                           [LOGO] Heartland Funds
                           ----------------------
                          AMERICA'S VALUE INVESTOR(R)



                              Select Value Fund

                               Value Plus Fund

                                  Value Fund

                    Taxable Short Duration Municipal Fund


                        Short Duration High-Yield Fund


                        High-Yield Municipal Bond Fund

                           Wisconsin Tax Free Fund
                          (Wisconsin residents only)



                        SEMI - ANNUAL  |  JULY 1, 2000

                               Table of Contents

EQUITY FUNDS
---------------------------------------------------------------------------------------------------

     Letter to Shareholders............................................................   2

     Select Value Fund Management's Discussion of Fund Performance.....................   4

     Value Plus Fund Management's Discussion of Fund Performance.......................   6

     Value Fund Management's Discussion of Fund Performance............................   8

     Equity Fund Financial Statements
         Schedule of Investments.......................................................  10
         Statements of Assets and Liabilities..........................................  16
         Statements of Operations......................................................  17
         Statements of Changes in Net Assets...........................................  18
         Financial Highlights..........................................................  19

FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------

     Letter to Shareholders............................................................  22

     Taxable Short Duration Municipal Fund Management's Discussion of
     Fund Performance..................................................................  24

     Short Duration High-Yield Municipal Fund Management's Discussion of
     Fund Performance..................................................................  26

     High-Yield Municipal Bond Fund Management's Discussion of Fund Performance........  28

     Wisconsin Tax Free Fund Management's Discussion of Fund Performance...............  30

     Fixed Income Fund Financial Statements
         Schedule of Investments.......................................................  32
         Statements of Assets and Liabilities..........................................  45
         Statements of Operations......................................................  46
         Statements of Changes in Net Assets...........................................  47
         Financial Highlights..........................................................  48

ADDITIONAL INFORMATION
---------------------------------------------------------------------------------------------------

     Notes to Financial Statements.....................................................  52

     Definitions.......................................................................  58

DEAR SHAREHOLDER
--------------------------------------------------------------------------------
[PHOTO]

Hallelujah!

For the first half of the year, small-cap stocks are outperforming and small-cap investors across the land are rejoicing:

         Russell 2000 Index      +3.04%
         S&P 500 Index           -0.42
         Nasdaq Index            -2.54
         Dow Jones Ind. Avg.     -8.43

This resurgence in small-cap stocks has been a long time in coming. As measured by the Russell 2000 Index versus the S&P 500 Index, small company stocks underperformed their larger cap brethren for more than six years, from the Spring of 1993 through the fall of last year.

The million dollar question investors keep asking -- "Is this the start of a multi-year period of outperformance for small-cap stocks?" We think so.

Take a look at the chart below which details the relative performance of small capitalization stocks versus large-cap stocks all the way back to 1960.

                    Are Small/Micro Caps Staging A Rebound?
              Relative Performance of Small Caps vs. Large Caps*
                             Through June 30, 2000

"60"       48.29
           47.75
           46.98
           46.48
           45.36
           45.30
           45.59
           46.08
           46.18
           45.19
           44.03
           43.32
           44.36
           45.11
           46.32
           46.76
           47.61
           46.68
           45.47
           44.78
           44.11
           44.01
           44.14
           44.22
"62"       46.48
           46.40
           46.65
           46.35
           45.51
           45.70
           45.97
           46.71
           45.63
           43.26
           43.53
           41.56
           43.19
           43.39
           42.44
           41.26
           41.95
           42.30
           42.20
           41.38
           41.56
           40.73
           40.23
           38.98
"64"       39.41
           39.62
           39.85
           39.51
           38.95
           38.85
           39.21
           39.42
           39.91
           40.47
           40.45
           39.73
           40.80
           41.50
           42.81
           43.11
           42.88
           41.20
           41.61
           41.99
           41.80
           43.27
           45.22
           46.62
"66"       49.16
           51.53
           52.01
           53.29
           50.80
           51.19
           50.94
           49.29
           48.70
           45.19
           46.33
           46.90
           51.14
           53.22
           54.34
           54.40
           56.38
           60.53
           63.11
           63.73
           66.42
           67.02
           66.49
           70.77
"68"       76.19
           73.93
           72.38
           76.64
           83.08
           82.97
           82.44
           84.51
           86.41
           85.60
           86.57
           91.50
           91.63
           87.56
           86.88
           84.93
           85.25
           79.85
           76.00
           75.66
           74.92
           78.14
           75.25
           70.97
"70"       74.50
           72.91
           70.75
           65.08
           62.99
           60.92
           59.60
           60.18
           65.64
           62.20
           58.56
           60.17
           65.74
           68.20
           68.98
           68.30
           66.68
           64.79
           63.30
           63.24
           63.63
           62.15
           59.38
           61.22
"72"       66.89
           67.37
           66.44
           66.14
           63.47
           62.51
           60.37
           58.37
           56.58
           54.74
           54.64
           52.91
           52.27
           50.25
           49.21
           47.65
           44.32
           43.01
           46.23
           44.78
           46.12
           46.09
           42.32
           40.01
"74"       46.21
           45.86
           46.91
           46.16
           44.27
           43.90
           44.65
           44.40
           45.78
           42.74
           41.61
           38.80
           45.97
           44.43
           47.76
           46.63
           47.23
           48.75
           51.20
           48.91
           48.71
           46.49
           46.25
           46.15
"76"       50.78
           57.22
           55.90
           55.15
           53.92
           53.12
           53.31
           52.28
           52.03
           51.81
           52.80
           55.09
           59.34
           59.56
           60.62
           61.02
           61.43
           62.66
           63.78
           63.52
           64.39
           65.17
           68.20
           68.60
"78"       72.00
           74.89
           78.54
           78.69
           82.36
           83.32
           83.05
           87.67
           87.82
           75.60
           77.87
           77.25
           82.05
           82.38
           84.96
           86.49
           87.14
           87.48
           87.92
           89.41
           88.20
           84.33
           85.65
           89.45
"80"       93.17
           90.66
           83.49
           84.18
           84.86
           85.29
           89.35
           94.04
           94.04
           95.73
           91.05
           91.14
           96.81
           96.33
          100.51
          105.34
          107.14
          107.88
          104.73
          101.99
          100.00
          103.09
          102.29
          103.39
"82"      101.37
          102.19
          101.71
          102.79
          103.60
          101.48
          102.12
           98.40
          101.18
          104.01
          109.19
          108.72
          113.08
          117.59
          116.68
          116.32
          125.98
          127.03
          127.42
          120.94
          121.62
          114.81
          118.51
          117.08
"84"      116.00
          113.58
          112.48
          111.05
          111.67
          112.61
          108.73
          109.59
          108.90
          106.73
          105.26
          104.37
          109.89
          111.58
          109.40
          108.41
          106.40
          106.13
          109.51
          109.51
          106.41
          105.77
          106.02
          105.72
"86"      107.02
          106.87
          106.28
          109.29
          107.51
          105.75
          101.72
           97.80
          100.18
           98.66
           96.11
           95.88
           94.43
           98.55
           98.34
           96.52
           95.46
           93.21
           91.44
           91.24
           91.28
           80.78
           83.42
           83.82
"88"       83.79
           87.40
           94.44
           95.44
           92.75
           95.14
           94.76
           95.85
           94.30
           90.78
           89.24
           91.26
           88.95
           92.03
           92.10
           91.46
           92.04
           90.56
           86.72
           87.21
           87.87
           84.63
           83.60
           81.92
"90"       80.10
           81.73
           82.79
           82.19
           80.42
           81.24
           78.00
           74.39
           71.22
           67.23
           68.07
           68.85
           72.10
           74.97
           78.39
           78.19
           78.68
           77.58
           76.63
           77.90
           79.88
           81.06
           80.84
           78.32
"92"       86.32
           88.00
           86.79
           81.35
           82.20
           79.47
           78.95
           78.42
           79.42
           81.71
           85.25
           87.24
           89.41
           86.27
           87.28
           87.01
           88.89
           89.08
           90.75
           91.34
           94.80
           95.28
           93.26
           95.35
"94"       95.18
           96.75
           96.87
           96.33
           93.92
           93.02
           91.60
           93.08
           95.20
           92.88
           92.59
           93.76
           90.25
           90.54
           89.39
           88.94
           87.14
           89.55
           91.71
           93.45
           91.34
           87.62
           87.67
           88.24
"96"       85.28
           87.26
           88.13
           91.57
           93.01
           88.89
           84.93
           88.08
           86.68
           83.05
           80.45
           84.19
           80.83
           78.30
           77.82
           73.62
           77.20
           77.02
           74.70
           80.97
           82.40
           81.47
           77.39
           77.45
"98"       75.45
           75.70
           75.04
           74.70
           72.00
           69.38
           64.42
           60.72
           61.49
           59.20
           58.79
           59.04
           57.42
           54.48
           53.16
           55.73
           57.96
           57.34
           57.57
           55.73
           57.29
           54.09
           56.23
           59.09
"0/00"     61.20
           72.72
           61.87
           59.95
           57.65
           61.16

           *Based on Russell 2000 and the S&P 500 Indexes.
           Source: Schroder & Co. and The Leuthold Group

Note that when the relative strength line is going down, 1994-1999 for example, small stocks are underperforming. When the line is going up, such as it did in 1991-1993, small stocks are leading.

Over these past 40 years, a pattern of rotation in leadership between small-caps and large-caps seems to occur. Periods of small stock underperformance have set the stage for periods of outperformance.

2 | Semi-Annual: July 1, 2000

--------------------------------------------------------------------------------

For example, a long period of underperformance in the early 1970's by small stocks was followed by a huge outperformance run from 1975-1983.

If this pattern continues, we believe the next major period of outperformance will favor small capitalization stocks. Why not? After six years of famine, will there be six years of feast?

Valuations would seem to support this turn. In a time when the valuations of many large-cap growth stocks seem to be in question, we think the smaller end of the capitalization spectrum offers up some amazing bargains. Our 13-person research team has identified many promising high quality small-cap names. In some cases, we're seeing industry leaders with sales in the billions, but market caps in the millions.

The graph at the right vividly points out how cheap small-caps are compared to large-caps. The relative P/E ratio for small stocks is currently at 50%--the lowest in 25 years. In our view, small-caps clearly offer significantly more upside potential than large-caps.

As the following table indicates, Heartland's three equity funds currently have low median market capitalizations, so each fund is positioned to take advantage of a sustained resurgence in the smaller capitalization sector of the stock market.

Median Market Caps as of 6/30/00:

          Value Fund                 $96 million
          Value Plus Fund             99 million
          Select Value Fund          1.5 billion

In our opinion, the rebound in small-cap stocks has just begun and it's time for small-cap value investors to be optimistic. Valuations are very appealing, and we are confident that our portfolios are well positioned with the potential to generate attractive long-term returns for patient investors.

Sincerely,

/s/ Bill Nasgovitz

William J. Nasgovitz

                               Small Means Cheap

                                    [CHART]


                    weighted    median      Ratio
                  P/E           P/E
         12/31/71
           1/7/72
          1/14/72 DO NOT DELETE
          1/21/72
          1/28/72
           2/4/72
          2/11/72
          2/18/72
          2/25/72
           3/3/72
          3/10/72
          3/17/72
          3/24/72
          3/31/72
           4/7/72
          4/14/72
          4/21/72
          4/28/72
           5/5/72
          5/12/72
          5/19/72 DO NOT DELETE
          5/26/72
           6/2/72
           6/9/72
          6/16/72
          6/23/72
          6/30/72
           7/7/72
          7/14/72
          7/21/72
          7/28/72
           8/4/72
          8/11/72
          8/18/72
          8/25/72        14.12        19.4        72.8%
           9/1/72        13.98        19.5        71.7%
           9/8/72        13.73        19.5        70.4%
          9/15/72        13.73        19.5        70.4%
          9/22/72        13.68        19.4        70.5%
          9/29/72        13.47        19.3        69.8%
          10/6/72        13.40        19.2        69.8%
         10/13/72        13.26        19.3        68.7%
         10/20/72        13.25        19.2        69.0%
         10/27/72        12.73        18.5        68.8%
          11/3/72        13.15        18.9        69.6%
         11/10/72        13.28          19        69.9%
         11/17/72        13.19        19.2        68.7%
         11/24/72        13.16        19.3        68.2%
          12/1/72        13.19        19.4        68.0%
          12/8/72        13.28        19.7        67.4%
         12/15/72        13.68        19.8        69.1%
         12/22/72        13.56        19.6        69.2%
         12/29/72        13.46        19.5        69.0%
           1/5/73        13.15        19.4        67.8%
          1/12/73        13.21        19.6        67.4%
          1/19/73        13.19        19.6        67.3%
          1/26/73        13.27        19.9        66.7%
73                       13.10        19.7        66.5%
           2/9/73        12.86        19.6        65.6%
          2/16/73        12.48        19.2        65.0%
          2/23/73        12.05        18.4        65.5%
           3/2/73        11.77          18        65.4%
           3/9/73        11.61        17.8        65.2%
          3/16/73        11.58        17.9        64.7%
          3/23/73        10.97        17.2        63.8%
          3/30/73        11.05        17.3        63.9%
           4/6/73        10.78        17.2        62.7%
          4/13/73        10.92        17.2        63.5%
          4/20/73        10.37        16.7        62.1%
          4/27/73        10.40        16.5        63.0%
           5/4/73        10.15        16.3        62.3%
          5/11/73         9.98        16.3        61.2%
          5/18/73         9.96        16.2        61.5%
          5/25/73         9.52          16        59.5%
           6/1/73         9.60        15.9        60.4%
           6/8/73         9.34        15.7        59.5%
          6/15/73         9.39        15.6        60.2%
          6/22/73         9.86        16.4        60.1%
          6/29/73         9.36        15.2        61.6%
           7/6/73         9.13        15.3        59.7%
          7/13/73         9.03          15        60.2%
          7/20/73         8.79        14.5        60.6%
          7/27/73         8.89        14.6        60.9%
           8/3/73         8.86        14.5        61.1%
          8/10/73         8.86        14.6        60.7%
          8/17/73         8.92        14.8        60.3%
          8/24/73         9.18        15.2        60.4%
          8/31/73         9.47        15.4        61.5%
           9/7/73         9.28        14.8        62.7%
          9/14/73         9.33        14.9        62.6%
          9/21/73         9.23        14.6        63.2%
          9/28/73         9.09        14.1        64.5%
          10/5/73         9.13        14.2        64.3%
         10/12/73         9.05        14.1        64.2%
         10/19/73         9.17        14.3        64.1%
         10/26/73         9.22        14.5        63.6%
          11/2/73         9.25        14.8        62.5%
          11/9/73         9.27        15.1        61.4%
         11/16/73         8.91        14.8        60.2%
         11/23/73         8.55        14.4        59.4%
         11/30/73         8.06        13.8        58.4%
          12/7/73         7.67        13.3        57.7%
         12/14/73         7.31        12.9        56.7%
         12/21/73         6.98        12.5        55.8%
         12/28/73         6.96          12        58.0%
           1/4/74         7.69        12.4        62.0%
          1/11/74         7.80        12.6        61.9%
          1/18/74         7.96        12.8        62.2%
          1/25/74         7.73          12        64.4%
'74                       7.91        12.3        64.3%
           2/8/74         7.94          12        66.2%
          2/15/74         7.55        11.6        65.1%
          2/22/74         7.30        11.3        64.6%
           3/1/74         7.49        11.4        65.7%
           3/8/74         7.53        11.5        65.5%
          3/15/74         7.89        11.9        66.3%
          3/22/74         8.00        12.1        66.1%
          3/29/74         7.91        11.9        66.5%
           4/5/74         7.58        11.4        66.5%
          4/12/74         7.64        11.5        66.4%
          4/19/74         7.63        11.3        67.5%
          4/26/74         7.59        11.4        66.6%
           5/3/74         7.27        11.1        65.5%
          5/10/74         7.08        10.8        65.6%
          5/17/74         6.73        10.5        64.1%
          5/24/74         6.93        10.7        64.8%
          5/31/74         6.51        10.2        63.8%
           6/7/74         6.31         9.9        63.7%
          6/14/74         6.42        10.1        63.6%
          6/21/74         6.68        10.4        64.2%
          6/28/74         6.41          10        64.1%
           7/5/74         6.36         9.9        64.2%
          7/12/74         6.11         9.5        64.3%
          7/19/74         5.79           9        64.3%
          7/26/74         6.16         9.2        67.0%
           8/2/74         5.56         8.4        66.2%
           8/9/74         5.94         8.7        68.3%
          8/16/74         5.57         8.2        67.9%
          8/23/74         5.34           8        66.8%
          8/30/74         5.16         7.8        66.2%
           9/6/74         5.15         7.5        68.6%
          9/13/74         4.74        7.55        62.8%
          9/20/74         4.74        7.05        67.3%
          9/27/74         5.27         7.5        70.3%
          10/4/74         4.85         7.2        67.4%
         10/11/74         4.57        6.75        67.7%
         10/18/74         4.90         7.2        68.1%
         10/25/74         4.91         7.5        65.5%
          11/1/74         4.75         7.4        64.2%
          11/8/74         4.90         7.6        64.5%
         11/15/74         4.67         7.2        64.8%
         11/22/74         4.68         7.4        63.2%
         11/29/74         4.42        6.95        63.6%
          12/6/74         4.23           7        60.4%
         12/13/74         4.20        6.95        60.5%
         12/20/74         4.23           7        60.4%
         12/27/74         4.41        7.00        63.0%
           1/3/75         4.62        7.00        66.0%
          1/10/75         4.97        7.20        69.0%
          1/17/75         5.08        7.25        70.1%
          1/24/75         5.45        7.35        74.1%
'75                       5.66        7.46        75.9%
           2/7/75         5.72        7.95        71.9%
          2/14/75         5.79        8.30        69.8%
          2/21/75         5.85        8.60        68.0%
          2/28/75         6.03        8.75        68.9%
           3/7/75         6.20        8.68        71.4%
          3/14/75         6.29        9.00        69.9%
          3/21/75         6.22        9.12        68.2%
          3/28/75         6.30        9.00        70.0%
           4/4/75         6.49        8.97        72.4%
          4/11/75         6.51        8.90        73.1%
          4/18/75         6.64        9.10        73.0%
          4/25/75         6.80        9.40        72.3%
           5/2/75         6.87        9.70        70.8%
           5/9/75         6.81        9.85        69.1%
          5/16/75         6.95       10.00        69.5%
          5/23/75         7.09       10.20        69.5%
          5/30/75         7.02       10.40        67.5%
           6/6/75         7.20       10.62        67.8%
          6/13/75         7.41       10.50        70.6%
          6/20/75         7.42       10.90        68.1%
          6/27/75         7.72       11.00        70.2%
           7/4/75         7.55       11.06        68.3%
          7/11/75         7.30       10.93        66.8%
          7/18/75         7.25       10.77        67.3%
          7/25/75         7.06       10.60        66.6%
           8/1/75         6.98       10.50        66.5%
           8/8/75         6.62       10.40        63.7%
          8/15/75         6.88       10.15        67.8%
          8/22/75         6.80       10.34        65.8%
          8/29/75         6.76       10.45        64.7%
           9/5/75         6.63       10.45        63.4%
          9/12/75         6.84       10.45        65.5%
          9/19/75         6.85       10.34        66.2%
          9/26/75         6.87       10.28        66.8%
          10/3/75         6.90       10.37        66.5%
         10/10/75         6.90       10.30        67.0%
         10/17/75         6.90       10.40        66.3%
         10/24/75         6.90       10.50        65.7%
         10/31/75         6.90       10.70        64.5%
          11/7/75         6.90       10.80        63.9%
         11/14/75         6.89       11.04        62.4%
         11/21/75         6.70       10.95        61.2%
         11/28/75         6.65       11.07        60.1%
          12/5/75         6.60       10.90        60.6%
         12/12/75         6.60       10.80        61.1%
         12/19/75         6.65       10.90        61.0%
         12/26/75         6.70       11.00        60.9%
           1/2/76         6.79       11.10        61.2%
           1/9/76         7.21       11.23        64.2%
          1/16/76         7.40       11.38        65.0%
          1/23/76         7.68       11.50        66.8%
'76                       7.87       11.60        67.8%
           2/6/76         8.11       11.80        68.7%
          2/13/76         8.25       12.10        68.2%
          2/20/76         8.51       12.18        69.9%
          2/27/76         8.47       12.36        68.5%
           3/5/76         8.41       12.43        67.7%
          3/12/76         8.40       12.28        68.4%
          3/19/76         8.32       12.35        67.4%
          3/26/76         8.33       12.28        67.8%
           4/2/76         8.26       12.38        66.7%
           4/9/76         8.15       12.33        66.1%
          4/16/76         8.10       12.36        65.5%
          4/23/76         8.20       12.17        67.4%
          4/30/76         7.95       12.20        65.2%
           5/7/76         7.83       11.89        65.9%
          5/14/76         7.92       11.95        66.3%
          5/21/76         7.75       11.43        67.8%
          5/28/76         7.60       11.52        66.0%
           6/4/76         7.59       11.40        66.6%
          6/11/76         7.65       11.43        66.9%
          6/18/76         7.71       11.39        67.7%
          6/25/76         7.71       11.30        68.2%
           7/2/76         7.70       11.27        68.3%
           7/9/76         7.70       11.23        68.6%
          7/16/76         7.60       11.40        66.7%
          7/23/76         7.60       11.48        66.2%
          7/30/76         7.70       11.44        67.3%
           8/6/76         7.75       11.48        67.5%
          8/13/76         7.80       11.53        67.6%
          8/20/76         7.88       11.62        67.8%
          8/27/76         7.60       11.49        66.1%
           9/3/76         7.60       11.30        67.3%
          9/10/76         7.60       11.20        67.9%
          9/17/76         7.60       10.98        69.2%
          9/24/76         7.50       11.17        67.1%
          10/1/76         7.31       11.20        65.3%
          10/8/76         7.40       11.22        66.0%
         10/15/76         7.50       11.35        66.1%
         10/22/76         7.52       11.40        66.0%
         10/29/76         7.60       10.60        71.7%
          11/5/76         7.50       10.50        71.4%
         11/12/76         7.22       10.50        68.8%
         11/19/76         7.21       10.20        70.7%
         11/26/76         7.20       10.40        69.2%
          12/3/76         7.15       10.45        68.4%
         12/10/76         7.10       10.53        67.4%
         12/17/76         7.25       10.60        68.4%
         12/24/76         7.30       10.80        67.6%
         12/31/76         7.40       10.90        67.9%
           1/7/77         8.00       10.80        74.1%
          1/14/77         8.00       10.60        75.5%
          1/21/77         8.00       10.40        76.9%
'77                       8.00       10.20        78.4%
           2/4/77         7.90       10.10        78.2%
          2/11/77         7.90       10.03        78.8%
          2/18/77         7.80       10.00        78.0%
          2/25/77         7.80       10.05        77.6%
           3/4/77         7.80       10.09        77.3%
          3/11/77         7.90       10.16        77.8%
          3/18/77         7.80       10.06        77.5%
          3/25/77         7.70        9.80        78.6%
           4/1/77         7.70        9.88        77.9%
           4/8/77         7.90        9.91        79.7%
          4/15/77         7.70        9.80        78.6%
          4/22/77         7.90        9.92        79.6%
          4/29/77         7.80        9.97        78.2%
           5/6/77         7.90        9.80        80.6%
          5/13/77         7.70        9.80        78.6%
          5/20/77         7.70        9.70        79.4%
          5/27/77         7.80        9.50        82.1%
           6/3/77         7.80        9.55        81.7%
          6/10/77         7.80        9.60        81.3%
          6/17/77         8.00        9.84        81.3%
          6/24/77         8.00        9.81        81.5%
           7/1/77         8.00        9.85        81.2%
           7/8/77         8.10        9.74        83.2%
          7/15/77         8.00        9.60        83.3%
          7/22/77         7.90        9.56        82.6%
          7/29/77         7.90        9.52        83.0%
           8/5/77         7.80        9.42        82.8%
          8/12/77         7.70        9.36        82.3%
          8/19/77         7.70        9.40        81.9%
          8/26/77         7.70        9.28        83.0%
           9/2/77         7.60        9.30        81.7%
           9/9/77         7.50        9.37        80.0%
          9/16/77         7.50        9.40        79.8%
          9/23/77         7.60        9.30        81.7%
          9/30/77         7.40        9.20        80.4%
          10/7/77         7.40        9.10        81.3%
         10/14/77         7.30        9.15        79.8%
         10/21/77         7.30        9.20        79.3%
         10/28/77         7.40        8.80        84.1%
          11/4/77         7.40        8.60        86.0%
         11/11/77         7.35        8.65        85.0%
         11/18/77         7.30        8.73        83.6%
         11/25/77         7.40        8.80        84.1%
          12/2/77         7.40        9.06        81.7%
          12/9/77         7.60        8.95        84.9%
         12/16/77         7.70        8.97        85.8%
         12/23/77         7.60        8.88        85.6%
         12/30/77         7.60        8.90        85.4%
           1/6/78         7.60        8.80        86.4%
          1/13/78         7.30        8.70        83.9%
          1/20/78         7.40        8.60        86.0%
'78                       7.40        8.50        87.1%
           2/3/78         7.50        8.58        87.4%
          2/10/78         7.40        8.50        87.1%
          2/17/78         7.30        8.40        86.9%
          2/24/78         7.30        8.30        88.0%
           3/3/78         7.30        8.25        88.5%
          3/10/78         7.30        8.23        88.7%
          3/17/78         7.50        8.27        90.7%
          3/24/78         7.50        8.30        90.4%
          3/31/78         7.65        8.38        91.3%
           4/7/78         8.00        8.43        94.9%
          4/14/78         8.20        8.50        96.5%
          4/21/78         8.30        8.60        96.5%
          4/28/78         8.40        8.67        96.9%
           5/5/78         8.60        8.80        97.7%
          5/12/78         8.70        9.06        96.0%
          5/19/78         8.60        9.00        95.6%
          5/26/78         8.70        9.10        95.6%
           6/2/78         8.75        9.13        95.8%
           6/9/78         8.80        9.16        96.1%
          6/16/78         8.80        9.19        95.8%
          6/23/78         8.50        8.97        94.8%
          6/30/78         8.40        8.89        94.5%
           7/7/78         8.30        8.78        94.5%
          7/14/78         8.50        8.93        95.2%
          7/21/78         8.60        9.01        95.4%
          7/28/78         8.80        9.07        97.0%
           8/4/78         8.90        9.36        95.1%
          8/11/78         9.00        9.40        95.7%
          8/18/78         9.10        9.50        95.8%
          8/25/78         9.00        9.60        93.8%
           9/1/78         9.20        9.37        98.2%
           9/8/78         9.30        9.55        97.4%
          9/15/78         8.80        9.55        92.1%
          9/22/78         8.80        9.22        95.4%
          9/29/78         8.90        9.23        96.4%
          10/6/78         9.00        9.34        96.4%
         10/13/78         8.40        9.41        89.3%
         10/20/78         7.70        8.82        87.3%
         10/27/78         7.50        8.38        89.5%
          11/3/78         7.30        8.25        88.5%
         11/10/78         7.20        8.10        88.9%
         11/17/78         7.40        8.04        92.0%
         11/24/78         7.40        8.21        90.1%
          12/1/78         7.50        8.16        91.9%
          12/8/78         7.40        8.36        88.5%
         12/15/78         7.30        8.28        88.2%
         12/22/78         7.30        8.17        89.4%
         12/29/78         7.60        8.29        91.7%
           1/5/79         7.70        8.50        90.6%
          1/12/79         7.80        8.56        91.1%
          1/19/79         7.80        8.56        91.1%
'79                       7.70        8.59        89.6%
           2/2/79         7.60        8.40        90.5%
           2/9/79         7.60        8.18        92.9%
          2/16/79         7.50        8.25        90.9%
          2/23/79         7.30        8.21        88.9%
           3/2/79         7.50        8.04        93.3%
           3/9/79         7.60        8.25        92.1%
          3/16/79         7.60        8.29        91.7%
          3/23/79         7.60        8.41        90.4%
          3/30/79         7.70        8.46        91.0%
           4/6/79         7.80        8.57        91.0%
          4/13/79         7.80        8.48        92.0%
          4/20/79         7.80        8.32        93.8%
          4/27/79         7.70        8.21        93.8%
           5/4/79         7.60        8.12        93.6%
          5/11/79         7.30        7.84        93.1%
          5/18/79         7.40        7.93        93.3%
          5/25/79         7.40        7.96        93.0%
           6/1/79         7.30        7.86        92.9%
           6/8/79         7.50        8.06        93.1%
          6/15/79         7.50        8.06        93.1%
          6/22/79         7.60        8.06        94.3%
          6/29/79         7.60        8.16        93.1%
           7/6/79         7.60        8.14        93.4%
          7/13/79         7.70        8.10        95.1%
          7/20/79         7.50        7.93        94.6%
          7/27/79         7.60        7.95        95.6%
           8/3/79         7.70        7.93        97.1%
          8/10/79         7.80        8.01        97.4%
          8/17/79         7.90        8.19        96.5%
          8/24/79         8.00        8.22        97.3%
          8/31/79         8.00        8.26        96.9%
           9/7/79         7.90        8.11        97.4%
          9/14/79         7.90        8.20        96.3%
          9/21/79         8.00        8.36        95.7%
          9/28/79         7.90        8.37        94.4%
          10/5/79         8.00        8.38        95.5%
         10/12/79         7.40        7.89        93.8%
         10/19/79         7.30        7.74        94.3%
         10/26/79         6.90        7.32        94.3%
          11/2/79         7.00        7.45        94.0%
          11/9/79         7.00        7.45        94.0%
         11/16/79         7.00        7.55        92.7%
         11/23/79         7.00        7.54        92.8%
         11/30/79         7.20        7.79        92.4%
          12/7/79         7.30        7.89        92.5%
         12/14/79         7.30        7.89        92.5%
         12/21/79         7.40        7.94        93.2%
         12/28/79         7.50        7.86        95.4%
           1/4/80         7.30        7.66        95.3%
          1/11/80         7.70        7.99        96.4%
          1/18/80         7.80        8.04        97.0%
'80                       7.80        8.20        95.1%
           2/1/80         8.00        8.23        97.2%
           2/8/80         7.90        8.29        95.3%
          2/15/80         7.90        8.24        95.9%
          2/22/80         7.70        8.20        93.9%
          2/29/80         7.40        8.00        92.5%
           3/7/80         7.10        7.66        92.7%
          3/14/80         6.80        7.43        91.5%
          3/21/80         6.60        7.22        91.4%
          3/28/80         6.00        6.76        88.8%
           4/4/80         6.40        7.15        89.5%
          4/11/80         6.50        7.26        89.5%
          4/18/80         6.40        7.06        90.7%
          4/25/80         6.60        7.31        90.3%
           5/2/80         6.60        7.38        89.4%
           5/9/80         6.80        7.63        89.1%
          5/16/80         6.90        7.32        94.3%
          5/23/80         7.00        7.38        94.9%
          5/30/80         7.10        7.49        94.8%
           6/6/80         7.10        7.59        93.5%
          6/13/80         7.20        7.74        93.0%
          6/20/80         7.30        7.71        94.7%
          6/27/80         7.40        7.78        95.1%
           7/4/80         7.50        7.77        96.5%
          7/11/80         7.50        7.86        95.4%
          7/18/80         7.70        8.15        94.5%
          7/25/80         7.80        8.24        94.7%
           8/1/80         7.90        8.18        96.6%
           8/8/80         8.10        8.20        98.8%
          8/15/80         8.20        8.41        97.5%
          8/22/80         8.30        8.38        99.0%
          8/29/80         8.20        8.26        99.3%
           9/5/80         8.50        8.51        99.9%
          9/12/80         8.60        8.62        99.8%
          9/19/80         8.80        8.79       100.1%
          9/26/80         8.90        8.81       101.0%
          10/3/80         8.60        8.75        98.3%
         10/10/80         8.90        8.95        99.4%
         10/17/80         8.90        9.03        98.6%
         10/24/80         8.80        8.87        99.2%
         10/31/80         8.60        8.69        99.0%
          11/7/80         8.80        8.70       101.1%
         11/14/80         9.00        9.34        96.4%
         11/21/80         9.20        9.57        96.1%
         11/28/80         9.00        9.53        94.4%
          12/5/80         8.90        9.30        95.7%
         12/12/80         8.30        8.60        96.5%
         12/19/80         8.50        9.03        94.1%
         12/26/80         8.70        9.00        96.7%
           1/2/81         8.80        9.21        95.5%
           1/9/81         8.70        9.00        96.7%
          1/16/81         8.90        9.10        97.8%
'81                       8.70        8.80        98.9%
          1/30/81         8.80        8.82        99.8%
           2/6/81         8.70        8.72        99.8%
          2/13/81         8.70        8.59       101.3%
          2/20/81         8.60        8.53       100.8%
          2/27/81         8.70        8.76        99.3%
           3/6/81         8.80        8.73       100.8%
          3/13/81         9.00        8.92       100.9%
          3/20/81         9.30        9.00       103.3%
          3/27/81         9.50        9.21       103.1%
           4/3/81         9.60        9.25       103.8%
          4/10/81         9.70        9.27       104.6%
          4/17/81         9.70        9.12       106.4%
          4/24/81         9.80        9.14       107.2%
           5/1/81         9.70        9.15       106.0%
           5/8/81         9.70        9.10       106.6%
          5/15/81         9.70        9.13       106.2%
          5/22/81         9.80        9.17       106.9%
          5/29/81        10.00        9.29       107.6%
           6/5/81         9.90        9.08       109.0%
          6/12/81        10.10        9.24       109.3%
          6/19/81        10.00        9.23       108.3%
          6/26/81        10.10        9.31       108.5%
           7/3/81         9.80        9.09       107.8%
          7/10/81         9.60        9.03       106.3%
          7/17/81         9.70        9.12       106.4%
          7/24/81         9.40        8.86       106.1%
          7/31/81         9.40        8.83       106.5%
           8/7/81         9.40        9.02       104.2%
          8/14/81         9.40        9.08       103.5%
          8/21/81         9.20        8.89       103.5%
          8/28/81         8.70        8.42       103.3%
           9/4/81         8.50        8.23       103.3%
          9/11/81         8.30        8.14       102.0%
          9/18/81         8.20        7.95       103.1%
          9/25/81         7.90        7.74       102.1%
          10/2/81         8.00        7.83       102.2%
          10/9/81         8.30        8.23       100.9%
         10/16/81         8.30        8.07       102.9%
         10/23/81         8.30        8.06       103.0%
         10/30/81         8.30        8.02       103.5%
          11/6/81         8.50        8.32       102.2%
         11/13/81         8.50        8.31       102.3%
         11/20/81         8.40        8.13       103.3%
         11/27/81         8.60        8.35       103.0%
          12/4/81         8.50        8.42       101.0%
         12/11/81         8.50        8.43       100.8%
         12/18/81         8.40        8.33       100.8%
         12/25/81         8.40        8.24       101.9%
           1/1/82         8.30        8.23       100.9%
           1/8/82         8.30        8.01       103.6%
          1/15/82         8.10        8.01       101.1%
'82                       8.10        7.78       104.1%
          1/29/82         8.10        7.95       101.9%
           2/5/82         8.10        7.79       104.0%
          2/12/82         8.00        7.65       104.6%
          2/19/82         7.90        7.61       103.8%
          2/26/82         7.80        7.57       103.0%
           3/5/82         7.70        7.34       104.9%
          3/12/82         7.50        7.26       103.3%
          3/19/82         7.50        7.34       102.2%
          3/26/82         7.70        7.50       102.7%
           4/2/82         7.70        7.53       102.3%
           4/9/82         7.80        7.64       102.1%
          4/16/82         7.90        7.71       102.5%
          4/23/82         8.00        7.83       102.2%
          4/30/82         8.10        7.88       102.8%
           5/7/82         8.20        8.09       101.4%
          5/14/82         8.30        8.12       102.2%
          5/21/82         8.20        7.90       103.8%
          5/28/82         7.90        7.76       101.8%
           6/4/82         7.90        7.70       102.6%
          6/11/82         7.70        7.53       102.3%
          6/18/82         7.70        7.45       103.4%
          6/25/82         7.80        7.55       103.3%
           7/2/82         7.80        7.48       104.3%
           7/9/82         7.70        7.38       104.3%
          7/16/82         7.90        7.56       104.5%
          7/23/82         8.00        7.69       104.0%
          7/30/82         7.80        7.49       104.1%
           8/6/82         7.80        7.46       104.6%
          8/13/82         7.60        7.32       103.8%
          8/20/82         7.90        7.85       100.6%
          8/27/82         8.50        8.57        99.2%
           9/3/82         8.70        8.73        99.7%
          9/10/82         8.80        8.73       100.8%
          9/17/82         8.90        9.00        98.9%
          9/24/82         9.00        9.01        99.9%
          10/1/82         8.90        8.80       101.1%
          10/8/82         9.30        9.34        99.6%
         10/15/82         9.80        9.80       100.0%
         10/22/82        10.20       10.17       100.3%
         10/29/82        10.30        9.89       104.1%
          11/5/82        11.00       10.60       103.8%
         11/12/82        11.30       10.70       105.6%
         11/19/82        11.20       10.51       106.6%
         11/26/82        11.10       10.26       108.2%
          12/3/82        11.50       10.65       108.0%
         12/10/82        11.60       10.74       108.0%
         12/17/82        11.20       10.38       107.9%
         12/24/82        11.30       10.62       106.4%
         12/31/82        11.30       10.77       104.9%
           1/7/83        11.80       11.18       105.5%
          1/14/83        11.90       11.25       105.8%
'83                      12.10       11.31       107.0%
          1/28/83        11.90       11.22       106.1%
           2/4/83        12.20       11.48       106.3%
          2/11/83        12.50       11.82       105.8%
          2/18/83        12.70       11.99       105.9%
          2/25/83        12.80       12.13       105.5%
           3/4/83        13.40       12.44       107.7%
          3/11/83        13.50       12.37       109.1%
          3/18/83        13.30       12.21       108.9%
          3/25/83        13.70       12.54       109.3%
           4/1/83        13.70       12.54       109.3%
           4/8/83        13.50       12.45       108.4%
          4/15/83        13.90       12.98       107.1%
          4/22/83        14.10       13.21       106.7%
          4/29/83        14.40       13.22       108.9%
           5/6/83        14.60       13.55       107.7%
          5/13/83        14.90       13.72       108.6%
          5/20/83        14.90       13.63       109.3%
          5/27/83        15.30       13.98       109.4%
           6/3/83        15.20       13.88       109.5%
          6/10/83        15.30       13.79       110.9%
          6/17/83        15.80       14.38       109.9%
          6/24/83        16.00       14.62       109.4%
           7/1/83        15.70       14.42       108.9%
           7/8/83        15.80       14.36       110.0%
          7/15/83        15.60       14.17       110.1%
          7/22/83        15.70       14.48       108.4%
          7/29/83        15.50       14.04       110.4%
           8/5/83        14.80       13.74       107.7%
          8/12/83        14.50       13.69       105.9%
          8/19/83        14.80       13.76       107.6%
          8/26/83        14.40       13.50       106.7%
           9/2/83        14.50       13.76       105.4%
           9/9/83        14.80       14.07       105.2%
          9/16/83        14.50       13.84       104.8%
          9/23/83        14.80       14.23       104.0%
          9/30/83        14.80       14.00       105.7%
          10/7/83        14.80       14.17       104.4%
         10/14/83        14.70       14.09       104.3%
         10/21/83        14.20       13.68       103.8%
         10/28/83        13.80       13.36       103.3%
          11/4/83        13.70       13.21       103.7%
         11/11/83        13.50       13.13       102.8%
         11/18/83        13.90       12.83       108.3%
         11/25/83        14.00       13.37       104.7%
          12/2/83        14.00       13.38       104.6%
          12/9/83        13.80       13.33       103.5%
         12/16/83        13.90       13.38       103.9%
         12/23/83        13.50       13.37       101.0%
         12/30/83        13.50       13.27       101.7%
           1/6/84        13.90       13.47       103.2%
          1/13/84        13.90       14.23        97.7%
'84                      13.80       13.59       101.5%
          1/27/84        13.30       13.64        97.5%
           2/3/84        12.80       13.30        96.2%
          2/10/84        12.10       12.69        95.4%
          2/17/84        12.00       12.38        96.9%
          2/24/84        11.80       12.05        97.9%
           3/2/84        12.10       12.25        98.8%
           3/9/84        11.80       11.81        99.9%
          3/16/84        11.90       12.02        99.0%
          3/23/84        12.00       11.94       100.5%
          3/30/84        12.10       12.10       100.0%
           4/6/84        11.80       11.79       100.1%
          4/13/84        11.70       11.94        98.0%
          4/20/84        11.80       12.00        98.3%
          4/27/84        12.00       12.16        98.7%
           5/4/84        12.20       12.27        99.4%
          5/11/84        12.10       12.14        99.7%
          5/18/84        11.80       11.78       100.2%
          5/25/84        11.30       11.21       100.8%
           6/1/84        11.20       11.10       100.9%
           6/8/84        11.50       11.37       101.1%
          6/15/84        11.30       11.10       101.8%
          6/22/84        11.40       11.29       101.0%
          6/29/84        11.60       11.32       102.5%
           7/6/84        11.50       11.29       101.9%
          7/13/84        11.40       11.03       103.4%
          7/20/84        11.20       10.89       102.8%
          7/27/84        10.90       10.64       102.4%
           8/3/84        11.30       11.08       102.0%
          8/10/84        11.80       11.54       102.3%
          8/17/84        11.80       11.42       103.3%
          8/24/84        11.90       11.58       102.8%
          8/31/84        11.90       11.43       104.1%
           9/7/84        11.90       11.49       103.6%
          9/14/84        11.90       11.49       103.6%
          9/21/84        11.90       11.42       104.2%
          9/28/84        11.80       11.34       104.1%
          10/5/84        11.50       10.87       105.8%
         10/12/84        11.40       10.83       105.3%
         10/19/84        11.50       11.07       103.9%
         10/26/84        11.50       10.92       105.3%
          11/2/84        11.40       11.03       103.4%
          11/9/84        11.50       11.08       103.8%
         11/16/84        11.30       10.82       104.4%
         11/23/84        11.10       10.65       104.2%
         11/30/84        11.00       10.53       104.5%
          12/7/84        10.80       10.58       102.1%
         12/14/84        10.80       10.55       102.4%
         12/21/84        11.00       10.83       101.6%
         12/28/84        11.10       10.79       102.9%
           1/4/85        11.10       10.72       103.5%
          1/11/85        11.30       11.00       102.7%
'85                      11.70       11.20       104.5%
          1/25/85        12.20       11.60       105.2%
           2/1/85        12.40       11.78       105.3%
           2/8/85        12.40       11.95       103.8%
          2/15/85        12.50       12.03       103.9%
          2/22/85        12.50       12.06       103.6%
           3/1/85        12.50       12.14       103.0%
           3/8/85        12.50       11.94       104.7%
          3/15/85        12.30       11.85       103.8%
          3/22/85        12.30       11.99       102.6%
          3/29/85        12.30       11.95       102.9%
           4/5/85        12.20       11.89       102.6%
          4/12/85        12.20       11.95       102.1%
          4/19/85        12.40       12.02       103.2%
          4/26/85        12.30       12.10       101.7%
           5/3/85        12.10       11.96       101.2%
          5/10/85        12.30       12.09       101.7%
          5/17/85        12.50       12.34       101.3%
          5/24/85        12.50       12.42       100.6%
          5/31/85        12.50       12.40       100.8%
           6/7/85        12.70       12.59       100.9%
          6/14/85        12.50       12.28       101.8%
          6/21/85        12.50       12.30       101.6%
          6/28/85        12.80       12.60       101.6%
           7/5/85        12.90       12.63       102.1%
          7/12/85        13.00       12.76       101.9%
          7/19/85        13.20       12.91       102.2%
          7/26/85        13.10       12.73       102.9%
           8/2/85        13.20       12.98       101.7%
           8/9/85        12.90       12.79       100.9%
          8/16/85        12.90       12.61       102.3%
          8/23/85        12.90       12.71       101.5%
          8/30/85        12.90       12.88       100.2%
           9/6/85        12.80       12.86        99.5%
          9/13/85        12.60       12.61        99.9%
          9/20/85        12.40       12.54        98.9%
          9/27/85        12.30       12.47        98.6%
          10/4/85        12.50       12.69        98.5%
         10/11/85        12.30       12.60        97.6%
         10/18/85        12.50       12.93        96.7%
         10/25/85        12.70       12.91        98.4%
          11/1/85        12.70       12.92        98.3%
          11/8/85        13.00       13.18        98.6%
         11/15/85        13.20       13.63        96.8%
         11/22/85        13.40       13.89        96.5%
         11/29/85        13.50       14.03        96.2%
          12/6/85        13.70       14.24        96.2%
         12/13/85        13.90       14.43        96.3%
         12/20/85        14.00       14.63        95.7%
         12/27/85        13.90       14.53        95.7%
           1/3/86        14.10       14.64        96.3%
          1/10/86        13.90       14.42        96.4%
'86                      14.10       14.67        96.1%
          1/24/86        13.90       14.29        97.3%
          1/31/86        14.10       14.77        95.5%
           2/7/86        14.30       14.78        96.8%
          2/14/86        14.60       15.08        96.8%
          2/21/86        14.80       15.34        96.5%
          2/28/86        15.00       15.73        95.4%
           3/7/86        15.20       15.89        95.7%
          3/14/86        15.60       16.31        95.6%
          3/21/86        15.60       16.66        93.6%
          3/28/86        15.60       16.78        93.0%
           4/4/86        15.70       16.65        94.3%
          4/11/86        15.70       16.92        92.8%
          4/18/86        16.00       17.39        92.0%
          4/25/86        16.10       17.39        92.6%
           5/2/86        15.80       17.03        92.8%
           5/9/86        15.80       17.27        91.5%
          5/16/86        15.80       17.19        91.9%
          5/23/86        16.10       17.56        91.7%
          5/30/86        16.60       18.08        91.8%
           6/6/86        16.50       18.01        91.6%
          6/13/86        16.40       17.80        92.1%
          6/20/86        16.40       17.91        91.6%
          6/27/86        16.60       18.00        92.2%
           7/4/86        16.80       18.51        90.8%
          7/11/86        16.10       17.77        90.6%
          7/18/86        15.80       17.29        91.4%
          7/25/86        15.70       17.08        91.9%
           8/1/86        15.50       17.05        90.9%
           8/8/86        15.30       17.35        88.2%
          8/15/86        15.60       17.93        87.0%
          8/22/86        15.70       18.28        85.9%
          8/29/86        15.90       18.56        85.7%
           9/5/86        15.90       18.68        85.1%
          9/12/86        14.70       17.52        83.9%
          9/19/86        14.30       17.68        80.9%
          9/26/86        14.40       17.89        80.5%
          10/3/86        14.50       17.98        80.6%
         10/10/86        14.50       18.17        79.8%
         10/17/86        14.60       18.10        80.7%
         10/24/86        14.60       18.28        79.9%
         10/31/86        14.80       18.42        80.3%
          11/7/86        14.80       18.30        80.9%
         11/14/86        14.70       18.09        81.3%
         11/21/86        14.50       18.05        80.3%
         11/28/86        14.80       18.62        79.5%
          12/5/86        14.80       19.08        77.6%
         12/12/86        14.70       18.68        78.7%
         12/19/86        14.50       18.64        77.8%
         12/26/86        14.30       18.62        76.8%
           1/2/87        14.20       18.31        77.6%
           1/9/87        15.10       19.40        77.8%
'87                      15.60       20.03        77.9%
          1/23/87        15.50       20.33        76.2%
          1/30/87        15.40       20.01        77.0%
           2/6/87        15.90       21.41        74.3%
          2/13/87        15.80       20.55        76.9%
          2/20/87        16.10       21.38        75.3%
          2/27/87        16.10       21.12        76.2%
           3/6/87        16.30       21.56        75.6%
          3/13/87        16.40       21.66        75.7%
          3/20/87        16.30       21.74        75.0%
          3/27/87        16.40       22.35        73.4%
           4/3/87        16.20       21.84        74.2%
          4/10/87        16.10       21.92        73.4%
          4/17/87        15.50       21.19        73.1%
          4/24/87        15.30       21.17        72.3%
           5/1/87        15.40       21.16        72.8%
           5/8/87        15.50       21.37        72.5%
          5/15/87        15.50       21.34        72.6%
          5/22/87        15.00       20.21        74.2%
          5/29/87        15.10       20.79        72.6%
           6/5/87        15.40       21.00        73.3%
          6/12/87        15.50       21.28        72.8%
          6/19/87        15.70       21.65        72.5%
          6/26/87        15.80       21.85        72.3%
           7/3/87        15.60       21.42        72.8%
          7/10/87        15.80       21.46        73.6%
          7/17/87        15.90       21.49        74.0%
          7/24/87        15.80       21.17        74.6%
          7/31/87        15.90       22.20        71.6%
           8/7/87        16.10       22.30        72.2%
          8/14/87        16.50       23.07        71.5%
          8/21/87        16.50       23.14        71.3%
          8/28/87        16.50       23.03        71.6%
           9/4/87        16.30       22.29        73.1%
          9/11/87        16.00       22.29        71.8%
          9/18/87        16.00       21.99        72.8%
          9/25/87        15.90       22.25        71.5%
          10/2/87        16.30       22.90        71.2%
          10/9/87        15.90       22.26        71.4%
         10/16/87        15.30       21.27        71.9%
         10/23/87        12.50       17.48        71.5%
         10/30/87        11.20       16.76        66.8%
          11/6/87        11.70       16.98        68.9%
         11/13/87        11.60       16.80        69.0%
         11/20/87        11.30       16.20        69.8%
         11/27/87        11.40       16.54        68.9%
          12/4/87        10.80       15.25        70.8%
         12/11/87        10.80       15.68        68.9%
         12/18/87        11.40       16.29        70.0%
         12/25/87        11.70       16.92        69.1%
           1/1/88        11.70       16.73        69.9%
           1/8/88        12.30       17.56        70.0%
88                       11.80       16.66        70.8%
          1/22/88        11.80       16.03        73.6%
          1/29/88        11.90       16.20        73.5%
           2/5/88        12.00       15.46        77.6%
          2/12/88        12.20       15.25        80.0%
          2/19/88        12.30       15.36        80.1%
          2/26/88        12.50       15.54        80.4%
           3/4/88        12.80       15.88        80.6%
          3/11/88        13.00       15.98        81.4%
          3/18/88        13.10       16.52        79.3%
          3/25/88        13.00       16.52        78.7%
           4/1/88        12.90       15.56        82.9%
           4/8/88        13.10       16.25        80.6%
          4/15/88        13.00       16.28        79.9%
          4/22/88        12.90       15.97        80.8%
          4/29/88        13.00       15.95        81.5%
           5/6/88        12.90       15.62        82.6%
          5/13/88        12.60       15.23        82.7%
          5/20/88        12.50       15.21        82.2%
          5/27/88        12.50       15.33        81.5%
           6/3/88        12.70       15.78        80.5%
          6/10/88        12.80       16.10        79.5%
          6/17/88        12.90       16.07        80.3%
          6/24/88        13.00       16.25        80.0%
           7/1/88        13.10       16.37        80.0%
           7/8/88        13.20       16.29        81.0%
          7/15/88        13.20       16.21        81.4%
          7/22/88        12.90       15.87        81.3%
          7/29/88        12.70       15.23        83.4%
           8/5/88        12.80       15.24        84.0%
          8/12/88        12.40       14.48        85.6%
          8/19/88        12.30       14.32        85.9%
          8/26/88        12.10       14.01        86.4%
           9/2/88        12.00       13.80        87.0%
           9/9/88        12.20       13.81        88.3%
          9/16/88        12.20       13.82        88.3%
          9/23/88        12.20       13.85        88.1%
          9/30/88        12.30       14.06        87.5%
          10/7/88        12.30       13.96        88.1%
         10/14/88        12.30       14.05        87.5%
         10/21/88        12.30       14.20        86.6%
         10/28/88        12.00       13.76        87.2%
          11/4/88        12.00       13.70        87.6%
         11/11/88        11.80       13.46        87.7%
         11/18/88        11.60       13.23        87.7%
         11/25/88        11.50       13.44        85.6%
          12/2/88        11.60       13.80        84.1%
          12/9/88        11.70       13.66        85.7%
         12/16/88        11.60       13.68        84.8%
         12/23/88        11.70       13.82        84.7%
         12/30/88        11.70       13.92        84.1%
           1/6/89        11.90       13.93        85.4%
'89                      12.00       14.05        85.4%
          1/20/89        12.10       14.02        86.3%
          1/27/89        12.20       14.21        85.9%
           2/3/89        12.20       14.14        86.3%
          2/10/89        12.30       14.03        87.7%
          2/17/89        12.20       14.06        86.8%
          2/24/89        12.10       13.93        86.9%
           3/3/89        12.10       13.85        87.4%
          3/10/89        12.20       13.96        87.4%
          3/17/89        12.40       14.11        87.9%
          3/24/89        12.10       13.65        88.6%
          3/31/89        12.20       13.71        89.0%
           4/7/89        12.20       13.65        89.4%
          4/14/89        12.30       13.74        89.5%
          4/21/89        12.40       14.03        88.4%
          4/28/89        12.50       14.01        89.2%
           5/5/89        12.50       13.86        90.2%
          5/12/89        12.50       13.88        90.1%
          5/19/89        12.60       14.26        88.4%
          5/26/89        12.70       14.30        88.8%
           6/2/89        12.70       14.39        88.3%
           6/9/89        12.80       14.65        87.4%
          6/16/89        12.70       14.19        89.5%
          6/23/89        12.60       14.22        88.6%
          6/30/89        12.50       13.92        89.8%
           7/7/89        12.50       13.97        89.5%
          7/14/89        12.70       14.31        88.7%
          7/21/89        12.80       14.03        91.2%
          7/28/89        12.90       15.93        86.0%
           8/4/89        13.00       14.83        87.7%
          8/11/89        13.10       15.01        87.3%
          8/18/89        13.10       14.70        89.1%
          8/25/89        13.20       14.84        88.9%
           9/1/89        13.20       14.77        89.4%
           9/8/89        13.30       14.67        90.7%
          9/15/89        13.20       14.47        91.2%
          9/22/89        13.10       13.76        95.2%
          9/29/89        13.20       13.84        95.4%
          10/6/89        13.40       14.22        94.2%
         10/13/89        13.20       13.23        95.8%
         10/20/89        12.80       13.77        93.0%
         10/27/89        12.50       13.29        94.1%
          11/3/89        12.50       13.39        93.4%
         11/10/89        12.50       14.24        87.8%
         11/17/89        12.50       14.34        87.2%
         11/24/89        12.50       14.56        85.9%
          12/1/89        12.60       14.84        84.9%
          12/8/89        12.70       14.78        85.9%
         12/15/89        12.60       14.76        85.4%
         12/22/89        12.50       14.65        85.3%
         12/29/89        12.60       14.90        84.6%
           1/5/90        12.80       14.85        86.2%
'90                      12.70       14.35        88.5%
          1/19/90        12.30       14.32        85.9%
          1/26/90        12.00       13.75        87.3%
           2/2/90        12.00       13.97        85.9%
           2/9/90        12.10       14.08        85.9%
          2/16/90        12.10       14.04        86.2%
          2/23/90        12.00       14.16        84.7%
           3/2/90        11.60       14.65        79.2%
           3/9/90        12.04       14.73        81.7%
          3/16/90        12.19       14.90        81.8%
          3/23/90        12.26       14.70        83.4%
          3/30/90        12.31       14.86        82.8%
           4/6/90        12.29       14.87        82.6%
          4/13/90        12.38       15.06        82.2%
          4/20/90        12.00       14.63        82.0%
          4/27/90        11.90       14.39        82.7%
           5/4/90        12.20       14.80        82.4%
          5/11/90        12.52       16.24        77.1%
          5/18/90        12.35       16.70        74.0%
          5/25/90        12.58       16.36        76.9%
           6/1/90        12.79       16.76        76.3%
           6/8/90        12.60       16.55        76.1%
          6/15/90        12.69       16.75        75.8%
          6/22/90        12.57       16.40        76.6%
          6/29/90        12.79       16.52        77.4%
           7/6/90        12.82       16.54        77.5%
          7/13/90        12.65       16.95        74.6%
          7/20/90        12.74       16.69        76.3%
          7/27/90        12.34       16.31        75.7%
           8/3/90        11.80       15.91        74.2%
          8/10/90        11.44       15.48        73.9%
          8/17/90        11.39       15.30        74.4%
          8/24/90        10.80       14.60        74.0%
          8/31/90        10.71       15.12        70.8%
           9/7/90        10.59       15.15        69.9%
          9/14/90        10.37       14.90        69.6%
          9/21/90        10.61       14.64        72.5%
          9/28/90         9.94       14.39        69.1%
          10/5/90         9.97       14.65        68.1%
         10/12/90         9.99       14.11        70.8%
         10/19/90        10.09       14.70        68.6%
         10/26/90         9.91       14.33        69.2%
          11/2/90         9.76       14.67        66.5%
          11/9/90        10.02       14.76        67.9%
         11/16/90        10.26       14.61        70.2%
         11/23/90        10.26       14.52        70.7%
         11/30/90        10.45       14.85        70.4%
          12/7/90        10.61       15.08        70.4%
         12/14/90        10.67       15.03        71.0%
         12/21/90        10.94       15.25        71.7%
         12/28/90        10.91       15.11        72.2%
           1/4/91        10.88       14.76        73.7%
'91                      10.89       14.50        75.1%
          1/18/91        11.01       15.28        72.1%
          1/25/91        11.23       15.46        72.6%
           2/1/91        11.60       15.78        73.5%
           2/8/91        12.25       16.53        74.1%
          2/15/91        12.30       16.98        72.4%
          2/22/91        12.20       16.82        72.5%
           3/1/91        12.30       17.15        71.7%
           3/8/91        12.54       17.41        72.0%
          3/15/91        12.23       17.48        70.0%
          3/22/91        12.30       17.20        71.5%
          3/29/91        13.41       17.56        76.4%
           4/5/91        12.54       17.56        71.4%
          4/12/91        15.81       17.79        88.9%
          4/19/91        15.85       18.00        88.1%
          4/26/91        15.68       17.76        88.3%
           5/3/91        15.70       17.84        88.0%
          5/10/91        16.02       17.61        91.0%
          5/17/91        15.64       18.09        86.5%
          5/24/91        15.57       17.98        86.6%
          5/31/91        15.99       18.56        86.2%
           6/7/91        15.94       18.07        88.2%
          6/14/91        15.80       18.20        86.8%
          6/21/91        15.36       17.99        85.4%
          6/28/91        15.18       17.68        85.9%
           7/5/91        16.11       17.82        90.4%
          7/12/91        16.12       18.12        89.0%
          7/19/91        16.23       18.30        88.7%
          7/26/91        15.94       18.15        87.8%
           8/2/91        16.24       18.45        88.0%
           8/9/91        16.34       18.44        88.6%
          8/16/91        16.25       19.49        83.4%
          8/23/91        16.45       20.22        81.4%
          8/30/91        16.72       20.29        82.4%
           9/6/91        16.19       19.96        81.1%
          9/13/91        16.10       19.71        81.7%
          9/20/91        16.17       19.93        81.1%
          9/27/91        16.20       19.83        81.7%
          10/4/91        15.83       19.59        80.8%
         10/11/91        15.83       19.60        80.8%
         10/18/91        16.14       20.17        80.0%
         10/25/91        15.79       19.74        80.0%
          11/1/91        16.20       20.11        80.6%
          11/8/91        15.90       20.19        78.8%
         11/15/91        15.70       19.68        79.8%
         11/22/91        15.54       20.97        74.1%
         11/29/91        15.48       20.92        74.0%
          12/6/91        15.33       21.13        72.6%
         12/13/91        15.30       21.48        71.2%
         12/20/91        15.17       21.62        70.2%
         12/27/91        15.59       22.71        68.6%
           1/3/92        16.42       23.43        70.1%       20.90
'92                      16.75       23.24        72.1%
          1/17/92        17.10       23.45        72.9%
          1/24/92        17.11       23.32        73.4%
          1/31/92        17.07       23.00        74.2%
           2/7/92        17.30       23.07        75.0%
          2/14/92        17.60       23.15        76.0%
          2/21/92        17.18       23.09        74.4%
          2/28/92        17.20       25.62        67.1%
           3/6/92        16.84       25.10        67.1%
          3/13/92        17.59       25.40        69.3%
          3/20/92        18.10       25.60        70.7%
          3/27/92        18.40       25.25        72.9%
           4/3/92        18.59       25.14        73.9%
          4/10/92        18.85       25.32        74.4%
          4/17/92        19.40       26.05        74.5%
          4/24/92        18.24       25.61        71.2%
           5/1/92        18.59       25.83        72.0%
           5/8/92        18.40       26.05        70.6%
          5/15/92        18.20       25.65        71.0%
          5/22/92        18.40       25.34        72.6%
          5/29/92        18.31       25.42        72.0%
           6/5/92        18.10       25.30        71.5%
          6/12/92        17.80       25.08        71.0%
          6/19/92        17.20       24.93        69.0%
          6/26/92        16.98       24.92        68.1%
           7/3/92        17.20       25.43        67.6%
          7/10/92        17.20       25.61        67.2%
          7/17/92        17.40       25.67        67.8%
          7/24/92        16.94       25.42        66.6%
          7/31/92        17.66       26.20        67.4%
           8/7/92        17.49       25.87        67.6%
          8/14/92        17.40       25.94        67.1%
          8/21/92        17.59       24.35        72.2%
          8/28/92        17.20       24.35        70.6%
           9/4/92        17.13       24.48        70.0%
          9/11/92        17.43       24.62        70.8%
          9/18/92        17.58       24.82        70.8%
          9/25/92        17.49       24.30        72.0%
          10/2/92        17.27       24.07        71.7%
          10/9/92        16.85       23.62        71.3%
         10/16/92        17.12       24.15        70.9%
         10/23/92        17.30       24.29        71.2%
         10/30/92        17.32       24.56        70.5%
          11/6/92        17.28       24.49        70.6%
         11/13/92        17.54       24.78        70.8%
         11/20/92        17.81       23.58        75.5%
         11/27/92        17.80       23.78        74.9%
          12/4/92        17.86       23.94        74.6%
         12/11/92        17.99       24.03        74.9%
         12/18/92        18.02       24.45        73.7%
         12/25/92        17.93       24.36        73.6%
           1/1/93        18.60       24.14        77.1%
'93                      18.65       23.77        78.5%
          1/15/93        19.10       24.22        78.9%
          1/22/93        19.35       24.17        80.1%
          1/29/93        19.36       24.32        79.6%
           2/5/93        19.36       24.32        79.6%
          2/12/93        19.01       24.64        77.2%
          2/19/93        18.44       24.07        76.6%
          2/26/93        18.24       24.58        74.2%
           3/5/93        18.45       23.17        79.6%
          3/12/93        18.64       23.37        79.8%
          3/19/93        18.50       23.39        79.1%
          3/26/93        18.02       23.26        77.5%
           4/2/93        17.66       23.10        76.5%
           4/9/93        17.32       23.12        74.9%
          4/16/93        17.74       23.49        75.5%
          4/23/93        17.47       22.87        76.4%
          4/30/93        17.40       23.05        75.5%
           5/7/93        17.61       23.16        76.0%
          5/14/93        17.28       23.01        75.1%
          5/21/93        17.41       23.35        74.6%
          5/28/93        18.44       22.68        81.3%
           6/4/93        18.49       22.67        81.6%
          6/11/93        18.17       22.53        80.6%
          6/18/93        18.07       22.35        80.9%
          6/25/93        18.16       22.56        80.5%
           7/2/93        18.29       22.47        81.4%
           7/9/93        18.36       22.59        81.3%
          7/16/93        18.45       22.47        82.1%
          7/23/93        18.06       22.54        80.1%
          7/30/93        18.09       22.59        80.1%
           8/6/93        18.01       22.61        79.7%
          8/13/93        18.24       22.68        80.4%
          8/20/93        18.69       23.56        79.3%
          8/27/93        18.78       23.79        78.9%
           9/3/93        18.72       23.87        78.4%
          9/10/93        18.80       23.85        78.8%
          9/17/93        18.52       23.74        78.0%
          9/24/93        18.55       23.67        78.4%
          10/1/93        18.69       23.86        78.3%
          10/8/93        18.83       23.81        79.1%
         10/15/93        19.17       24.29        78.9%
         10/22/93        19.03       23.97        79.4%
         10/29/93        18.98       24.20        78.4%
          11/5/93        18.89       23.77        79.5%
         11/12/93        18.72       24.08        77.7%
         11/19/93        18.59       22.59        82.3%
         11/26/93        18.05       22.61        79.8%
          12/3/93        18.00       22.77        79.1%
         12/10/93        18.13       22.72        79.8%
         12/17/93        18.01       22.84        78.9%
         12/24/93        17.94       22.89        78.4%
         12/31/93        18.28       22.95        79.7%
'94                      19.13       23.01        83.1%
          1/14/94        19.50       23.27        83.8%
          1/21/94        19.51       23.26        83.9%
          1/28/94        19.48       23.45        83.1%
           2/4/94        19.32       23.02        83.9%
          2/11/94        19.21       23.04        83.4%
          2/18/94        19.29       22.91        84.2%
          2/25/94        18.60       21.05        88.4%
           3/4/94        18.37       21.00        87.5%
          3/11/94        18.40       21.07        87.3%
          3/18/94        18.48       21.28        86.8%
          3/25/94        18.21       20.96        86.9%
           4/1/94        17.80       20.36        87.4%
           4/8/94        18.10       20.43        88.6%
          4/15/94        18.20       20.30        89.7%
          4/22/94        17.96       20.46        87.8%
          4/29/94        18.40       20.60        89.3%
           5/6/94        17.78       20.46        86.9%
          5/13/94        17.10       20.30        84.2%
          5/20/94        16.90       20.79        81.3%
          5/27/94        16.81       20.19        83.3%
           6/3/94        16.93       20.31        83.4%
          6/10/94        16.88       20.25        83.4%
          6/17/94        16.87       20.24        83.3%
          6/24/94        16.21       19.55        82.9%
           7/1/94        16.39       19.65        83.4%
           7/8/94        16.34       19.80        82.5%
          7/15/94        16.53       20.00        82.7%
          7/22/94        16.39       19.95        82.2%
          7/29/94        16.31       20.18        80.8%
           8/5/94        16.03       20.13        79.6%
          8/12/94        16.00       20.34        78.7%
          8/19/94        16.17       18.37        88.0%
          8/26/94        16.37       18.77        87.2%
           9/2/94        16.43       18.70        87.9%
           9/9/94        16.95       18.59        91.2%
          9/16/94        17.15       18.70        91.7%
          9/23/94        16.56       18.24        90.8%
          9/30/94        16.80       18.36        91.5%
          10/7/94        16.53       18.06        91.5%
         10/14/94        16.82       18.62        90.3%
         10/21/94        16.48       18.45        89.3%
         10/28/94        16.62       18.80        88.4%
          11/4/94        16.53       18.34        90.1%
         11/11/94        16.22       18.35        88.4%
         11/18/94        16.02       18.31        87.5%
         11/25/94        15.62       16.56        94.3%
          12/2/94        15.74       16.57        95.0%
          12/9/94        15.50       16.34        94.9%
         12/16/94        15.50       16.79        92.3%
         12/23/94        15.50       16.83        92.1%
         12/30/94        15.75       16.80        93.8%
'95                      15.83       16.86        93.9%
          1/13/95        15.78       17.05        92.6%
          1/20/95        15.78       17.05        92.6%
          1/27/95        15.82       17.21        91.9%
           2/3/95        16.09       17.51        91.9%
          2/10/95        16.39       17.62        93.0%
          2/17/95        15.87       17.64        90.0%
          2/24/95        15.33       17.86        85.8%
           3/3/95        15.63       15.85        98.6%
          3/10/95        15.44       15.97        96.7%
          3/17/95        15.67       16.17        96.9%
          3/24/95        15.69       16.23        96.7%
          3/31/95        16.00       16.34        97.9%
           4/7/95        15.95       16.52        96.5%
          4/14/95        16.15       16.61        97.2%
          4/21/95        16.07       16.59        96.9%
          4/28/95        16.19       16.79        96.4%
           5/5/95        15.89       16.97        93.6%
          5/12/95        15.77       17.15        92.0%
          5/19/95        15.79       16.94        93.2%
          5/26/95        16.00       16.09        99.4%
           6/2/95        15.84       16.31        97.1%
           6/9/95        16.01       16.22        98.7%
          6/16/95        15.71       16.53        95.0%
          6/23/95        16.99       16.84       100.9%
          6/30/95        16.92       16.68       101.4%
           7/7/95        17.26       17.07       101.1%
          7/14/95        17.59       17.14       102.6%
          7/21/95        17.33       16.98       102.1%
          7/28/95        17.25       17.27        99.9%
           8/4/95        17.21       17.17       100.2%
          8/11/95        17.26       17.05       101.2%
          8/18/95        16.91       17.18        98.4%
          8/25/95        16.84       16.18       104.1%
           9/1/95        16.94       16.29       104.0%
           9/8/95        17.40       16.63       104.6%
          9/15/95        17.31       16.94       102.2%
          9/22/95        17.19       16.89       101.8%
          9/29/95        17.39       16.97       102.5%
          10/6/95        16.89       16.92        99.8%
         10/13/95        17.29       16.98       101.8%
         10/20/95        16.68       17.06        97.8%
         10/27/95        15.85       16.84        94.1%
          11/3/95        15.85       17.15        92.4%
         11/10/95        16.29       16.87        96.6%




         11/17/95        16.24       17.07        95.1%
         11/24/95        16.34       17.07        95.7%
          12/1/95        16.62       17.27        96.2%
          12/8/95        16.65       17.55        94.9%
         12/15/95        16.59       17.52        94.7%
         12/22/95        16.69       17.40        95.9%
         12/29/95        16.62       17.71        93.8%
'96                      16.40       17.53        93.6%
          1/12/96        16.40       17.11        95.9%
          1/19/96        15.95       17.39        91.7%
          1/26/96        16.09       17.67        91.1%
           2/2/96        16.29       18.09        90.0%
           2/9/96        16.48       18.67        88.3%
          2/16/96        16.29       18.43        88.4%
          2/23/96        16.03       19.28        83.1%
           3/1/96        16.24       18.90        85.9%
           3/8/96        15.73       18.60        84.6%
          3/15/96        15.94       18.84        84.6%
          3/22/96        16.09       19.14        84.1%
          3/29/96        16.01       18.99        84.3%
           4/5/96        16.89       19.30        87.5%
          4/12/96        15.89       18.75        84.7%
          4/19/96        16.11       18.99        84.8%
          4/26/96        16.47       19.24        85.6%
           5/3/96        16.42       18.89        86.9%
          5/10/96        16.34       19.20        85.1%
          5/17/96        16.78       19.62        85.5%
          5/24/96        16.39       19.93        82.2%
          5/31/96        16.40       19.65        83.5%
           6/7/96        16.23       19.77        82.1%
          6/14/96        16.06       19.56        82.1%
          6/21/96        17.18       19.59        87.7%
          6/28/96        17.07       19.70        86.6%
           7/5/96        16.99       19.31        88.0%
          7/12/96        16.73       18.98        88.1%
          7/19/96        16.02       18.76        85.4%
          7/26/96        15.69       18.68        84.0%
           8/2/96        16.10       19.46        82.7%
           8/9/96        16.25       19.45        83.5%
          8/16/96        15.85       19.09        83.0%
          8/23/96        16.18       19.32        83.7%
          8/30/96        16.28       18.71        87.0%
           9/6/96        15.69       18.80        83.5%
          9/13/96        15.99       19.47        82.1%
          9/20/96        16.01       19.68        81.4%
          9/27/96        16.01       19.68        81.4%
          10/4/96        16.18       20.09        80.5%
         10/11/96        16.24       20.07        80.9%
         10/18/96        16.76       20.36        82.3%
         10/25/96        17.39       20.07        86.6%
          11/1/96        17.40       20.16        86.3%
          11/8/96        17.70       20.93        84.6%
         11/15/96        17.63       20.44        86.3%
         11/22/96        17.94       20.75        86.5%
         11/29/96        18.04       20.98        86.0%
          12/6/96        18.11       20.54        88.2%
         12/13/96        18.30       20.23        90.5%
         12/20/96        18.43       20.80        88.6%
         12/27/96        18.56       21.02        88.3%
'97                      18.44       20.78        88.7%
          1/10/97        18.57       21.10        88.0%
          1/17/97        18.69       21.56        86.7%
          1/24/97        18.79       21.40        87.8%
          1/31/97        19.18       21.84        87.8%
           2/7/97        19.04       21.93        86.8%
          2/14/97        19.29       22.46        85.9%
          2/21/97        18.89       20.44        92.4%
          2/28/97        18.70       20.19        92.6%
           3/7/97        18.80       20.77        90.5%
          3/14/97        18.77       20.49        91.6%
          3/21/97        18.29       20.25        90.3%
          3/28/97        18.27       19.19        95.2%
           4/4/97        17.77       19.61        90.6%
          4/11/97        17.40       19.05        91.3%
          4/18/97        17.92       19.79        90.6%
          4/25/97        17.30       19.76        87.6%
           5/2/97        18.11       20.99        86.3%
           5/9/97        18.13       21.30        85.1%
          5/16/97        18.41       20.81        88.5%
          5/23/97        18.54       21.24        87.3%
          5/30/97        18.72       21.06        88.9%
           6/6/97        18.78       21.31        88.1%
          6/13/97        19.40       22.18        87.5%
          6/20/97        19.99       22.30        89.6%
          6/27/97        19.91       22.05        90.3%
           7/4/97        20.50       22.79        90.0%
          7/11/97        20.81       22.78        91.4%
          7/18/97        20.44       22.75        89.8%
          7/25/97        20.67       23.33        88.6%
           8/1/97        20.56       23.54        87.3%
           8/8/97        20.34       22.63        89.9%
          8/15/97        19.77       22.39        88.3%
          8/22/97        20.41       22.78        89.6%
          8/29/97        20.78       22.18        93.7%
           9/5/97        20.45       22.91        89.3%
          9/12/97        20.41       22.78        89.6%
          9/19/97        20.73       23.44        88.4%
          9/26/97        20.54       23.31        88.1%
          10/3/97        20.96       23.80        88.1%
         10/10/97        21.59       23.85        90.5%
         10/17/97        21.06       23.28        90.5%
         10/24/97        21.34       23.22        91.9%
         10/31/97        19.81       22.56        87.8%
          11/7/97        19.95       22.87        87.2%
         11/14/97        19.88       22.89        86.9%
         11/21/97        20.50       23.73        86.4%
         11/28/97        20.33       23.54        86.4%
          12/5/97        20.92       24.24        86.3%
         12/12/97        20.29       23.46        86.5%
         12/19/97        19.41       23.30        83.3%
         12/26/97        19.80       23.04        85.9%
'98                      20.54       23.99        85.6%
           1/9/98        20.03       22.83        87.7%
          1/16/98        20.70       23.66        87.5%
          1/23/98        19.44       23.56        82.5%
          1/30/98        19.44       23.56        82.5%
           2/6/98        20.29       24.91        81.5%
          2/13/98        20.50       24.54        83.5%
          2/20/98        20.41       25.69        79.4%
          2/27/98        20.56       26.07        78.9%
           3/6/98        20.59       26.47        77.8%
          3/13/98        20.54       26.87        76.4%
          3/20/98        20.91       27.64        75.7%
          3/27/98        20.92       27.54        76.0%
           4/3/98        21.99       28.27        77.8%
          4/10/98        21.49       27.96        76.9%
          4/17/98        21.76       28.27        77.0%
          4/24/98        21.41       27.89        76.8%
           5/1/98        21.62       28.22        76.6%
           5/8/98        21.03       27.90        75.4%
          5/15/98        20.82       27.91        74.6%
          5/22/98        20.58       28.08        73.3%
          5/29/98        20.30       27.59        73.6%
           6/5/98        20.37       28.17        72.3%
          6/12/98        20.00       27.79        72.0%
          6/19/98        19.70       27.84        70.8%
          6/26/98        20.23       28.66        70.6%
           7/3/98        20.59       28.99        71.0%       28.10
          7/10/98        20.60       29.45        69.9%
          7/17/98        20.78       30.01        69.2%
          7/24/98        19.78       28.85        68.6%
          7/31/98        18.73       28.34        66.1%
           8/7/98        18.97       27.55        68.9%
          8/14/98         17.9        27.4        65.4%
          8/21/98        16.93       27.75        61.0%
          8/28/98        16.19       26.36        61.4%
           9/4/98        15.11       24.99        60.5%
          9/11/98        15.27       25.89        59.0%
          9/18/98        15.69       26.18        59.9%
          9/25/98        15.79       26.81        58.9%
          10/2/98        15.62       25.73        60.7%
          10/9/98        14.25       25.26        56.4%
         10/16/98        15.27       27.11        56.3%
         10/23/98        16.54       27.47        60.2%
         10/30/98        17.06       28.19        60.5%
          11/6/98        17.61       29.28        60.1%
         11/13/98        17.70       28.89        61.3%
         11/20/98        17.77       29.58        60.1%
         11/27/98        18.10       31.29        57.8%
          12/4/98        17.83       30.89        57.7%
         12/11/98        17.70       30.62        57.8%
         12/18/98        17.28       31.19        55.4%
         12/25/98        17.71       32.19        55.0%
'99                      17.94       32.27        55.6%       29.56
           1/8/99        18.30       33.48        54.7%
          1/15/99        18.12       32.64        55.5%
          1/22/99        17.67       32.17        54.9%
          1/29/99        17.83        33.6        53.1%
           2/5/99        17.09       32.54        52.5%
          2/12/99        16.70        32.3        51.7%
          2/19/99        17.11       32.53        52.6%
          2/26/99        17.02       32.85        51.8%
           3/5/99        17.11       33.83        50.6%
          3/12/99        17.15       34.34        49.9%
          3/19/99        16.69       34.46        48.4%
          3/26/99        16.45       34.02        48.4%
           4/2/99        15.84       34.30        46.2%       33.31
           4/9/99        15.83       35.76        44.3%
          4/16/99        16.50       34.98        47.2%
          4/23/99        16.83       35.98        46.8%
          4/30/99        16.90       35.41        47.7%
           5/7/99        17.09       35.67        47.9%
          5/14/99        16.86       35.48        47.5%
          5/21/99        16.90       35.28        47.9%
          5/28/99        16.51       33.87        48.7%
           6/4/99        16.80       34.54        48.6%
          6/11/99        16.43       33.65        48.8%
          6/18/99        16.96       34.93        48.6%
          6/25/99        17.34       33.91        51.1%
           7/2/99        17.82       35.38        50.4%       34.99
           7/9/99        18.09       36.25        49.9%
          7/16/99        18.01       36.56        49.3%
          7/23/99        18.18       36.97        49.2%
          7/30/99        17.20       34.62        49.7%
           8/6/99        16.64       33.88        49.1%
          8/13/99        16.65       34.59        48.1%
          8/20/99        16.60       34.83        47.7%
          8/27/99        16.50       35.13        47.0%
           9/3/99        16.28       33.02        49.3%
          9/10/99        16.60       32.89        50.5%
          9/17/99        16.10       32.49        49.6%
          9/24/99        15.90       31.14        51.1%
          10/1/99        16.14       31.27        51.6%       34.13
          10/8/99        15.92       32.57        48.9%
         10/15/99        15.21       30.41        50.0%
         10/22/99        15.35       31.73        48.4%
         10/29/99        15.90       33.23        47.8%
          11/5/99        15.65        33.4        46.9%
         11/12/99        15.68       34.03        46.1%
         11/19/99        15.90       32.35        49.1%
         11/26/99        15.95       32.23        49.5%
          12/3/99        16.03        32.6        49.2%
         12/10/99        15.61       32.23        48.4%
         12/17/99        15.55       32.33        48.1%
         12/24/99        15.35       33.13        46.3%
'00                      15.75       33.42        47.1%
           1/7/00        15.35       32.99        46.5%
          1/14/00        15.55       33.33        46.7%
          1/21/00        15.34       32.79        46.8%
          1/28/00        14.81       30.94        47.9%
           2/4/00        14.92        32.4        46.0%
          2/11/00        14.55       31.55        46.1%
          2/18/00        14.11       30.62        46.1%
          2/25/00        15.19       30.33        50.1%
           3/3/00        15.11       33.06        45.7%
          3/10/00        14.70       28.91        50.8%
          3/17/00        14.55       30.35        47.9%
          3/24/00        14.81       31.65        46.8%
          3/31/00        15.50       31.05        49.9%
           4/7/00        15.61       31.42       49.70%
          4/14/00        14.89       28.16       52.90%
          4/21/00        14.63       29.78       49.10%
          4/28/00        15.07       30.15       50.00%
           5/5/00        15.01       29.74       50.50%
          5/12/00        14.90        29.5       50.50%
          5/19/00        14.75       29.21       50.50%
          5/26/00        14.45       27.03       53.50%
           6/2/00        14.82       28.98       51.10%
           6/9/00        14.86       28.58       52.00%
          6/16/00        14.92       28.73       51.90%
          6/23/00        14.24       28.28       50.40%
          6/30/00        14.28       28.56       50.00%

This chart shows a ratio of ratios, tracking the relationship of a capitalization weighted P/E ratio compared to the median P/E ratio for a universe of about 3,000 stocks. When this ratio of ratios is above 100%, it indicates that small-caps (the median P/E) are priced at valuations above the cap weighted P/E ratio. With the small-cap P/E now below the historical median, the chart suggests that small-caps may be very cheap relative to large-caps.

From the end of 1975 through 1983, Small Caps outperformed Big Caps by a considerable margin. The Value Line Index was up 183% over this time versus 72% for the DJIA and 114% for the S&P 500. Small Caps were also clearly outperformers subsequent to 1987, 1990 and 1992 when this Ratio of Ratios had also moved below 70%.

Investments in small-cap stocks present risks in addition to those presented by investments in large-cap stocks, including increased price volatility and less liquidity.

The performance information presented is not intended to be indicative of any Heartland Fund.

                                                                 Value Report  3

                          Heartland Select Value Fund

[PHOTO HERE]
M. Gerard Sandel, CFA
Lead Portfolio Manager


[PHOTO HERE]
William J. Nasgovitz
Portfolio Co-Manager


[PHOTO HERE]
Eric J. Miller, CMA
Portfolio Co-Manager

--------------------------------------------------------------------------------

"For the first half of this year, however, our ability to choose among all market cap arenas to find the best value opportunities was a primary reason for the Fund's strong year-to-date returns."

--------------------------------------------------------------------------------

We continue to make significant progress in improving the Select Value Fund's performance since it was restructured last December. Throughout the first half of 2000, the fund has performed admirably in beating its benchmark index despite some extremely volatile market conditions. As of June 30, 2000, the Fund returned 4.69%, while its benchmark, the S&P Barra Midcap Value Index returned 3.45%.

If we look back at 1998, the trend in the market was to invest in the largest of the large-cap stocks. This changed in 1999, however, as money flowed into tech-oriented growth momentum stocks. In each year, investors fortunate enough to anticipate these trends were handsomely rewarded. At Heartland, we now see a new trend developing with mid- and small-cap stocks beginning to outperform, as indicated by the S&P data shown below.

Performance of broad market sectors according to S&P

                                                       YTD returns
        Sector                                        as of 6/30/00
        Mid-cap (S&P Mid Cap 400 Index)                   8.97%
        Small-cap (S&P Small Cap 600 Index)               6.89%
        Large-cap (S&P 500 Index)                        -0.42%

              Market capitalization of Select Value Fund holdings


                     Large caps            Small caps
                       24.9%                  52.1%

                      Mid caps
                       23.0%

The table above shows that the outperformance of mid- and small-cap companies throughout the first half of the year has been sizeable. With more than 75% of its securities in small- and mid-cap companies, we feel the Select Value Fund is positioned extremely well for a period of outperformance in these sectors.

In addition, the quarter ended June 30, 2000 was strong for value stocks. As a number of indicators pointed to a slowing economy, investors grew more cautious about the prospects of high P/E stocks, and retreated to the relative safety of lower P/E stocks, especially in health care, utility, and other defensive sectors. As a result, during the second quarter, value significantly outperformed growth across the capitalization ranges:

                                 Quarter-to-Date Returns as of 6/30/00
                                 -------------------------------------

Index                         Value               Growth          Difference
Lipper Small-Cap              1.31%               -5.35%            6.66%
Lipper Mid-Cap               -2.06                -8.72             6.66
Lipper Large-Cap             -2.13                -7.30             5.17

4 | Semi-Annual: July 1, 2000

                               Select Value Fund
                      Growth of $10,000 since inception
                           (inception date 10/11/96)

-------------------------------------------------------------------------
                  Select Value...    S&P 500       S&P Barra Midcap Value
-------------------------------------------------------------------------
10/11/96                10000.00     10000.00      10000.00
-------------------------------------------------------------------------
12/96                   10500.00     10714.00      10892.00
-------------------------------------------------------------------------
                        10660.00     11002.00      10890.00
-------------------------------------------------------------------------
                        12140.00     12923.00      12165.00
-------------------------------------------------------------------------
                        13270.00     13891.00      13886.00
-------------------------------------------------------------------------
12/97                   12905.00     14289.00      14367.00
-------------------------------------------------------------------------
                        14542.00     16283.00      16078.00
-------------------------------------------------------------------------
                        13650.00     16821.00      15411.00
-------------------------------------------------------------------------
                        11468.00     15148.00      13258.00
-------------------------------------------------------------------------
12/98                   13129.00     18372.00      15321.00
-------------------------------------------------------------------------
                        12396.00     19289.00      14087.00
-------------------------------------------------------------------------
                        14184.00     20649.00      16191.00
-------------------------------------------------------------------------
                        12756.00     19359.00      14614.00
-------------------------------------------------------------------------
12/99                   13384.00     22240.00      15677.00
-------------------------------------------------------------------------
                        13966.00     22748.00      16660.00
-------------------------------------------------------------------------
6/00                    14012.00     22144.00      16217.00
-------------------------------------------------------------------------

/1/For comparison purposes, the value of the S&P Barra Midcap Value Index on September 30, 1996 is used as the beginning value on October 11, 1996.

Utilities and our current favorite -- energy -- were sectors that helped the Fund's performance. Utility companies have proven to be formidable competitors due to industry deregulation and they represent a defensive play with some growth prospects. The portfolio's energy and energy service holdings fared very well over the past six months, leading us to take profits in a few names.

For the first half of this year, however, our ability to choose among all market cap arenas to find the best value opportunities was a primary reason for the Fund's strong year-to-date returns. And, in an increasingly volatile market, we are confident that investors will continue to find attractive valuations in the lower capitalization sectors.

Anticipating a surge in oil and gas

Stewart & Stevenson, a supplier of petroleum equipment, power products and services in support of oil and gas related businesses, depends heavily upon what happens in the energy sector for its success. In short, increased oil and gas demand favorably impacts its operations. Should demand for oil, gas, and services surrounding this sector enjoy a surge, Stewart & Stevenson may feel some power of its own. Also, a recent contract with the U.S. Army to build military trucks will boost production and improve margins. Further, with a new management in place, the outlook for streamlined efficiency and financial operations is bright. We're not the only ones sensing the possibilities--insiders have also been buying back the stock. Given all this information, we're expecting earnings to double during this fiscal year and we believe this company's potential energy boost could be a great value opportunity.


                              As of June 30, 2000
--------------------------------------------------------------------------------
                         Average Annual Total Returns

                                              One      Three     Since Inception
                                              Year     Year        (10/11/96)
--------------------------------------------------------------------------------
Heartland Select Value Fund                 -1.21%     4.90%         9.50%
--------------------------------------------------------------------------------
S&P Barra Midcap Value Index                 0.17     10.06         13.77/1/
--------------------------------------------------------------------------------
S&P 500 Index                                7.25     19.66         23.84
--------------------------------------------------------------------------------
Returns include reinvestment of dividends and capital gains distributions.

                      Portfolio Highlights and Statistics

Number of holdings.................................................          35
Net assets.........................................................   $6.6 mil.
NAV................................................................      $12.28
Median market cap..................................................    $1.5 bil
Weighted average market cap........................................   $12.0 bil
Fund vs. S&P Barra Midcap Value Index
   Alpha...........................................................        0.98
   Beta............................................................        0.57
   R-squared.......................................................        0.50

                              Valuation Analysis

                             [GRAPHS APPEAR HERE]

                              '00 Price/Earnings   Price/Cash Flow    Price/Book

Heartland Select Value Fund          14.1X               7.8X           5.2X
S&P Barra Midcap Value Index         18.4X              17.2X           2.9X
S&P 500                              24.9X              11.3X           2.4X

Excludes negative earnings. Source: Russell Analytics, S&P Barra, and Heartland
                                    Advisors, Inc.



                        Top Holdings -- % of Net Assets

Steelcase, Inc. (Class A)............................................    5.25%
Stewart & Stevenson Services, Inc....................................    4.22
Allstate Corporation.................................................    4.12
Washington Mutual, Inc...............................................    4.04
Chase Manhattan Corporation..........................................    3.71
SBC Communications, Inc..............................................    3.58
The Healthcare Corporation...........................................    3.57
Wolverine World Wide, Inc............................................    3.44
Southern Company.....................................................    3.30
Henry Schein, Inc....................................................    3.30
                                                                       -------
Total                                                                   38.53%


Past performance is not predictive of future results.


The Select Value Fund has changed its primary benchmark index to the S&P Barra Midcap Value Index from the S&P 500 Stock Index in connection with a change in its investment policies effective December 6, 1999. Prior to that date, the Fund was named the Heartland Large Cap Value Fund and was required to invest primarily in large-cap stocks. Effective December 6, 1999, the Fund invests in companies of all sizes. The new index is believed to be more representative of the Fund for comparative purposes.

The Fund invests in small companies which involve risks in addition to those presented by investments in large companies, including increased price volatility and less liquidity.

Advisor voluntarily waives a portion of the Fund's expenses, but reserves the right to change the level of the waiver. Without such waiver, total returns would have been lower.

As of June 30, 2000, Stewart & Stevenson Services, Inc. represented 4.22% of the Fund's net assets. Portfolio holdings are subject to change without notice.

--------------------------------------------------------------------------------
                                                                 Value Report| 5

                           Heartland Value Plus Fund

[PHOTO HERE]
William J. Nasgovitz
Portfolio Co-Manager

[PHOTO HERE]
M. Gerard Sandel, CFA
Portfolio Co-Manager

--------------------------------------------------------------------------------

"With the Fund's small cap focus (featuring a median market cap of only $99 million), we believe our low P/E wallflowers will, in time, be discovered and afforded higher valuations."

--------------------------------------------------------------------------------

The Value Plus Fund had a positive first half of the year with a 2.12% total return.

Who Shrunk the P/E?

Frankly, we thought the performance of the Fund would have been better year-to-date. True, results were hampered somewhat by several underperformers. Stone & Webster, WPR Corp., International Aluminum and Bolder Technologies were sold due to deterioration in their earnings, balance sheets, or lack of compelling catalysts.

To a greater extent, however, the portfolio's performance was impacted by the average price-to-earnings (P/E) ratio of the Fund's holdings shrinking from 10.5 times at year-end to 9.9 times. This reduction was in the face of growth in the portfolio's aggregate earnings during the first half.

Small Cap Resurgence

We believe the continuing outperformance by small stocks versus their large cap counterparts bodes well for the Fund. Last year the Russell 2000 (small company) Index outpaced the S&P 500 for the first time since 1993 and, for the six months ended June 30, 2000, that dominance continued with the Russell 2000 advancing 3.04% while the S&P declined 0.42%. With the Fund's small cap focus (featuring a median market cap of only $99 million), we believe our low P/E wallflowers will, in time, be discovered and afforded higher valuations.

Earnings Do Matter

Current market trends seem to indicate renewed investor interest in good old-fashioned corporate profitability. The price one pays for those earnings also seems to be more important today. Many of last year's parabolic advances, especially internet, technology and telecommunication stocks, have come back to earth with a thud. After one of the largest divergences ever between growth and value, we saw the Russell 2000 Value Index significantly outperform the Russell 2000 Growth Index in the first half of this year as low P/E stocks in general are rediscovered.

Although trailing our benchmark indices, we are confident that the Fund's compelling valuations should attract investor interest. The valuation analysis charts to the right show the Fund's holdings priced at only 9.9 times estimated earnings, 6.3 times trailing cash flow, and 1.5 times book value. In our view these are bargain basement valuations, especially in light of projected earnings growth of 15% for the Fund's holdings.

6 |Semi-Annual: July 1, 2000

                                Value Plus Fund
                      Growth of $10,000 since inception
                           (inception date 12/26/93)

----------------------------------------------------------------
                Value Plus     Russell 2000   Russell 2000 Value
--------------------------------------------------------------
12/26/...        10000.00        10000.00         10000.00
----------------------------------------------------------------
                 10522.00        10147.00         10138.00
----------------------------------------------------------------
                 10584.00         9877.00          9999.00
----------------------------------------------------------------
                 10153.00         9492.00          9820.00
----------------------------------------------------------------
                 10263.00        10151.00         10285.00
----------------------------------------------------------------
12/94            10001.00         9962.00          9981.00
----------------------------------------------------------------
                 10672.00        10421.00         10351.00
----------------------------------------------------------------
                 11794.00        11398.00         11259.00
----------------------------------------------------------------
                 12507.00        12524.00         12195.00
----------------------------------------------------------------
12/95            12441.00        12796.00         12551.00
----------------------------------------------------------------
                 13270.00        13448.00         13101.00
----------------------------------------------------------------
                 14374.00        14121.00         13637.00
----------------------------------------------------------------
                 14983.00        14169.00         13840.00
----------------------------------------------------------------
12/96            16646.00        14905.00         15233.00
----------------------------------------------------------------
                 17219.00        14135.00         15195.00
----------------------------------------------------------------
                 18408.00        16426.00         17488.00
----------------------------------------------------------------
                 21257.00        18870.00         19742.00
----------------------------------------------------------------
12/97            21740.00        18238.00         20074.00
----------------------------------------------------------------
                 22622.00        20073.00         21750.00
----------------------------------------------------------------
                 21597.00        19137.00         20965.00
----------------------------------------------------------------
                 18736.00        15282.00         17217.00
----------------------------------------------------------------
12/98            19396.00        17774.00         18779.00
----------------------------------------------------------------
                 17831.00        16812.00         16959.00
----------------------------------------------------------------
                 21165.00        19427.00         19766.00
----------------------------------------------------------------
                 18222.00        18199.00         18220.00
----------------------------------------------------------------
12/99            19720.00        21555.00         18500.00
----------------------------------------------------------------
                 21433.00        23082.00         19207.00
----------------------------------------------------------------
6/00             20138.00        22210.00         19581.00
----------------------------------------------------------------

As we stated at year-end, "We believe the time is ripe for a reversal in leadership." Now that value investing is back in style, we continue to believe the Fund is positioned to take advantage of renewed interest in quality small-cap companies selling at discounted valuations.

Solving a value riddle

When is a chemical not a chemical?

When it's semiconductor related! Semiconductor stocks have had a huge two-year run and trade at high multiples despite some recent corrections. Chips are showing up everywhere today--electronic games, cell phones, automobiles, and electric appliances. This spectacular growth (chip sales totaled $17.6 billion in June, up 61% over June of 1999) is likely to continue as they further penetrate every aspect of our life. We liked the semiconductor industry growth but not the price-to-earnings risk associated with its high valuations.

Our chemical sector analyst identified Arch Chemicals, an orphaned spinoff of Olin Corporation, as a chemical company with a growing semiconductor photopolymers business. In addition, Arch had entered into a joint venture to provide chemicals for emerging technologies for semiconductor chip making operations. These joint ventures offer important growth opportunities. The company trades at 10.6 times earnings and 50% of sales, a significant discount to its peer group. Its solid balance sheet made it particularly attractive. Arch represented an opportunity to participate in the tremendous growth of the semiconductor industry without the risk of semiconductor chip industry price to earnings ratios over 50 times earnings.

                              As of June 30, 2000
--------------------------------------------------------------------------------

                                June SEC Yield
--------------------------------------------------------------------------------

Heartland Value Plus Fund................................................  1.67%
--------------------------------------------------------------------------------

                         Average Annual Total Returns

                                          One    Three    Five   Since Inception
                                          Year   Year     Year      (10/26/93)
--------------------------------------------------------------------------------
Heartland Value Plus Fund                -4.85%  3.04%   11.29%       11.05%
--------------------------------------------------------------------------------
Russell 2000 Value Index                 -0.94   3.84    11.70        10.59
--------------------------------------------------------------------------------
Russell 2000 Index                       14.32  10.57    14.27        12.69
--------------------------------------------------------------------------------
Returns include reinvestment of dividends and capital gains distributions.

                      Portfolio Highlights and Statistics

Number of holdings..................................................         35
Net assets..........................................................  $70.2 mil.
NAV.................................................................     $13.70
Median market cap...................................................    $99 mil.
Weighted average market cap.........................................   $351 mil.
Fund vs. Russell 2000 Value Index
  Alpha.............................................................       0.79
  Beta..............................................................       0.81
  R-squared.........................................................       0.70

                              Valuation Analysis

                             [GRAPHS APPEAR HERE]

                           '00 Price/Earnings    Price/Cash Flow     Price/Book
Heartland Value Plus Fund        9.9X                 6.3X              1.5X
Russell 2000 Value              10.8X                 7.7X              1.4X
Russell 2000                    19.7X                16.0X              2.4X

Excludes negative earnings
Source: Russell Analytics, S&P Barra, and Heartland Advisors, Inc.

                        Top Holdings -- % of Net Assets

Structural Dynamics Research............................................   5.90%
K2, Inc.................................................................   5.33
Flexsteel Industries, Inc...............................................   5.24
Southwestern Energy Company.............................................   5.07
Lifecore Biomedical, Inc................................................   5.05
Ansys, Inc..............................................................   4.86
Sholodge, Inc. 7.50% 05/01/04...........................................   4.45
Arch Chemicals..........................................................   4.06
Banta Corporation.......................................................   4.05
ICN Pharmaceuticals, Inc................................................   3.96
                                                                         ------
Total                                                                     47.97%


Past performance is not predictive of future results. The Fund invests primarily small companies, which involve risks in addition to those presented by investments in large companies, including increased price volatility and less liquidity.

Subject to certain exceptions, shares of the Fund redeemed or exchanged within 270 days of purchase are subject to 1% redemption fee.

As of June 30, 2000, Arch Chemicals represented 4.06% of the Fund's net assets. Portfolio holdings are subject to change without notice.
--------------------------------------------------------------------------------
                                                                 Value Report| 7

                             Heartland Value Fund

[PHOTO HERE]
William J. Nasgovitz
Portfolio Co-Manager

[PHOTO HERE]
Eric J. Miller, CMA
Portfolio Co-Manager

--------------------------------------------------------------------------------

"Small stocks are finally outperforming their large cap counter parts for the first time in six years. We believe we are in the early stages of what may prove to be a multi-year period of outperformance from the sector."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    Table 1

                    The Largest Stocks in The Russell 2000
                           Have Powered Its Advance
                            Contribution To Return
                              12/31/99 to 6/30/00

     Market Cap ($ million)                              Total Return
     ----------------------------------------------------------------
     Quintile 1: $786-$6,484                                2.31%
     Quintile 2: $519-$786                                  2.12
     Quintile 3: $334-$519                                  4.76
     Quintile 4: $217-$334                                 -5.43
     Quintile 5: $0-$217                                   -5.44
     Total                                                  1.47%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    Table 2

                        Big Opportunities in Small Caps
            Valuation Analysis of the Russell 2000 (as of 6/30/00)

                                  Price
                               to Earnings            Price          Dividend
Market Cap                      Estimates*           to Book          Yields
--------------------------------------------------------------------------------
Quintile 1                        16.3x               2.6x             .9%
Quintile 2                        13.1                1.9             1.2
Quintile 3                        12.5                1.9             1.5
Quintile 4                        11.1                1.6             1.5
Quintile 5                         9.7                1.2             2.1
Total                             13.5x               2.0x            1.2%
--------------------------------------------------------------------------------
*Source: Factset, for the Fiscal Year 2000

Following the Value Fund's outstanding 25.01% total return in 1999, our first half results are disappointing. The Fund's total return of -6.70% lagged the Russell 2000 Value and the Russell 2000 returns of 5.85% and 3.04%, respectively.

A significant part of this performance disparity is due to the narrowness of the small cap market. Owning the "right" stocks has never been more important and "right" for the first part of this year has meant owning the largest small caps. Table 1 below breaks down the Russell 2000 Index into quintiles based on market capitalization. Quintiles 1-3 (composed of companies with market caps of $334 million and above) all showed positive returns for the year. Conversely, quintiles 4 and 5 were down more than 5% for the first half of the year. With a median market cap of $96 million and over 90% of the Fund's stocks falling into these underperforming quintiles, our results suffered.

The Smaller the Market Cap, the Better the Value

We believe, however, this performance bifurcation in small stocks has set up opportunities for the bargain hunter looking for long-term capital appreciation. Table 2 to the left details the compelling valuations within quintiles 4 and 5. In our view, the smallest of the small represent the best values in the U.S. equity marketplace.

Evidence of a Turnaround

Small stocks are finally outperforming their large cap counter parts for the first time in six years/1/. We believe we are in the early stages of what may prove to be a multi-year period of outperformance from the sector.

A good example of this broadening out was the performance of small cap oil and gas stocks during the first half of 2000. Energy was among this year's top performing sectors and the Fund's healthy exposure was a positive contributor. Fueled by rising oil and gas prices and positive earnings surprises, this sector came alive after being out of favor for years.

Strategic Investor Interest in Small Cap Value

The "dirt cheap" valuation levels in small/micro caps continue to create a strong environment for mergers and management buyouts. Even in the face of rising interest rates, 15 of the Fund's positions caught the attention of sophisticated investors. All of these mergers/take-out offers were at premiums to their public market price.

8 |Semi-Annual: July 1, 2000

                                  Value Fund
                     Growth of $10,000 over last 10 years


               Value Fund   Russell 2000   Russell 2000 Value
=============================================================
"6/90"          10000.00     10000.00        10000.00
-------------------------------------------------------------
                 7561.00      7546.00         7706.00
-------------------------------------------------------------
                 7763.00      7926.00         7865.00
-------------------------------------------------------------
                10033.00     10282.00        10136.00
-------------------------------------------------------------
"6/91"           9992.00     10123.00        10192.00
-------------------------------------------------------------
                10637.00     10948.00        10786.00
-------------------------------------------------------------
                11594.00     11575.00        11145.00
-------------------------------------------------------------
                13919.00     12444.00        12516.00
-------------------------------------------------------------
"6/92"          12793.00     11595.00        12267.00
-------------------------------------------------------------
                13609.00     11927.00        12717.00
-------------------------------------------------------------
                16519.00     13707.00        14392.00
-------------------------------------------------------------
                17766.00     14293.00        15794.00
-------------------------------------------------------------
"6/93"          17491.00     14605.00        16049.00
-------------------------------------------------------------
                18931.00     15881.00        17369.00
-------------------------------------------------------------
                19620.00     16298.00        17824.00
-------------------------------------------------------------
                20271.00     15866.00        17581.00
-------------------------------------------------------------
"6/94"          19983.00     15248.00        17269.00
-------------------------------------------------------------
                20355.00     16306.00        18085.00
-------------------------------------------------------------
                19956.00     16001.00        17548.00
-------------------------------------------------------------
                21686.00     16739.00        18198.00
-------------------------------------------------------------
"6/95"          23812.00     18308.00        19795.00
-------------------------------------------------------------
                26060.00     20116.00        21442.00
-------------------------------------------------------------
                25903.00     20552.00        22067.00
-------------------------------------------------------------
                27423.00     21601.00        23035.00
-------------------------------------------------------------
"6/96"          29370.00     22681.00        23976.00
-------------------------------------------------------------
                29416.00     22758.00        24333.00
-------------------------------------------------------------
                31340.00     23942.00        26782.00
-------------------------------------------------------------
                31439.00     22704.00        26715.00
-------------------------------------------------------------
"6/97"          35747.00     26384.00        30747.00
-------------------------------------------------------------
                41024.00     30311.00        34710.00
-------------------------------------------------------------
                38609.00     29296.00        35294.00
-------------------------------------------------------------
                42337.00     32242.00        38241.00
-------------------------------------------------------------
"6/98"          40114.00     30739.00        36860.00
-------------------------------------------------------------
                32666.00     24546.00        30270.00
-------------------------------------------------------------
                34183.00     28550.00        33017.00
-------------------------------------------------------------
                31359.00     27001.00        29816.00
-------------------------------------------------------------
"6/99"          38175.00     31200.00        34753.00
-------------------------------------------------------------
                35327.00     29227.00        32035.00
-------------------------------------------------------------
                42733.00     34618.00        32526.00
-------------------------------------------------------------
                41870.00     37071.00        33769.00
-------------------------------------------------------------
"6/00"          39872.00     35670.00        34428.00
-------------------------------------------------------------

Also, the cheaper valuation levels have continued to spur company managements to buy back stock. Currently more than 50% of the Fund's portfolio companies are actively retiring shares. We think this reduction in supply should, over time, result in improved prices.

In recent years, we have seen investors focus primarily on large cap glamour stocks leaving most smaller companies and value stocks behind. While it is impossible to predict the future direction of the stock market, we believe current market conditions present one of the best buying opportunities in the small-capitalization sector. We feel that the Value Fund is well-positioned to take advantage of these opportunities.

A Sweet Buyout Bid

One such opportunity was Cherry Corporation, an industrial and electronics company that makes electrical switches and sensors along with computer keyboards. It's also a great example of value investing at work. Cherry always had strong fundamentals, but with its stock languishing below book value at approximately $12 per share, it remained undiscovered by the street. After efforts to obtain a more favorable stock price failed, Chairman Peter Cherry offered to buy out public shareholders at $18.75 per share. We held out. Why? Our research showed the intrinsic worth of the company was far greater and that, with the cash on the company's balance sheet from a recent sale, Cherry would be able to buy the shares with cash to spare. It took an offer from an undisclosed source of $26 per share to cause Peter Cherry to raise his bid to $26.40. The Value Fund sold out of its position in late June and booked a sweet capital gain.



                              As of June 30, 2000
--------------------------------------------------------------------------------

                         Average Annual Total Returns

                            One     Five      Ten     Fifteen    Since Inception
                            Year    Year      Year      Year       (12/28/84)
--------------------------------------------------------------------------------
Heartland Value Fund        4.45%  10.86%    14.83%    13.51%        14.58%
--------------------------------------------------------------------------------
Russell 2000 Value Index   -0.94   11.70     13.16     12.12         12.90
--------------------------------------------------------------------------------
Russell 2000 Index         14.32   14.27     13.56     12.22         13.06
--------------------------------------------------------------------------------
Returns include reinvestment of dividends and capital gains distributions.


                      Portfolio Highlights and Statistics

Number of holdings....................................................      225
Net assets............................................................ $1.0 bil.
NAV...................................................................   $32.93
Median market cap.....................................................  $96 mil.
Weighted average market cap........................................... $438 mil.
Fund vs. Russell 2000 Value Index
   Alpha..............................................................     1.04
   Beta...............................................................     1.04
   R-squared..........................................................     0.69

                              Valuation Analysis

                             [GRAPHS APPEAR HERE]


                       '00 Price/Earnings    Price/Cash Flow     Price/Book
Heartland Value Fund           14.7X              8.2X              1.9X
Russell 2000 Value             10.8X              7.7X              1.4X
Russell 2000                   19.7X             16.0X              2.4X

Excludes negative earnings
Source: Russell Analytics, S&P Barra, and Heartland Advisors, Inc.

                        Top Holdings -- % of Net Assets

ICN Pharmaceuticals, Inc................................................   6.70%
Henry Schein, Inc.......................................................   2.36
InterDigital Communications Corporation.................................   1.94
Perrigo Company.........................................................   1.88
NABI....................................................................   1.79
US Oncology, Inc........................................................   1.65
Republic Services, Inc..................................................   1.56
Pharmaceutical Product Development, Inc.................................   1.54
Presidential Life Corporation...........................................   1.36
Beverly Enterprises, Inc................................................   1.33
                                                                          -----
Total                                                                     22.11%

Past performance is not predictive of future results. The Fund invests primarily small companies, which involve risks in addition to those presented by investments in large companies, including increased price volatility and less liquidity.

Subject to certain exceptions, shares of the Fund redeemed or exchanged within 270 days of purchase are subject to a 1% redemption fee.

As of June 30, 2000, Cherry Corp. (Class A) represented 0.00% of the Fund's net assets. Portfolio holdings are subject to change without notice.

/1/ Based on S&P 500 and Russell year-end returns from 1994-1999.

--------------------------------------------------------------------------------

                                                                 Value Report| 9

                                    [LOGO]

                                 EQUITY FUNDS
                             Financial Statements


Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
SELECT VALUE FUND

                                                                                                                  Percent of
COMMON STOCKS                                   Shares            Industry                      Value             Net Assets
Low Price/Earnings Ratios

Allstate Corporation                            12,300      Insurance                          $  273,675              4.1%
Chase Manhattan Corporation (a)                  5,350      Banking                               246,434              3.7
Clayton Homes, Inc.                             19,100      Manufactured Housing                  152,800              2.3
Cooper Tire & Rubber Company                    15,000      Parts and Distribution                166,875              2.5
Host Marriott Corporation (REIT)                20,300      REITS                                 190,313              2.9
LaFarge Corporation                              5,700      Cement and Aggregates                 119,700              1.8
Saucony, Inc. (Class B) (a)                     14,000      Athletic Footwear                     138,250              2.1
Trinity Industries, Inc.                         5,000      Industrial Manufacturing               92,500              1.4
Washington Mutual, Inc.                          9,300      Banking                               268,538              4.0
                                                                                               ----------           ------
                                                                                               $1,649,085             24.8%

Low Price/Cash Flow Ratios

The B.F. Goodrich Company                        5,300      Aerospace                          $  180,531              2.7%
Boston Scientific Corporation (a)                8,750      Medical Supplies                      191,953              2.9
Helmerich & Payne, Inc.                          3,000      Oil Services and Equipment            112,125              1.7
Henry Schein, Inc. (a)                          12,700      Medical Supplies                      219,075              3.3
Liz Claiborne, Inc.                              1,900      Retail                                 66,975              1.0
Newmont Mining Corporation                       7,500      Precious Metals                       162,188              2.4
RPM, Inc.                                       19,000      Building Products                     192,375              2.9
Southern Company                                 9,400      Electricity Provider                  219,138              3.3
Steelcase, Inc. (Class A)                       20,500      Business Furniture                    348,500              5.2
Structural Dynamics Research (a)                12,600      Data Management Software              189,784              2.9
Tenet Healthcare Corporation                     6,900      Hospitals                             186,300              2.8
                                                                                               ----------           ------
                                                                                               $2,068,944             31.1%

Low Price to Book Values

Burlington Resources, Inc. (a)                   2,600      Exploration and Production         $   99,450              1.5%
CNH Global NV                                   14,200      Construction Equipment                131,350              2.0
Hoover's, Inc. (a)                              15,200      Electronic Commerce                   102,600              1.6
IMC Global, Inc.                                 7,600      Chemicals                              98,800              1.5
Kelly Services, Inc. (Class A)                   6,500      Staffing                              150,313              2.3
Millennium Chemicals, Inc.                       8,700      Chemicals                             147,900              2.2
Perrigo Company (a)                             30,500      Pharmaceuticals                       192,531              2.8
Placer Dome, Inc.                               21,000      Precious Metals                       200,813              3.0
Stewart & Stevenson Services, Inc.              18,600      Construction Equipment                280,163              4.2
Wolverine World Wide, Inc.                      23,100      Footwear                              228,113              3.4
                                                                                               ----------           ------
                                                                                               $1,632,033             24.5%

Special Situations

HCA-The Healthcare Corporation                   7,800      Hospitals                          $  236,925              3.6%
InterDigital Communications Corporation (a)      7,500      Telecommunications                    124,219              1.9
SBC Communications, Inc.                         5,500      Telecommunications                    237,875              3.6
                                                                                               ----------           ------
                                                                                               $  599,019              9.1%
                                                                                               ----------           ------
TOTAL COMMON STOCKS (Cost $6,037,639)                                                          $5,949,081             89.5%

--------------------------------------------------------------------------------------------------------------------------------
                                                                         Par                                       Percent of
SHORT-TERM INVESTMENTS                                                  Amount                     Value           Net Assets
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (+) 9.4%
Firstar Bank N.A. 6.34%                                                 $385,000               $  385,000              5.8%
Wisconsin Electric Power Company 6.31%                                   240,000                  240,000              3.6
                                                                                               ----------           ------
TOTAL SHORT-TERM INVESTMENTS (Cost $625,000)                                                   $  625,000              9.4%

TOTAL INVESTMENTS (Cost $6,662,639) ......................................................     $6,574,081             98.9%
Cash and receivables, less liabilities ...................................................         65,730              1.1
                                                                                               ----------           ------
TOTAL NET ASSETS .........................................................................     $6,639,811            100.0%
                                                                                               ==========           ======

(a) Non-income producing security.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

10 | Semi-Annual July 1, 2000

Schedule of Investments                               June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
VALUE PLUS FUND

                                                                                                                  Percent of
COMMON STOCKS                                   Shares                  Industry                   Value          Net Assets
Low Price/Earnings Ratios

Alaska Airgroup, Inc. (a)                       100,000    Airlines                        $       2,712,500      3.9%
Ansys, Inc. (a)                                 300,000    Software                                3,412,500      4.9
Bando McGlocklin Capital Corporation (REIT)     175,000    REITS                                   1,509,375      2.2
Capitol Transamerica Corporation                106,000    Insurance-Property/Casualty             1,252,125      1.8
Decorator Industries, Inc. (b)                  349,600    Household Furnishings                   1,616,900      2.3
Flexsteel Industries, Inc.                      300,000    Furniture                               3,675,000      5.2
Gabelli Asset Management (Class A) (a)           60,000    Securities Broker                       1,500,000      2.1
Hanover Foods Corporation (Class A) (b)          49,500    Foods Processor                         2,722,500      3.9
Herbalife International, Inc. (a)               100,000    Health Foods                              787,500      1.1
ICN Pharmaceuticals, Inc.                       100,000    Pharmaceuticals                         2,781,250      4.0
Insteel Industries, Inc.                        405,000    Wire Products                           2,505,938      3.6
K2, Inc. (a)                                    450,000    Sporting Goods                          3,740,625      5.3
London Pacific Group Ltd. (ADR)                 100,000    Insurance-Life                          1,300,000      1.9
Siam Food Products Public Company Ltd. (c)      991,800    Food Processor                          1,367,127      1.9
TSR, Inc. (a)                                   100,000    IT Services                               550,000      0.8
                                                                                           -----------------    -----
                                                                                           $      31,433,340     44.9%
Low Price/Cash Flow Ratios

Arch Chemicals, Inc.                            130,400    Chemicals                       $       2,852,500      4.1%
Banta Corporation (a)                           150,000    Printing & Publishing                   2,840,625      4.0
Kellwood Company                                 25,000    Apparel                                   528,125      0.8
Kelly Services, Inc. (Class A)                  100,000    Staffing                                2,312,500      3.3
Stewart & Stevenson Services, Inc. (a)           50,000    Construction Equipment                    753,125      1.1
Structural Dynamics Research (a)                275,000    Data Management Software                4,142,188      5.9
                                                                                           -----------------    -----
                                                                                           $      13,429,063     19.2%
Low Price to Book Values

Aceto Corporation                               150,000    Chemicals                       $       1,650,000      2.4%
Blimpie International, Inc. (b)                 500,000    Restaurants                               906,250      1.3
Kennedy-Wilson, Inc. (a)                        320,000    Property Management                     1,700,000      2.4
Northland Cranberries, Inc. (Class A)           400,000    Soft Drinks                             1,550,000      2.2
Southwestern Energy Company                     569,200    Natural Gas Distribution                3,557,500      5.1
Tab Products Company (b)                        500,000    Information Management                  2,000,000      2.8
Tier Technologies, Inc. (Class B) (a)           500,000    IT Services                             2,625,000      3.7
                                                                                           -----------------    -----
                                                                                           $      13,988,750     19.9%
Special Situations

Alpha Microsystems (a)                          225,000    IT Services                     $       1,117,969      1.6%
CVF Technologies Corporation (a)                107,200    IT Services                               308,200      0.4
Hoover's, Inc. (a)                              250,500    Electronic Commerce                     1,690,875      2.4
Lifecore Biomedical, Inc. (a)                   450,000    Biotechnology                           3,543,751      5.0
                                                                                           -----------------    -----
                                                                                           $       6,660,795      9.4%
                                                                                           -----------------    -----
TOTAL COMMON STOCKS (Cost $71,900,199)                                                     $      65,511,948     93.4%

-----------------------------------------------------------------------------------------------------------------------------
                                                                         Par                                   Percent of
CONVERTIBLE BONDS                                                       Amount                     Value       Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Sholodge, Inc. 7.50% 05/01/2004                                  $      5,120,000          $       3,123,200      4.4%
Source Capital Corporation 7.50% 3/01/2008 (d)                          1,400,000                    972,222      1.4
                                                                                           -----------------    -----
TOTAL CONVERTIBLE BONDS (Cost $4,814,123)                                                  $       4,095,422      5.8%

-----------------------------------------------------------------------------------------------------------------------------
                                                                         Par                                   Percent of
SHORT-TERM INVESTMENTS                                                  Amount                     Value       Net Assets
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (+) 0.2%
Firstar Bank N.A. 6.34%                                          $        125,000          $         125,000      0.2%
                                                                                           -----------------    -----
TOTAL SHORT-TERM INVESTMENTS (Cost $125,000)                                               $         125,000      0.2%

TOTAL INVESTMENTS (Cost $76,839,322)..................................................     $      69,732,370     99.4%
Cash and receivables, less liabilities................................................               456,897      0.6
                                                                                           -----------------    -----
TOTAL NET ASSETS......................................................................     $      70,189,267    100.0%
                                                                                           =================    =====

(a)  Non-income producing security.
(b)  Affiliated company. See Note 9 in Notes to Financial Statements.
(c)  Foreign-denominated security.
(d)  Restricted security. See Note 2 (i) in Notes to Financial Statements.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                                                               Value Report | 11

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
VALUE FUND

                                                                                                                     Percent of
COMMON STOCKS                                      Shares        Industry                                Value       Net Assets
Low Price/Earnings Ratios

AAR Corporation                                    675,000       Airline Support                  $      8,100,000      0.8%
Alabama National Bancorporation                    110,000       Banking                                 2,179,375      0.2
The Alpine Group, Inc. (a)(b)                      900,000       Telecommunications                      6,075,000      0.6
Ambassadors International, Inc. (a)                300,000       Education                               4,725,000      0.5
AMERCO (a)                                         648,000       UHAL & Insurance                       12,960,000      1.3
American Physicians Service Group, Inc. (a)(b)     187,200       Specialty Finance                         608,400      0.1
AmerUs Life Holdings, Inc.                         200,000       Insurance-Life                          4,125,000      0.4
Amtran, Inc. (a)                                   215,500       Airlines                                2,680,281      0.3
Associated Banc-Corporation                        440,000       Banking                                 9,597,500      0.9
Atlantic American Corporation (a)                  287,500       Insurance-Property/Casualty               772,656      0.1
AVTEAM, Inc. (a)(b)                                963,000       Airline Support                         1,655,156      0.2
Badger Meter, Inc. (b)                             200,000       Electrical Equipment                    5,050,000      0.5
Barrett Business Services, Inc. (a)(b)             740,000       Human Resources Management              4,370,625      0.4
Beverly Enterprises, Inc. (a)                    4,820,400       Nursing Homes                          13,557,375      1.3
Building Materials Holding Corporation (a)         250,000       Building Products                       2,203,125      0.2
Capital Corporation of the West (a)                105,000       Banking                                 1,089,375      0.1
Catalina Lighting, Inc. (a)(b)                     710,000       Building Products                       3,372,500      0.3
CHC Helicopter Corporation (Class A) (a)(b)(c)   1,000,000       Oil Services and Equipment              3,276,363      0.3
Children's Comprehensive Services, Inc. (a)(b)     460,000       Education                               1,408,750      0.1
Comdial Corporation (a)(b)                         300,000       Communications Equipment                1,331,250      0.1
Commonwealth Industries, Inc.                      700,000       Aluminum Producer                       4,112,500      0.4
Cyrk International, Inc. (a)                        25,000       Promotional Marketing                     125,000      0.0
Dollar Thrifty Automotive Group, Inc. (a)          400,000       Auto Rental                             7,375,000      0.7
Donnelly Corporation                               400,000       Auto Parts                              5,200,000      0.5
Duckwall-ALCO Stores, Inc. (a)(b)                  400,000       Discount Retailer                       3,300,000      0.3
Engle Homes, Inc.                                  549,800       Home Builder                            5,257,463      0.5
EZcorp, Inc. (Class A) (b)                         718,100       Resale Retailer                         1,256,675      0.1
Fahnestock Viner Holdings, Inc.                    200,000       Securities Broker                       3,750,000      0.4
FiberMark, Inc. (a)(b)                             391,600       Paper and Forest Products               4,846,050      0.5
Financial Industries Corporation (b)               300,000       Insurance-Life                          2,437,500      0.2
Franklin Bank National Association (b)             162,883       Banking                                 1,303,064      0.1
Friedman Industries, Inc.                          315,000       Metal Processor                         1,102,500      0.1
Fuji Pharmaceutical Company Ltd. (c)               500,000       Pharmaceuticals                         1,886,970      0.2
GA Financial, Inc.                                 100,000       Banking                                 1,187,500      0.1
Gehl Company (a)                                   270,000       Construction Equipment                  3,847,500      0.4
Global-Tech Appliances, Inc.                       406,000       Household Appliances                    1,928,500      0.2
Guangshen Railway Company Ltd.                     800,000       Rail Transport                          4,000,000      0.4
Gundle/SLT Environmental, Inc. (a)(b)              582,800       Engineering and Construction            2,185,500      0.2
Hallmark Capital Corporation (b)                   150,000       Banking                                 1,368,750      0.1
Hallwood Group Ltd. (a)(b)                          80,050       Exploration and Production                620,388      0.1
Hampshire Group, Inc. (a)(b)                       264,600       Apparel                                 1,918,350      0.2
Health Management Systems, Inc. (a)                700,000       Health Information Technology           2,187,500      0.2
Health Power, Inc. (a)(b)                          302,500       Health Care Consulting                  1,701,563      0.2
HMN Financial, Inc. (b)                            253,200       Banking                                 2,785,200      0.3
Home Federal Bancorp (b)                           268,250       Banking                                 4,426,125      0.4
ICN Pharmaceuticals, Inc.                        2,464,800       Pharmaceuticals                        68,552,250      6.7
Intermet Corporation                               840,000       Metal Processor                         5,775,000      0.6
International Aircraft Investors (a)(b)            430,000       Aircraft Rental                         2,257,500      0.2
International Airline Support Group, Inc. (a)(b)   239,300       Airline Support                           568,338      0.1
Kaye Group, Inc.                                   363,600       Insurance-Property/Casualty             2,113,425      0.2
K-Tron International, Inc. (a)(b)                  275,000       Manufacturing Equipment                 4,262,500      0.4
Lindal Cedar Homes, Inc. (a)(b)                    345,400       Manufactured Housing                      626,038      0.1
LSI Industries, Inc.                               300,000       Engineering and Construction            4,556,250      0.4
M/I Schottenstein Homes, Inc.                      300,000       Home Builder                            4,725,000      0.5
Mapics Inc. (a)(b)                               1,800,000       Enterprise Software                    10,350,000      1.0
Marten Transport Ltd. (a)(b)                       335,000       Trucking                                4,355,000      0.4
Massbank Corporation (b)                           190,033       Banking                                 5,320,924      0.5
MDC Holdings, Inc.                                 248,700       Home Builder                            4,632,038      0.5
Meadow Valley Corporation (a)(b)                   250,000       Engineering and Construction              843,750      0.1
Midwest Express Holdings, Inc. (a)                 300,000       Airlines                                6,450,000      0.6
Minntech Corporation (b)                           600,000       Medical Equipment                       4,050,000      0.4
Motor Club of America (a)(b)                       200,000       Insurance-Property/Casualty             1,650,000      0.2
Norstan, Inc. (a)                                  500,000       IT Services                             2,000,000      0.2
Northwest Pipe Company (a)                         276,500       Metal Processor                         3,283,438      0.3

12 | Semi-Annual: July 1, 2000

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
VALUE FUND [CONT'D]

                                                                                                                   Percent of
COMMON STOCKS (cont'd)                        Shares        Industry                               Value           Net Assets
Low Price/Earnings Ratios (cont'd)

Novamerican Steel, Inc. (a)                     244,500    Metal Processor                   $     2,169,938          0.2%
Osteotech, Inc. (a)(b)                        1,200,000    Medical Supplies                       12,600,000          1.2
Patrick Industries, Inc. (b)                    317,000    Building Materials                      1,981,250          0.2
PBOC Holdings, Inc. (a)                         550,000    Banking                                 4,675,000          0.5
Presidential Life Corporation                 1,000,000    Insurance-Life                         13,875,000          1.4
Professionals Group, Inc. (a)                   266,200    Insurance-Property/Casualty             6,505,263          0.6
Raytel Medical Corporation (a)(b)               880,000    Health Care Services                    1,540,000          0.2
RCM Technologies, Inc. (a)                      200,200    IT Services                             1,476,475          0.1
Reliance Steel & Aluminum Company                92,000    Metal Processor                         1,759,500          0.2
RemedyTemp, Inc. (Class A) (a)                   37,500    Staffing                                  459,375          0.0
Republic Bancorp, Inc.                          730,180    Banking                                 6,525,984          0.6
Riviera Tool Company (a)(b)                     336,262    Metal Stamping                          1,155,901          0.1
The Rottlund Company, Inc. (a)(b)               556,000    Home Builder                            1,390,000          0.1
Rush Enterprises, Inc. (a)(b)                   329,600    Trucking                                1,833,400          0.2
Ryan's Family Steak Houses, Inc. (a)            485,000    Restaurants                             4,092,188          0.4
Saucony, Inc. (Class B) (a)(b)                  400,000    Athletic Footwear                       3,950,000          0.4
Shiloh Industries, Inc. (a)                     268,700    Metal Processor                         2,569,444          0.3
ShopKo Stores, Inc. (a)                         750,000    Retail                                 11,531,250          1.1
Sifco Industries, Inc.                          200,000    Specialty Metalwork                     1,250,000          0.1
St. Francis Capital Corporation                 225,000    Banking                                 3,403,125          0.3
Steel Technologies, Inc.                        172,000    Metal Processor                         1,225,500          0.1
Steris Corporation (a)                          500,000    Medical Equipment                       4,437,500          0.4
Sterling Financial Corporation (a)              275,000    Banking                                 3,162,500          0.3
Summit Bank Corporation                          76,800    Banking                                 1,142,400          0.1
United Security Bancorporation (a)              226,832    Banking                                 2,183,259          0.2
URS Corporation (a)(b)                          880,000    Engineering and Construction           13,420,000          1.3
US Oncology, Inc. (a)                         3,370,000    Health Care - Oncology                 16,850,000          1.6
Wackenhut Corrections Corporation (a)           500,000    Correctional Facilities                 3,750,000          0.4
Washington Homes, Inc. (a)                      180,300    Housing                                 1,081,800          0.1
Wilsons The Leather Experts, Inc. (a)           513,750    Leather Apparel                         7,545,703          0.7
Wisconsin Central Transport Corporation (a)     500,000    Rail Transport                          6,500,000          0.6
Woodward Governor Company (b)                   145,500    Fuel Delivery Systems                   4,119,469          0.4
                                                                                             ---------------         ----
                                                                                             $   445,780,004         43.3%

Low Price/Cash Flow Ratios

Akita Drilling Ltd. (Class A) (b)(c)            248,600    Oil Services and Equipment        $     1,847,328          0.2%
Burns International Services Corporation (a)    750,000    Security Services                       9,375,000          0.9
Business Resource Group (a)(b)                  500,000    IT Services                             3,187,500          0.3
Carey International, Inc. (a)(b)                500,000    Limousine Rental                        6,937,500          0.7
Chirex, Inc. (a)                                100,000    Biotechnology                           2,000,000          0.2
Chronimed, Inc. (a)                             500,000    Medical Supplies                        3,687,500          0.4
Clayton Williams Energy, Inc. (a)               158,300    Exploration and Production              5,055,706          0.5
ESCO Electronics Corporation (a)                164,500    Filtration Products                     2,796,500          0.3
Esterline Technologies Corporation (a)          400,000    Aerospace                               5,950,000          0.6
Exponent, Inc.                                  104,700    Research Services                         876,862          0.1
GZA GeoEnvironmental Technologies, Inc. (a)(b)  253,600    Environmental Services                  1,585,000          0.2
Henry Schein, Inc. (a)                        1,400,000    Medical Supplies                       24,150,000          2.4
Hotelworks.com, Inc. (a)(b)                     843,400    Building Products                         316,275          0.0
Invivo Corporation (a)(b)                       400,000    Medical Equipment                       4,400,000          0.4
Itron, Inc. (a)                                 457,100    Parts and Component Distribution        3,771,075          0.4
Jason, Inc. (a)                                 400,000    Auto Parts                              3,850,000          0.4
Marcus Corporation                              280,000    Leisure                                 3,395,000          0.3
Material Sciences Corporation (a)               332,900    Metal Processor                         3,329,000          0.3
Omnicare, Inc. (a)                              200,000    Pharmaceutical Services                 1,812,500          0.2
Osmonics, Inc. (a)                              588,000    Filtration Products                     5,439,000          0.5
Perrigo Company (a)                           3,050,000    Pharmaceuticals                        19,253,125          1.9
PET sMART Inc. (a)                            1,200,000    Pet Supplies                            4,050,000          0.4
Pharmaceutical Product Development, Inc. (a)    750,000    Biotechnology Consulting               15,750,000          1.5
Powell Industries, Inc. (a)                     507,400    Electrical Equipment                    4,947,150          0.5
Reebok International Ltd. (a)                   258,800    Athletic Footwear                       4,124,625          0.4
Rehabilicare, Inc. (a)                          382,000    Medical Equipment                       1,074,375          0.1
Republic Services, Inc. (a)                   1,000,000    Waste Management                       16,000,000          1.6
RightCHOICE Managed Care, Inc. (Class A) (a)    624,100    Managed Healthcare                      9,829,575          1.0
RPM, Inc.                                       200,000    Building Products                       2,025,000          0.2
School Specialty, Inc. (a)                      700,000    Educational Supplies                   12,993,750          1.3

                                                               Value Report | 13

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
VALUE FUND [CONT'D]

                                                                                                                        Percent of
COMMON STOCKS (cont'd)                                    Shares          Industry                           Value      Net Assets
Low Price/Cash Flow Ratios (cont'd)

SpaceLabs Medical, Inc. (a)(b)                            648,700      Medical Equipment                $   7,297,875       0.7%
Sterile Recoveries, Inc. (a)                              101,800      Hospital Services                      788,950       0.1
Stifel Financial Corporation                              223,000      Securities Broker                    2,341,500       0.2
Strattec Security Corporation (a)(b)                      297,000      Parts and Distribution               9,652,500       0.9
Sunrise Medical, Inc. (a)(b)                            1,300,000      Medical Equipment                    6,337,500       0.6
The Topps Company, Inc. (a)                               100,000      Entertainment Products               1,150,000       0.1
Tucker Anthony Sutro (a)                                  103,900      Securities Broker                    1,870,200       0.2
UniSource Energy Corporation                              500,000      Electricity Provider                 7,500,000       0.7
Veterinary Centers of America (a)                         700,000      Animal Hospitals                     9,625,000       0.9
Vicorp Restaurants, Inc. (a)                              164,475      Restaurants                          3,001,669       0.3
Weyco Group, Inc.                                         172,000      Footwear                             4,386,000       0.4
World Acceptance Corporation                              400,000      Consumer Finance                     2,100,000       0.1
                                                                                                        -------------      ----
                                                                                                        $ 239,860,540      23.4%

Low Price to Book Values

3DFX Interactive, Inc. (a)                                750,000      Software                         $   5,835,938       0.6%
Allied Healthcare Products, Inc. (a)(b)                   772,500      Medical Equipment                    2,607,188       0.3
Almost Family, Inc. (a)(b)                                308,900      Nursing Services                       685,372       0.1
Asia Pacific Wire & Cable Corporation Ltd. (a)(b)         706,000      Cable Manufacturer                   1,676,750       0.2
Benton Oil & Gas Company (a)                            1,200,000      Exploration and Production           3,300,000       0.3
Buckhead America Corporation (a)(b)                       184,600      Lodging                                946,075       0.1
Chofu Seisakusho Company Ltd. (c)                         300,000      Heating & Air Conditioning           4,053,212       0.4
Chubu Suisan Company Ltd. (c)                             443,000      Food Processor                       1,692,754       0.2
Cinar Corporation (Class B) (d)                           700,000      Educational Products                 4,900,000       0.5
Ciprico, Inc. (a)(b)                                      400,000      Communications Equipment             3,700,000       0.4
Consolidated Freightways Corporation                      607,300      Trucking                             2,467,156       0.2
Crown Central Petroleum Corporation (Class B) (a)(b)      900,000      Oil Refiner                          8,156,250       0.8
Denkyosha Company (c)                                     463,000      Retail - Electronics                 1,725,493       0.2
Denyo Company Ltd. (c)                                    227,000      Industrial Equipment                 1,557,024       0.2
EDAP TMS S.A. (a)(b)                                      822,500      Medical Equipment                    1,336,563       0.1
Encore Wire Corporation (a)                               182,500      Building Products                      980,938       0.1
Exabyte Corporation (a)                                   500,000      Computers and Peripherals            2,250,000       0.2
Fuji Coca-Cola Bottling Company (c)                       517,000      Soft Drinks                          5,258,288       0.5
Fukuda Denshi Company (c)                                 500,000      Medical Electronics                 10,236,814       1.0
Hallwood Energy Corporation (a)(b)                        477,540      Exploration and Production           3,909,859       0.4
Hibiya Engineering Company Ltd. (c)                       500,000      Heating & Air Conditioning           2,462,496       0.2
High Plains Corporation (a)(b)                          1,500,000      Chemicals                            3,750,000       0.4
Horipro, Inc. (c)                                         720,000      Entertainment                        5,359,751       0.5
IEC Electronics Corporation (a)                           362,400      Contract Manufacturing                 566,250       0.1
Iwerks Entertainment, Inc. (a)(b)                         314,285      Entertainment                          304,464       0.0
John B. Sanfilippo & Son, Inc. (a)(b)                     500,000      Foods and Food Products              1,468,750       0.1
Katsuragawa Electric Company (c)                          500,000      Office Equipment                     1,556,751       0.2
Kentucky Fried Chicken Japan (c)                          500,000      Restaurants                          5,278,800       0.5
Kondotec, Inc. (c)                                        500,000      Building Materials                   2,056,798       0.2
Landry's Seafood Restaurants, Inc.                        500,000      Restaurants                          4,250,000       0.4
Lufkin Industries, Inc. (b)                               350,000      Oil Services and Equipment           5,556,250       0.5
Maezawa Kasei Industries Company (c)                      360,000      Resin Manufacturer                   4,007,925       0.4
Magal Security Systems Ltd. (b)                           165,300      Engineering and Construction           501,066       0.1
Martin Industries, Inc. (b)                               444,600      Heating & Air Conditioning             639,113       0.1
Matrix Service Company (a)(b)                             543,800      Engineering and Construction         2,515,075       0.2
Matsumoto Yushi-Seiyaku Company (c)                       419,000      Specialty Chemicals                  7,511,086       0.7
Maxicare Health Plans, Inc. (a)(b)                        136,900      Health Care Insurance                  119,788       0.0
MFRI, Inc. (a)(b)                                         400,000      Waste Management                     1,500,000       0.1
Mining Services International Corporation                 334,500      Explosives Manufacturer                627,188       0.1
National Home Health Care Corporation (a)(b)              395,000      Nursing Services                     1,678,750       0.2
Navigant Consulting, Inc. (a)                             600,000      Business Services                    2,550,000       0.2
Network Equipment Tech, Inc. (a)                          500,500      Communications Equipment             5,036,281       0.5
Nissui Pharmaceutical Company Ltd. (c)                    853,600      Pharmaceuticals                      5,565,030       0.5
Nuevo Energy Company (a)                                  300,000      Exploration and Production           5,662,500       0.6
Numac Energy, Inc. (a)(c)                               2,040,000      Exploration and Production           6,890,495       0.7
O.I. Corporation, Inc. (a)(b)                             326,500      Electrical Equipment                 1,377,422       0.1
Outlook Group Corporation (a)(b)                          389,100      Printing & Publishing                2,213,006       0.2
Pointe Financial Corporation                              100,000      Banking                                900,000       0.1
RainForest Cafe, Inc. (a)(b)                            1,410,000      Restaurants                          4,185,938       0.4

14 | Semi-Annual July 1, 2000

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
VALUE FUND [CONT'D]

                                                                                                                    Percent of
COMMON STOCKS (cont'd)                         Shares            Industry                           Value           Net Assets
Low Price to Book Values (cont'd)

Ramsay Youth Services, Inc. (a)(b)             800,400     Education                         $        1,500,750       0.1%
Remington Oil & Gas Corporation (a)            682,900     Exploration and Production                 5,121,750       0.5
Roy F. Weston, Inc. (Class A) (a)(b)           737,500     Waste Management                           2,258,594       0.2
Salient 3 Communications, Inc. (a)(b)          351,300     Communications Equipment                   4,237,556       0.4
Sangetsu Company Ltd. (c)                      500,000     Household Furnishings                      8,255,496       0.8
Shikoku Coca-Cola Bottling Company Ltd. (c)    400,000     Soft Drinks                                4,679,687       0.5
Sholodge, Inc. (a)(b)                          530,000     Lodging                                    1,855,000       0.2
Speizman Industries, Inc. (a)(b)               300,000     Manufacturing Equipment                      956,250       0.1
Teikoku Hormone Mfg. Company Ltd. (c)          600,000     Pharmaceuticals                            4,698,556       0.5
Tesoro Petroleum Corporation (a)             1,000,000     Domestic                                  10,125,000       1.0
TETRA Technologies, Inc. (a)                   100,000     Oil Services and Equipment                 1,418,750       0.1
Toyo Tec Company Ltd. (c)                      302,000     Security Services                          1,279,347       0.1
Urocor, Inc. (a)(b)                            658,700     Urological Services                        3,128,825       0.3
Webco Industries, Inc. (a)(b)                  500,000     Metals                                     1,531,250       0.1
Willbros Group, Inc. (a)                       419,800     Engineering and Construction               2,886,125       0.3
Yushiro Chemical Industry Company Ltd. (c)     361,000     Metalworking Equipment                     1,958,439       0.2
                                                                                             ------------------     -----
                                                                                             $      209,258,022      20.5%
Special Situations

BTG, Inc. (a)(b)                               800,000     IT Services                       $        6,500,000       0.6%
ELOT, Inc. (a)                               3,000,000     Gaming                                     5,625,000       0.6
Eventures Group, Inc. (a)                       50,000     Communications Equipment                     775,000       0.1
Flow International Corporation (a)             300,000     Pumps and Valves                           3,000,000       0.3
Indus International, Inc. (a)                1,000,000     Enterprise Software                        8,562,500       0.8
Innovex, Inc. (a)                              400,000     Contract Manufacturing                     3,900,000       0.4
InterDigital Communications Corporation (a)  1,200,000     Telecommunications                        19,875,000       1.9
K-V Pharmaceutical Company (Class A) (a)       433,500     Pharmaceuticals                           11,487,750       1.1
NABI (a)(b)                                  2,500,000     Pharmaceuticals                           18,281,250       1.8
Ontrack Data International (a)                 183,000     Data Recovery                              1,429,688       0.1
Orthologic Corporation (a)(b)                1,815,000     Medical Equipment                          8,961,562       0.9
Richardson Electronics Ltd.                    100,000     Parts and Component Distribution           1,606,250       0.2
Riken Vitamin Company Ltd. (c)                 500,000     Food Processor                             7,595,056       0.7
Spectrian Corporation (a)                      400,000     Communications Equipment                   6,650,000       0.7
Tech-Sym Corporation (a)(b)                    300,600     Electrical Equipment                       8,454,375       0.8
United Wisconsin Services, Inc. (a)             62,400     Managed Health Care                          339,300       0.0
U.S. Global Investors, Inc. (a)(b)             598,000     Investment Management                      1,046,500       0.1
                                                                                             ------------------     -----
                                                                                             $      114,089,231      11.1%
                                                                                             ------------------     -----
TOTAL COMMON STOCKS (Cost $894,879,572)                                                      $    1,008,987,797      98.3%

---------------------------------------------------------------------------------------------------------------------
                                                                 Par                                 Percent of
SHORT-TERM INVESTMENTS                                          Amount               Value           Net Assets
---------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (+) 0.3%
American Family Mutual Insurance Company 6.31%             $    285,000        $         285,000        0.0%
Firstar Bank N.A. 6.34%                                       1,995,000                1,995,000        0.2
General Mills, Inc. 6.28%                                       100,000                  100,000        0.0
Sara Lee Corporation 6.27%                                      435,000                  435,000        0.1
Wisconsin Electric Power Company 6.31%                           11,000                   11,000        0.0
                                                                               -----------------      -----
TOTAL SHORT-TERM INVESTMENTS (Cost $2,826,000)                                 $       2,826,000        0.3%

TOTAL INVESTMENTS (Cost $897,705,572)........................................  $   1,011,813,797       98.6%
Cash and receivables, less liabilities.......................................         11,170,556        1.4
                                                                               -----------------      -----
TOTAL NET ASSETS.............................................................  $   1,022,984,353      100.0%
                                                                               =================      =====

(a)  Non-income producing security.
(b)  Affiliated company. See Note 9 in Notes to Financial Statements.
(c)  Foreign-denominated security.
(d) Valued at fair value using methods determined by the Board of Directors. (+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                                                               Value Report | 15

Statements of Assets and Liabilities                   June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                              SELECT VALUE      VALUE PLUS         VALUE
                                                                                  FUND              FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at cost......................................    $ 6,662,639      $ 76,839,322   $   897,705,572
                                                                              ===========      ============   ===============

  Investments in securities, at value.....................................    $ 6,574,081      $ 69,732,370   $ 1,011,813,797
  Cash....................................................................          4,459            18,918         3,512,440
  Receivable from securities sold.........................................         67,237           443,917        10,429,773
  Receivable from fund shares sold........................................         60,000           169,017            20,315
  Accrued dividends and interest..........................................         24,978           165,911         1,635,308
  Prepaid expenses........................................................            649             6,445            54,313
  Deferred organization expenses..........................................          4,118                --                --
  Receivable from Advisor for expense reimbursement.......................          4,076                --                --
                                                                              -----------      ------------   ---------------
     Total Assets.........................................................      6,739,598        70,536,578     1,027,465,946
                                                                              -----------      ------------   ---------------

LIABILITIES:
  Payable for securities purchased........................................         88,981            84,969         1,163,863
  Payable for fund shares redeemed........................................             --               250         2,894,672
  Distributions payable...................................................             --           140,449                --
  Payable to Advisor for deferred organization expenses...................          4,118                --                --
  Accrued expenses........................................................          6,688           121,643           423,058
                                                                              -----------      ------------   ---------------
     Total Liabilities....................................................         99,787           347,311         4,481,593
                                                                              -----------      ------------   ---------------
TOTAL NET ASSETS..........................................................      6,639,811        70,189,267     1,022,984,353
                                                                              ===========      ============   ===============

NET ASSETS CONSIST OF:
  Paid in capital.........................................................      6,153,091        86,298,971       779,247,831
  Accumulated undistributed net investment income (loss)..................         51,539                --        (3,112,808)
  Accumulated undistributed net realized gains (losses) on investments....        523,738        (9,003,577)      132,744,391
  Net unrealized appreciation (depreciation) on investments...............        (88,557)       (7,106,127)      114,104,939
                                                                              -----------      ------------   ---------------
TOTAL NET ASSETS..........................................................    $ 6,639,811      $ 70,189,267   $ 1,022,984,353
                                                                              ===========      ============   ===============
  Shares outstanding, $.001 par value (100,000,000; 100,000,000
  and 150,000,000 shares authorized, respectively)........................        540,658         5,123,888        31,065,658
                                                                              ===========      ============   ===============
NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE................................................    $     12.28      $      13.70   $         32.93
                                                                              ===========      ============   ===============

The accompanying Notes to Financial Statements are an integral part of these Statements.

16| Semi-Annual July 1, 2000

Statements of Operations                                      For the period from January 1, 2000 to June 30, 2000 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                                                              SELECT VALUE      VALUE PLUS         VALUE
                                                                                  FUND              FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends..............................................................     $    76,956      $  1,026,054    $    4,484,980
  Interest...............................................................           6,373           356,887            29,902
  Foreign tax withholding................................................              --           (22,529)         (158,160)
                                                                              -----------      ------------    --------------
     Total investment income.............................................          83,329         1,360,412         4,356,722
                                                                              -----------      ------------    --------------
EXPENSES:
  Management fees........................................................          24,467           270,390         4,015,008
  Distribution fees......................................................           8,156            96,568         1,338,336
  Transfer agent fees....................................................           9,194            88,768           599,779
  Fund accounting fees...................................................           6,167             8,966            44,513
  Custodian fees.........................................................           1,584            22,645           108,159
  Printing and communications............................................           1,961            16,009           104,195
  Postage................................................................           1,176            24,062           130,547
  Legal fees.............................................................           2,337             5,846            20,465
  Registration fees......................................................           9,903             9,904            16,088
  Directors' fees........................................................           6,630             7,771            25,344
  Audit fees.............................................................           3,759             6,491            18,367
  Interest expense.......................................................             268           114,846           621,636
  Amortization of deferred organization expenses.........................           1,632                --                --
  Other operating expenses...............................................           3,932            16,232           127,521
                                                                              -----------      ------------    --------------
  Total expenses.........................................................          81,166           688,498         7,169,958
  Less: Expense reimbursement............................................         (42,662)               --                --
                                                                              -----------      ------------    --------------
  Net expenses...........................................................          38,504           688,498         7,169,958
                                                                              -----------      ------------    --------------
NET INVESTMENT INCOME (LOSS).............................................          44,825           671,914        (2,813,236)
                                                                              -----------      ------------    --------------
REALIZED & UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on:
   Long positions........................................................         535,404        10,885,762       132,732,171
   Futures contracts.....................................................              --          (108,002)           83,442
   Options...............................................................              --                --           464,070
  Net increase (decrease) in unrealized appreciation on:
   Long positions........................................................        (279,619)       (9,523,913)     (207,486,013)
   Futures contracts.....................................................              --                --           217,349
                                                                              -----------      ------------    --------------
TOTAL REALIZED & UNREALIZED GAINS
(LOSSES) ON INVESTMENTS..................................................         255,785         1,253,847       (73,988,981)
                                                                              -----------      ------------    --------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS.........................................     $   300,610      $  1,925,761       (76,802,217)
                                                                              ===========      ============    ==============

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                Value Report |17

Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                              SELECT VALUE FUND              VALUE PLUS FUND
                                                                        ------------------------------  ----------------------------
                                                                           Jan. 1,                         Jan. 1,
                                                                           2000 to                         2000 to
                                                                        June 30, 2000    Year Ended     June 30, 2000   Year Ended
                                                                         (Unaudited)    Dec. 31, 1999    (Unaudited)   Dec. 31, 1999
                                                                        ------------------------------  ----------------------------
OPERATIONS:
  Net investment income...............................................  $      44,825   $      103,992  $    671,914  $   4,102,433
  Net realized gains (losses) on investments..........................        535,404          208,697    10,777,760    (16,527,103)
  Net increase (decrease) in unrealized appreciation on investments...       (279,619)        (164,645)   (9,523,913)    12,418,206
                                                                        -------------   --------------  ------------  -------------
     Net increase (decrease) in net assets resulting from operations..        300,610          148,044     1,925,761         (6,464)
                                                                        -------------   --------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................................             --          (99,399)     (902,202)    (4,074,600)
  Net realized gains on investments...................................             --         (138,062)           --             --
                                                                        -------------   --------------  ------------  -------------
     Net distributions to shareholders................................             --         (237,461)     (902,202)    (4,074,600)
                                                                        -------------   --------------  ------------  -------------
FUND SHARE ACTIVITY:
  Proceeds from shares issued.........................................      1,298,421       11,020,126     5,671,260    100,255,961
  Reinvested dividends from net investment income and
     distributions from net realized gains on investments.............             --          224,429       701,339      3,393,516
  Cost of shares redeemed.............................................     (2,077,261)     (12,062,437)  (24,271,627)  (186,817,673)
                                                                        -------------   --------------  ------------  -------------
     Net decrease in net assets derived
       from Fund share activity.......................................       (778,840)        (817,882)  (17,899,028)   (83,168,196)
                                                                        -------------   --------------  ------------  -------------
TOTAL DECREASE IN NET ASSETS..........................................       (478,230)        (907,299)  (16,875,469)   (87,249,260)
NET ASSETS AT THE BEGINNING OF THE PERIOD.............................      7,118,041        8,025,340    87,064,736    174,313,996
                                                                        -------------   --------------  ------------  -------------
NET ASSETS AT THE END OF THE PERIOD...................................  $   6,639,811   $    7,118,041  $ 70,189,267  $  87,064,736
                                                                        =============   ==============  ============  =============
UNDISTRIBUTED NET INVESTMENT INCOME...................................  $      51,539   $        6,714  $         --  $     230,288
                                                                        =============   ==============  ============  =============


                                                                                   VALUE FUND
                                                                        -------------------------------
                                                                        Jan. 1, 2000 to
                                                                         June 30, 2000     Year Ended
                                                                          (Unaudited)    Dec. 31, 1999
                                                                        -------------------------------
OPERATIONS:
  Net investment loss.................................................  $   (2,813,236) $   (8,674,692)
  Net realized gains on investments...................................     133,279,683      67,726,720
  Net increase (decrease) in unrealized appreciation on investments...    (207,268,664)    183,771,640
                                                                        --------------  --------------
  Net increase (decrease) in net assets resulting from operations.....     (76,802,217)    242,823,668
                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments...................................     (36,340,729)     (3,274,636)
                                                                        --------------  --------------
     Net distributions to shareholders................................     (36,340,729)     (3,274,636)
                                                                        --------------  --------------
FUND SHARE ACTIVITY:
  Proceeds from shares issued.........................................      94,735,979     185,666,665
  Reinvested dividends from net investment income and distributions
     from net realized gains on investments...........................      33,755,919       3,033,426
  Cost of shares redeemed.............................................    (187,431,215)   (778,741,064)
                                                                        --------------  --------------
     Net decrease in net assets derived
       from Fund share activity.......................................     (58,939,317)   (590,040,973)
                                                                        --------------  --------------
TOTAL DECREASE IN NET ASSETS..........................................    (172,082,263)   (350,491,941)
NET ASSETS AT THE BEGINNING OF THE PERIOD.............................   1,195,066,616   1,545,558,557
                                                                        --------------  --------------
NET ASSETS AT THE END OF THE PERIOD...................................  $1,022,984,353  $1,195,066,616
                                                                        ==============  ==============
UNDISTRIBUTED NET INVESTMENT LOSS.....................................  $   (3,112,808) $     (299,572)
                                                                        ==============  ==============

The accompanying Notes to Financial Statements are an integral part of these Statements.

18| Semi-Annually July 1, 2000

Financial Highlights
--------------------------------------------------------------------------------

SELECT VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                           January 1,
                                                                            2000 to
                                                                          June 30, 2000        For the period ended December 31,
                                                                                             -------------------------------------
                                                                           (Unaudited)          1999         1998          1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period.....................................  $    11.73        $  11.94      $   12.30     $   10.50
Income (loss) from investment operations:
  Net investment income..................................................        0.08            0.17           0.30          0.11
  Net realized and unrealized gains (losses) on investments..............        0.47            0.04          (0.10)         2.28
                                                                           ----------        --------      ---------     ---------
    Total income from investment operations..............................        0.55            0.21           0.20          2.39
Less distributions from:
  Net investment income..................................................        0.00           (0.17)         (0.30)        (0.11)
  Net realized gains on investments......................................        0.00           (0.25)         (0.26)        (0.48)
                                                                           ----------        --------      ---------     ---------
    Total distributions..................................................        0.00           (0.42)         (0.56)        (0.59)
                                                                           ----------        --------      ---------     ---------
Net asset value, end of period...........................................  $    12.28        $  11.73      $   11.94     $   12.30
                                                                           ==========        ========      =========     =========

Total Return.............................................................        4.69%/(2)/      1.95%          1.73%        22.91%

Ratios and Supplemental Data
  Net assets, end of period (in thousands)...............................  $    6,640        $  7,118      $   8,025     $   7,665
  Percentage of net expenses to average net assets/(4)/..................        1.18%/(3)/      0.74%          0.00%         1.36%
  Percentage of net investment income(loss) to average net assets/(4)/...        1.37%/(3)/      1.38%          2.37%         1.14%
  Portfolio turnover rate................................................         171%            160%            48%           30%

                                                                            Oct. 11, 1996/(1)/
                                                                               through
                                                                            Dec. 31, 1996
----------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period......................................   $     10.00
Income (loss) from investment operations:
  Net investment income...................................................            --
  Net realized and unrealized gains (losses) on investments...............          0.50
                                                                             -----------
    Total income from investment operations...............................          0.50
Less distributions from:
  Net investment income...................................................            --
  Net realized gains on investments.......................................            --
                                                                             -----------
    Total distributions...................................................            --
                                                                             -----------
Net asset value, end of period............................................   $     10.50
                                                                             ===========

Total Return..............................................................          5.00%/(2)/

Ratios and Supplemental Data
  Net assets, end of period (in thousands)................................   $     2,441
  Percentage of net expenses to average net assets/(4)/...................          2.73%/(3)/
  Percentage of net investment income(loss) to average net assets/(4).....         (0.25)%/(3)/
  Portfolio turnover rate.................................................             1%

/(1)/ Commencement of operations.
/(2)/ Not annualized.
/(3)/ Annualized.
/(4)/ If there had been no expense reimbursement or management fee waiver by the Advisor, the percentage of net expenses to average net assets for the periods ended June 30, 2000, December 31, 1999, 1998 and 1997 would have been 2.49%, 2.58%, 1.92% and 2.00%, respectively, and the percentage of net investment income (loss) to average net assets would have been 0.07%, (0.46)%, 0.45% and 0.50%, respectively.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                Value Report |19

Financial Highlights
--------------------------------------------------------------------------------

VALUE PLUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                            January 1,
                                                             2000 to
                                                          June 30, 2000                 For the period ended December 31,
                                                                             ------------------------------------------------------
                                                           (Unaudited)         1999       1998        1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period.....................   $   13.57        $  13.80   $   16.13   $  13.73   $  11.17   $   9.53
Income (loss) from investment operations:
  Net investment income..................................        0.13            0.46        0.62       0.48       0.38       0.41
  Net realized and unrealized gains (losses)
   on investments........................................        0.17           (0.25)      (2.32)      3.66       3.33       1.89
                                                            ---------        --------   ---------   --------   --------   --------
    Total income (loss) from investment operations.......        0.30            0.21       (1.70)      4.14       3.71       2.30
Less distributions from:
  Net investment income..................................       (0.17)          (0.44)      (0.60)     (0.48)     (0.38)     (0.41)
  Net realized gains on investments......................          --              --       (0.03)     (1.26)     (0.77)     (0.25)
                                                            ---------        --------   ---------   --------   --------   --------
    Total distributions..................................       (0.17)          (0.44)      (0.63)     (1.74)     (1.15)     (0.66)
                                                            ---------        --------   ---------   --------   --------   --------
Net asset value, end of period...........................   $   13.70        $  13.57   $   13.80   $  16.13   $  13.73   $  11.17
                                                            =========        ========   =========   ========   ========   ========

Total Return.............................................        2.12%/(1)/      1.67%     (10.78)%    30.60%     33.80%     24.39%

Ratios and Supplemental Data
  Net assets, end of period (in thousands)...............   $  70,189        $ 87,065   $ 174,314   $336,281   $ 66,582   $ 19,123
  Percentage of net expenses to average net assets.......        1.78%/(2)/      1.39%       1.24%      1.12%      1.45%      1.54%
  Percentage of net investment income to average
   net assets............................................        1.74%/(2)/      3.05%       3.77%      3.32%      3.23%      3.90%
  Portfolio turnover rate................................         145%             82%         64%        74%        73%       150%

/(1)/ Not annualized.
/(2)/ Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

20| Semi-Annual July 1, 2000

Financial Highlights
--------------------------------------------------------------------------------

VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                           January 1,
                                                            2000 to
                                                         June 30, 2000                  For the period ended December 31,
                                                                             -----------------------------------------------------
                                                          (Unaudited)           1999              1998         1997        1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period....................  $    36.50         $    29.29        $    33.87   $    31.65  $    27.95
Income (loss) from investment operations:
  Net investment income (loss)..........................       (0.09)             (0.21)/(1)/        0.08         0.17        0.06
  Net realized and unrealized gains (losses)
   on investments.......................................       (2.30)              7.52             (3.97)        7.09        5.78
                                                          ----------         ----------        ----------   ----------  ----------
    Total income (loss) from investment operations......       (2.39)              7.31             (3.89)        7.26        5.84
Less distributions from:
  Net investment income.................................        0.00                 --             (0.06)       (0.17)      (0.06)
  Net realized gains on investments.....................       (1.18)             (0.10)            (0.63)       (4.87)      (2.08)
                                                          ----------         ----------        ----------   ----------  ----------
    Total distributions.................................       (1.18)             (0.10)            (0.69)       (5.04)      (2.14)
                                                          ----------         ----------        ----------   ----------  ----------
Net asset value, end of period..........................  $    32.93         $    36.50        $    29.29   $    33.87  $    31.65
                                                          ==========         ==========        ==========   ==========  ==========

Total Return............................................       (6.70)%/(2)/       25.01%           (11.46)%      23.19%      20.99%

Ratios and Supplemental Data
  Net assets, end of period (in thousands)..............  $1,022,984         $1,195,067        $1,545,495   $2,126,715  $1,626,760
  Percentage of net expenses to average net assets......        1.34%/(3)/         1.34%             1.15%        1.12%       1.23%
  Percentage of net investment income (loss) to
   average net assets...................................        0.53%/(3)/        (0.70)%            0.22%        0.49%       0.22%
  Portfolio turnover rate...............................          59%                23%               36%          55%         31%

                                                           ----------
                                                              1995
---------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period.....................  $    22.72
Income (loss) from investment operations:
  Net investment income (loss)...........................        0.13
  Net realized and unrealized gains (losses)
   on investments........................................        6.63
                                                           ----------
    Total income (loss) from investment operations.......        6.76
Less distributions from:
  Net investment income..................................       (0.13)
  Net realized gains on investments......................       (1.40)
                                                           ----------
    Total distributions..................................       (1.53)
                                                           ----------
Net asset value, end of period...........................  $    27.95
                                                           ==========

Total Return.............................................       29.80%

Ratios and Supplemental Data
  Net assets, end of period (in thousands)...............  $1,190,926
  Percentage of net expenses to average net assets.......        1.29%
  Percentage of net investment income (loss) to
   average net assets....................................        0.61%
  Portfolio turnover rate................................          31%

/(1)/ Net investment loss per share is calculated using average shares outstanding.
/(2)/ Not annualized.
/(3)/ Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                Value Report |21

[PHOTO]
Thomas J. Conlin, CFA

[PHOTO]
Greg D. Winston, CFA


DEAR SHAREHOLDER
--------------------------------------------------------------------------------

In our last report, we were emerging from one of the worst years for bonds ever. While the year 2000 has not yet proven to be a bonanza for municipal bonds, it has certainly shown greater promise.

From January through June, prices on investment-grade bonds rallied, driven by a supply/demand imbalance in long Treasury bonds. This rally has not yet, however, carried over into the non-rated and lower-rated municipal bond markets that are the focus of our municipal investing.

Typically, the 30-year Treasury paves the way for other bonds, and there tends to be a lag between when Treasuries rally and when lower-rated debt rallies. The recent Treasury rally created a widening credit spread, which essentially means that there was a large gap between the yields paid by Treasuries and the yields paid by lower-rated debt. And this widening credit spread had a major impact on the performance of our Funds. We believe our performance will rebound, as the rally extends downward to reach the other sectors of the bond market.

So while our orientation toward high-yield and lower-rated bonds isn't helping the Funds in the short term, we maintain our conviction about the strength of this asset class over the full market cycle. These issues generally offer very attractive yields relative to investment-grade bonds. In fact, as of June 30, 2000, tax-exempt yields, as represented by the Bond Buyer 40 Index, slightly exceeded the yield of the 30-year taxable Treasury Bond--and that's before the impact of tax savings is factored in.

We believe this yield advantage will help the bonds we choose for our portfolios to outperform in a more stable market environment. And should these bonds rally, we think there is considerable room for price appreciation due to their current outrageously cheap prices.

The supply glut that plagued the municipal market in 1999 has greatly eased. New issuance is down by more than 25% for the year so far. The demand side of the equation is also beginning to turn around. Total municipal bond fund outflows, which were very heavy, are now stabilizing, and we're even beginning to see some movement back into municipal funds. The sharp volatility that has afflicted much of the stock market is yet another factor that could drive investors to consider attractively priced investment alternatives.

22| Semi-Annual July 1, 2000

This shift is not yet dramatic, but we're cautiously optimistic that as more investors get a clear picture of the potential investment value that municipal bonds offer, the rally in Treasuries will begin to carry over into the municipal market.

We believe the Federal Reserve is coming close to the end of its tightening activity, with a slowing of the economy creeping into view. The likely result is a more positive environment for municipal investing. For investors who may be considering either returning to high-yield municipals or investing in them for the first time, we would make these points:

 .  A great deal of price risk has already been taken out of the market.

 . High-yield municipals can pay attractive rates of income, even in unfavorable markets.

 . Municipals offer diversification that can help ease your portfolio's volatility, particularly during stock market turmoil.

We see many signs that long-depressed municipal bonds may be on the verge of a rally. At the very least, investors have the opportunity to purchase an investment that can pay an attractive yield and that offers the opportunity for future appreciation.

Sincerely,

/s/ Thomas J. Conlin     /s/ Greg D. Winston

Thomas J. Conlin, CFA       Greg D. Winston, CFA

      A Buying Opportunity in Municipal Bonds:
The Ratio Of The Bond Buyer 40 Index vs. The 30-Year Treasury

"12/90"    0.91
"12/91"    0.90
"12/92"    0.86
"12/93"    0.87
"12/94"    0.88
"12/95"    0.93
"12/96"    0.86
"12/97"    0.89
"12/98"    1.01
"12/99"    0.96
"6/00"     1.00


Source: Bloomberg

One of the reasons Heartland finds municipal funds so attractive is their compelling yields. The chart above shows the ratio of the Bond Buyer 40 Index paying a yield of 100% on the 30-year Treasury at 6/30/00. In our view, anything above 90% is extremely attractive and represents a buying opportunity.

                                                                Value Report |23

                              Heartland Taxable
                         Short Duration Municipal Fund

[PHOTO]
Thomas J. Conlin, CFA
Portfolio Co-Manager

[PHOTO]
Greg D. Winston, CFA
Portfolio Co-Manager

"The bargains in this sector may be even greater than those in the tax-free municipal sector, giving us ample opportunity to identify and capitalize on low-priced securities backed by great projects."

In the first half of the year 2000, the Heartland Taxable Short Duration Municipal Fund did well, posting a return of 3.36% compared with the 1.74% return of its benchmark, the Merrill Lynch High Yield, U.S. Corporate, Cash Pay, BB Rated, 1-3 Year Index. The second quarter was also strong with the Fund posting a 1.81% second-quarter return, versus the index's -0.85%.

The primary reason why this Fund had such strong year-to-date performance was the great inefficiency of the market for taxable municipal bonds. Many investors are unfamiliar with these bonds and their issuers, and have simply steered clear of the asset class. As a result, the bargains in this sector may be even greater than those in the tax-free municipal sector, giving us ample opportunity to identify and capitalize on low-priced securities backed by great projects.

Taxable municipals did not benefit, however, from the rally that buoyed the Treasury and investment-grade bond markets. This is not surprising, as there tends to be a lag between the rallies of Treasuries and lower-rated debt. As such, we are optimistic that the rally will extend to the other areas of the bond market such as lower- and non-rated debt, where the Fund is focused.

The Treasury rally, however, did create a widening credit spread, (a gap between the yields paid by Treasuries and the yields paid by lower-rated and non-rated debt). For the first half of this year, the widening of the spread between Treasury yields and those of non-rated and lower-rated debt hampered our performance, and had a greater effect than interest-rate movements or other factors. That said, over the first quarter, we reined in the Fund's duration somewhat, in accordance with interest rate trends and held to this stance over the second quarter.

While the current market affected our short-term performance, it has also presented us with a broad range of solid issues to purchase at what we believe are very compelling values. Overall, we have maintained the proportion of the Fund's net assets allocated to

24| Semi-Annual July 1, 2000

                     Taxable Short Duration Municipal Fund
                       Growth of $10,000 since inception
                           (inception date 12/29/98)

===========================================================
                                 Merrill Lynch High
                                 Yield, U.S. Corporate,    Heartland Customized
       Taxable Short Duration    Cash Pay, BB Rated           Short-Term
          Municipal Fund         1-3 Year Index               Bond Index
-------------------------------------------------------------------------------
"12/29"            10000.00              10000.00             10000.00
"12/98"            10115.00              10023.00             10000.00
"3/99"             10287.00              10070.00             10157.00
"6/99"             10424.00              10214.00             10340.00
"9/99"             10552.00              10348.00             10528.00
"12/99"            10672.00              10414.00             10665.00
"3/00"             10834.00              10319.00             10682.00
"6/00"             11030.00              10232.00             10869.00

taxable municipals at about 82%. This reflects new flows into the Fund as well as a greater supply of attractive opportunities. We continue to supplement this core position with appropriate selections among short-duration, high-yield corporate and convertible bonds. As with taxable municipals, these bonds are generally overlooked by Wall Street, allowing us to step in and select bonds that we think have solid fundamentals at attractive prices.

Looking forward, we don't anticipate making any significant changes to the way we manage this Fund. We are confident that the Treasury rally will begin to trickle down to bond sectors that are the focus of the Fund. And should the tumultuous stock market becomes less attractive, we believe more investors will be drawn to the compelling values and unique features that this Fund holds.


                              As of June 30, 2000
 -------------------------------------------------------------------------------

                                June SEC Yield
--------------------------------------------------------------------------------
Taxable Short Duration Municipal Fund..................................... 9.32%
--------------------------------------------------------------------------------

                         Average Annual Total Returns

                                                                                     One          Since Inception
                                                                                     Year            (12/29/98)
-----------------------------------------------------------------------------------------------------------------
Heartland Taxable Short Duration Municipal Fund                                      5.82%              6.74%
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield, U.S. Corporate, Cash Pay, BB Rated, 1-3 Year Index         0.17               1.53
-----------------------------------------------------------------------------------------------------------------
Heartland Customized Short-Term Bond Index                                           5.12               5.70
-----------------------------------------------------------------------------------------------------------------

Returns include reinvestment of dividends and capital gains distributions.

                      Portfolio Highlights and Statistics

Number of holdings................................................            63
Net assets........................................................     31.1 mil.
NAV...............................................................        $ 9.64
Average credit quality............................................            BB
Weighted average duration.........................................     2.13 yrs.
Weighted average effective maturity...............................     4.54 yrs.

               Credit Quality Distribution/1/ -- % of Portfolio

                                                Rated      Not Rated    Total
--------------------------------------------------------------------------------
AAA...........................................   1.06%        7.58%       8.64%
AA............................................   0.00         1.17        1.17
A.............................................  12.89         0.60       13.49
BBB...........................................   8.37         9.21       17.58
BB............................................  16.90        28.67       45.57
B.............................................   2.49         4.66        7.15
CCC...........................................   5.77         0.63        6.40
                                                -----        -----      ------
Total                                           47.48%       52.52%     100.00%

                        Top Holdings -- % of Net Assets

Health Insurance Plan of Greater NY
11.25% 7/1/10 (Callable 7/1/00)........................................................    5.78%
Sholodge, Inc. Convertible
7.50% 5/1/04...........................................................................    5.12
Louisiana Health Education Authority
5.625% 1/1/28..........................................................................    4.71
Lakeland, FL Retirement Community (Carpenter's Home Estates)
11.00% 1/1/05..........................................................................    4.49
Illinois Health Facility Authority (Bohemian Home-Tabor Hills Health Care)
5.25% 11/15/28 (Callable 11/15/00).....................................................    4.36
                                                                                          -----
Total                                                                                     24.46%

Past performance is no guarantee of future results.

The Fund invests primarily in medium- and lower-quality securities which have higher yield potential but present greater investment and credit risk than high-quality securities. These risks may result in greater share price volatility.

Yield shown is annualized for the 30 days ended 6/30/00. Advisor voluntarily waives a portion of the Fund's expenses, but reserves the right to change the level of the waiver. Without such waivers, the Fund's yield would of been 8.97% and total returns would have been lower.

/1/ Rated securities are categorized based on ratings received from various nationally recognized statistical rating organizations and non-rated securities are categorized based on the Advisors determination that they are of comparable credit quality. Securities rated BB or lower are considered non-investment grade or "junk" bonds and present a greater risk of default.

Portfolio holdings are subject to change without notice.

                                                               Value Report | 25

              Heartland Short Duration High-Yield Municipal Fund


[PHOTO]
Thomas J. Conlin, CFA
Portfolio Co-Manager

[PHOTO]
Greg D. Winston, CFA
Portfolio Co-Manager

"We think there are compelling values in the short duration high-yield muni market--solid issues with attractive yields that are being ignored right now."

For the first half of 2000, the Short Duration High-Yield Municipal Fund returned -0.15%, compared with a 2.82% return by the Lehman Brothers Non-Investment Grade 1-3 Year Municipal Bond Index.

The only significant change we made to the Fund's investment stance was to shorten its duration somewhat toward the end of the first quarter. Our adjustment of the Fund's interest-rate sensitivity, however, was not the main factor that drove performance. The dramatic widening of the credit spread in the market impacted our performance greatly. A widening credit spread is essentially a gap between the yields paid by Treasuries and the yields paid by lower-rated debt. Because of the recent Treasury rally and decline in Treasury yields, the gap widened between the yields paid by Treasury bonds and those paid by lower-rated and non-rated securities -- including the short duration, high-yield municipals that are the focus of this Fund.

While the Treasuries rallied in the face of heightened demand (largely the result of the government's announcement of plans to buy back Treasury debt), lower-grade debt was generally overlooked. As a result, we think there are compelling values in the short duration high-yield muni market--solid issues with attractive yields that are being ignored right now.

The strong economy has prompted the Federal Reserve to continue to raise the Fed Funds target rate. And while some signs of economic slowing are emerging, our focus on bonds backed by projects that provide essential services--such as multi-family housing and health care facilities--should help to cushion against downside risk.

It is worth noting that while health care is certainly an essential service, municipal bonds related to this area have encountered a difficult environment over the past year or so. Bonds in the health care area have not done as well as bonds in other areas based on concerns about inadequate reimbursements for care from Medicare and state-based insurers. This situation appears to be turning around, however, as Medicare reimbursement rates are set to increase later this year.

26 | Semi-Annual: July 1, 2000

  Short Duration High-Yield Municipal Fund Growth of $10,000 since inception
                            (inception date 1/2/97)

                                    [CHART]

                 Short Duration        Lehman Municipal
                   High-Yield        1-3 Yr Non-Investment
                 Municipal Fund           Grade Index
 "1/97"            10,000.00               10,000.00
                   10,138.00               10,160.00
 "6/97"            10,349.00               10,341.00
                   10,554.00               10,560.00
"12/97"            10,744.00               10,709.00
                   10,832.00               10,854.00
 "6/98"            10,995.00               10,998.00
                   11,038.00               11,140.00
"12/98"            11,136.00               11,290.00
                   11,302.00               11,434.00
 "6/99"            11,322.00               11,523.00
                   11,406.00               11,623.00
"12/99"            11,294.00               11,703.00
                   11,195.00               11,869.00
 "6/00"            11,277.00               12,034.00

There's also a powerful demographic trend that leads us to be even more optimistic about the health care sector: the Aging of America, particularly the Baby Boom generation. Every day, more Americans come closer to needing long-term care facilities, and it will be in the government's interest to maintain Medicare payment scales that will allow care providers to operate profitably. We fully anticipate that this theme will continue to play a meaningful role in the portfolio.

Overall, bonds in the short duration high-yield municipal market have paid healthy yields, and offer the potential for price appreciation if more investors are drawn to this sector of the market. Our heavy concentration in high-yield municipal bonds hasn't been beneficial to the Fund's short-term performance, but we are confident that over the course of the entire market cycle, the Fund will prove to be a solid holding in an investor's portfolio.

                              As of June 30, 2000
--------------------------------------------------------------------------------
                                June SEC Yield
--------------------------------------------------------------------------------
Heartland Short Duration High-Yield Municipal Fund.................   6.29%
--------------------------------------------------------------------------------
Equivalent taxable yield at a 39.6% federal rate...................  10.41%
--------------------------------------------------------------------------------

                         Average Annual Total Returns

                                                                 One          Three     Since Inception
                                                                 Year         Year          (1/2/97)
---------------------------------------------------------------------------------------------------------
Heartland Short Duration High-Yield Municipal Fund               -0.40%       2.90%          3.50%
---------------------------------------------------------------------------------------------------------
Lehman Municipal 1-3 Year Non-Investment Grade Bond Index         4.43        5.18           5.45
---------------------------------------------------------------------------------------------------------
Lipper High Yield Municipal Debt Funds Index                     -1.73        3.20           3.70
---------------------------------------------------------------------------------------------------------

Returns include reinvestment of dividends and capital gains distributions.

                      Portfolio Highlights and Statistics

Number of holdings..............................................           60
Net assets......................................................  $100.6 mil.
NAV.............................................................        $9.27
Average credit quality..........................................           BB
Weighted average duration.......................................    2.77 yrs.
Weighted average effective maturity.............................    7.97 yrs.
YTD % of income subject to AMT..................................        8.58%

               Credit Quality Distribution/1/ -- % of Portfolio

                                                 Rated     Not Rated   Total
------------------------------------------------------------------------------
BBB............................................   4.38%     21.40%     25.78%
BB.............................................   0.00      54.60      54.60
B..............................................  12.48       4.70      17.18
CCC............................................   0.93       1.51       2.44
                                                 -----      -----     ------
Total                                            17.79%     82.21%    100.00%

                        Top Holdings -- % of Net Assets

Tarrant County, TX Health Fac. Dev. Corp. (West. Retirement Comm.)
  8.25% 8/1/28 (Callable 8/1/02).............................................   6.25%
Allegheny County, PA Industrial Dev. Auth. (Lanchester Energy Partners)
  6.8% 1/1/05................................................................   6.11
Jefferson County, TX Health Fac. Dev. Corp. (Baptist Healthcare System)
  8.875% 6/1/21 (Callable 6/1/00)............................................   5.29
Tulsa County, OK Industrial Auth. (Tulsa-Amer. Hsg. Fdtn. Apts.)
  8.25% 3/1/20 (Callable 3/1/02).............................................   5.23
CT State Dev. Authority (Alzheimers Res. Center)
  7.125% 8/15/14 (Callable 8/15/04)..........................................   4.59
                                                                               -----
Total                                                                          27.47%

Past performance is no guarantee of future results.

The Fund invests primarily in medium- and lower-quality securities, which have higher yield potential, but present greater investment, credit, and liquidity risk and may be subject to greater share price and yield volatility than higher-quality securities. From time-to-time, the Fund may hold securities that are in default or other securities with respect to which the payment of interest and principal is delayed or may not be made.

Yield shown is annualized for the 30 days ended 6/30/00. Advisor voluntarily waives a portion of the Fund's expenses, but reserves the right to change the level of the waiver. Without such waivers, the Fund's yield would have been 6.09%, and the 39.6% equivalent yield would have been 10.8% and total returns would have been lower.

/1/ Rated securities are categorized based on ratings received from various nationally recognized statistical rating organizations and not rated securities are categorized based on the Advisors determination that they are of comparable credit quality. Securities rated BB or lower are considered non-investment grade or "junk" bonds and present a greater risk of default.

Portfolio holdings are subject to change without notice.

                                                               Value Report | 27

                             Heartland High-Yield
                              Municipal Bond Fund

[PHOTO OF THOMAS J. CONLIN, CFA]
Portfolio Co- Manager

[PHOTO OF GREG D. WINSTON, CFA]

Portfolio Co-Manager

"Reductions in Medicare reimbursements were one factor driving health-care related bonds down, and those concerns are beginning to ease.

Reimbursement rates are set for increases in July and October."

For the first half of the year 2000, the High-Yield Municipal Bond Fund returned -0.62%, compared with the Lehman Brothers Municipal Non-Investment Grade Bond Index's return of 2.29%.

Treasury bonds, and to a lesser degree, other investment-grade issues, enjoyed a significant rally so far this year. This was certainly a welcome change from 1999, but so far it has had little impact on high-yield municipals. Typically, the 30-year Treasury paves the way for other bond sectors, and there tends to be a lag between the rallies of Treasuries and those of lower-rated or non-rated debt. While we anticipate the bond rally will benefit high-yield municipal bonds in the future, it was the widening credit spread created by the recent Treasury rally that proved to be the greatest driver of the Fund's performance over the six-month period. A widening credit spread is essentially a gap between the yields paid by Treasuries and those paid by lower-quality issues. While this factor is dampening our performance in the short-term, we believe the credit spread will become less of an issue as the rally extends out to other areas of the bond market.

We are continuing our focus on bonds backed by projects that supply essential services, as these projects are in the best position to withstand a variety of economic conditions. Another theme we emphasize in the portfolio remains the aging of America. Although the health-care related bonds that are part of this theme have not performed as well as other bonds over the past year, we are inclined to believe that these bonds are poised for improvement.

Reductions in Medicare reimbursements were one factor driving health-care related bonds down, and those concerns are beginning to ease. Reimbursement rates are set for increases in July and October. Demographics--in the form of the vast, aging Baby Boomer generation--are in favor of this sector. Simply put, we feel demand for long-term health care providers is going to increase. It is certainly in the government's long-term interest to maintain the reasonable reimbursement levels necessary to keep care providers in business. In the end, more rational reimbursements should allow carefully researched bonds from solid issuers to recover lost ground.

28 | Semi-Annual: July 1, 2000

                        High-Yield Municipal Bond Fund
                       Growth of $10,000 since inception
                            (inception date 1/2/97)

                                    [CHART]

         High Yield   Lehman Municipal
         Municipal     Non-Investment
         Bond Fund      Grade Index
"1/97"    10000.00        10000.00
          10167.00        10083.00
"6/97"    10482.00        10373.00
          10778.00        10737.00
"12/97"   11167.00        11094.00
          11304.00        11335.00
"6/98     11564.00        11568.00
          11774.00        11735.00
"12/98"   11911.00        11783.00
          12125.00        11950.00
"6/99"    12055.00        11933.00
          12019.00        11890.00
"12/99"   11619.00        11571.00
          11589.00        11734.00
"6/00"    11547.00        11836.00

The Fund has a high concentration of high-yield municipal debt, and this focus on high-yield municipals hasn't been beneficial to the Fund's short-term performance. However, we have a strong sense of conviction about what we think are fundamentally sound, attractively priced issues that exist in the high-yield municipal market. Over the long term, the significant yield advantage that high-yield municipals generally offer helps to support the Fund's total return, even in difficult periods such as the one we have been facing. And should the market come to recognize the value in this sector, there is an opportunity for considerable price appreciation. In essence, as we anticipate the recent Treasury rally extending to the areas of the bond market that comprise the focus of this Fund, we remain optimistic for the remainder of the year ahead.

                              As of June 30, 2000
================================================================================
                                June SEC Yield
--------------------------------------------------------------------------------

High-Yield Municipal Bond Fund...............................    6.49%
--------------------------------------------------------------------------------
Equivalent taxable yield at a 39.6% federal rate.............   10.75%
--------------------------------------------------------------------------------

                         Average Annual Total Returns
                                             One      Three    Since Inception
                                             Year     Year        (1/2/97)
--------------------------------------------------------------------------------
Heartland High-Yield Municipal Bond Fund     -4.21%    3.28%     4.21%
--------------------------------------------------------------------------------
Lehman Municipal Non-Investment Grade Bond
 Index                                       -0.81     4.51      4.95
--------------------------------------------------------------------------------
Lipper High Yield Municipal Debt Funds Index -1.73     3.20      3.70
--------------------------------------------------------------------------------
Returns include reinvestment of dividends and capital gains distributions.

                      Portfolio Highlights and Statistics
Number of holdings ..........................................          54
Net assets...................................................   $70.8 mil.
NAV..........................................................    $   9.15
Average credit quality.......................................          BB
Weighted average duration....................................    7.85 yrs.
Weighted average effective maturity..........................   20.18 yrs.
YTD % of income subject to AMT...............................       7.81%

               Credit Quality Distribution/1/ -- % of Portfolio

                             Rated    Not Rated    Total
---------------------------------------------------------
BBB.......................  0.00%        8.15%      8.15%
BB........................  0.00        58.10      58.10
B.........................  2.15        22.73      24.88
CCC.......................  1.11         7.76       8.87
                            ----        -----     ------
Total                       3.26%       96.74%    100.00%

                        Top Holdings -- % of Net Assets

Worth, IL Nursing Home (Belhaven Convalescent Center)
  7.25%  12/15/27  (Callable 12/15/02)................................  4.82%
Tarrant County, TX Health Fac. Dev. Corp. (West. RetirementComm.)
  8.00%  8/1/25  (Callable 8/1/02)....................................  4.71
Tulsa County, OK Industrial Authority (Tulsa-Amer. Hsg. Fdtn.Apts.)
  7.25%  3/1/29  (Callable 3/1/02)....................................  4.33
Tulsa County, OK Industrial Authority (1st Mtg. Multifam. Hous.)
  7.5%   12/1/27  (Callable 12/1/05)..................................  3.80
Sumter County, FL Industrial Dev. Authority (Wecare Nursing Center)
  6.75%   4/1/29  (Callable 4/1/09)...................................  3.76
                                                                       -----
Total                                                                  21.42%

Past performance is no guarantee of future results.

The Fund invests primarily in medium- and lower-quality securities, which have higher yield potential, but present greater investment, credit, and liquidity risk and may be subject to greater share price and yield volatility than higher-quality securities. From time-to-time, the Fund may hold securities that are in default or other securities with respect to which the payment of interest and principal is delayed or may not be made.

Yield shown is annualized for the 30 days ended 6/30/00. Advisor voluntarily waives a portion of the Fund's expenses, but reserves the right to change the level of waiver. Without such waivers, the fund's yield would have been 6.27% and the 39.6% equivalent yield would have been 10.38% and total returns would have been lower.

/1/ Rated securities are categorized based on ratings received from various nationally recognized statistical rating organizations and not rated securities are categorized based on the Advisors determination that they are of comparable credit quality. Securities rated BB or lower are considered non-investment grade or "junk" bonds and present a greater risk of default.

Portfolio holdings are subject to change without notice.
================================================================================

                                                               Value Report | 29

                                    [LOGO]

                       Heartland Wisconsin Tax Free Fund


[PHOTO OF Thomas J. Conlin, CFA]
Portfolio Co-Manager

[PHOTO OF Greg D. Winston, CFA]
Portfolio Co-Manager

"We continue to believe that this portfolio represents outstanding value with attractive price appreciation potential. And it's worth remembering the power that this Fund's double-tax-free status offers to investors."

For the first half of the year 2000, the Heartland Wisconsin Tax Free Fund has posted a return of 2.83%, relative to 6.03% for the Lehman 20-Year Municipal Bond Index. The Fund's performance took a significant upturn in May and especially June, after generally lagging in the beginning of the period.

The rally that boosted the Treasury markets in the first half of 2000 had less impact on other bond sectors, including municipals. While investment-grade municipal issues did benefit, that effect did not impact the non-rated issues that make up more than half of this Fund's portfolio. This is not unusual, as non-rated issues usually trail in bond rallies--and for that matter, so do municipals. We are, therefore, optimistic for our future performance, as we anticipate the rally extending downward to reach the other sectors of the bond market where this Fund is focused.

In this environment, we have not significantly altered our approach to running the portfolio. We have scaled the Fund's duration back to a more neutral stance, but the portfolio's interest-rate sensitivity has not been the major factor driving its returns. Rather, the widening credit spread created by the Treasury rally had the biggest impact on our results. A widening credit spread is essentially a gap between the yields paid by Treasuries and the yields paid by lower-rated and non-rated debt. We expect this credit spread to narrow and become less of an issue as the bond rally extends to the lower-rated bonds.

While our heavy component of non-rated issues is not boosting performance in the short-term, we intend to continue focusing on these bonds. From a long-term perspective, we believe these bonds offer very attractive yields with bargain-level valuations. In addition, because we are the largest Wisconsin tax-free fund, we often get the first look at new issues coming to market. This gives us the opportunity to sort through new issuance to select those that have the best fundamentals, and take a pass on those that don't measure up.

30| Semi-Annual July 1, 2000

                           Wisconsin Tax Free Fund
                      Growth of $10,000 since inception
                            (inception date 4/3/92)



               Wisconsin         Lehman 20 Year
             Tax Free Fund    Municipal Bond Index
"4/92"         10000.00             10000.00
               10546.00             10901.00
"12/93"        11686.00             12468.00
               10927.00             11553.00
"12/95"        12868.00             13971.00
               13559.00             14591.00
"12/97"        14436.00             16175.00
               15217.00             17279.00
"12/99"        14720.00             16468.00
"6/00"         15136.00             17463.00

Newly issued Wisconsin bonds have been sparse in recent months, thus we have been turning to debt from the Virgin Islands, Puerto Rico, and Guam to help fill out the portfolio. This is not a strategic move away from Wisconsin debt; it simply reflects the current supply situation.

We continue to believe that this portfolio represents outstanding value with attractive price appreciation potential. And it's worth remembering the power that this Fund's double-tax-free status offers to investors. The impact of this benefit is, of course, magnified for investors in higher tax brackets. But with the current low valuations across the municipal market, an even greater percentage of investors may find the tax-free income this Fund offers to be a compelling bargain.


                             As of June 30, 2000
--------------------------------------------------------------------------------

                                June SEC Yield/1/
--------------------------------------------------------------------------------
Heartland Wisconsin Tax Free Fund........................................  5.36%
--------------------------------------------------------------------------------
Equivalent taxable yield at a 39.6% federal rate/2/......................  9.82%
--------------------------------------------------------------------------------


                         Average Annual Total Returns

                                          One     Three   Five   Since Inception
                                          Year    Year    Year      (4/3/92)
--------------------------------------------------------------------------------
Wisconsin Tax Free Fund                  -0.65%   3.10%   4.80%       5.16%
--------------------------------------------------------------------------------
Lehman 20-Year Municipal Bond Index       2.22    4.93    6.32        7.00
--------------------------------------------------------------------------------
Returns include reinvestment of dividends and capital gains distributions.


                      Portfolio Highlights and Statistics

Number of holdings.................................................         167
Net assets.........................................................  $126.7 mil.
NAV................................................................      $ 9.65
Average credit quality.............................................           A
Weighted average duration..........................................    7.07 yrs.
Weighted average effective maturity................................   14.27 yrs.
YTD % of income subject to AMT.....................................       21.76%


                Credit Quality Distribution3 -- % of Portfolio

                                                Rated       Not Rated     Total
--------------------------------------------------------------------------------
AAA...........................................  25.99%        3.69%       29.68%
AA............................................   0.00         5.29         5.29
A.............................................   8.92         7.96        16.88
BBB...........................................  11.80        30.46        42.26
BB............................................   0.00         3.51         3.51
B.............................................   0.00         2.38         2.38
                                                -----        -----       ------
Total                                           46.71%       53.29%      100.00%

                        Top Holdings -- % of Net Assets

Mil., WI Redevelopment Auth. - WI Ave.
  5.5%  9/1/12........................................................  8.73%
Virgin Islands Public Finance Auth.
  5.40%  10/1/12......................................................  3.76
Guam Power Auth.
  5.125%  10/1/29.....................................................  3.63
Mil., WI Redevelopment Auth.
  5.5%  1/1/17........................................................  2.53
Virgin Islands Public Finance Auth.
  5.50%  10/1/13......................................................  2.44
                                                                       -----
Total                                                                  21.09%


Past performance is no guarantee of future results.

/1/ SEC annualized yield for the 30 days ended 6/30/00.

/2/ Based on the Wisconsin tax rate and the maximum effective federal rate, adjusted to reflect the deductibility of state taxes.

/3/ Rated securities are categorized based on ratings received from various nationally recognized statistical rating organizations and not rated securities are categorized based on the Advisors determination that they are of comparable credit quality. Securities rated BB or lower are considered non-investment grade or "junk" bonds and present a Value Report greater risk 31 of default.

Portfolio holdings are subject to change without notice.

================================================================================

                                                               Value Report  |31

                              FIXED INCOME FUNDS
                             Financial Statements

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

TAXABLE SHORT DURATION MUNICIPAL FUND
--------------------------------------------------------------------------------

  Par Amount        Long-Term Investments - 86.53%                                           Coupon       Maturity         Value
------------------------------------------------------------------------------------------------------------------------------------
                 TAXABLE MUNICIPAL BONDS - 76.67%
                 ALABAMA - 1.04%
$     150,000         Mobile Alabama Industrial Development Board
                        Mobile Energy Services (Callable 01/01/2005) (d)...................   6.950%     01/01/2020    $     66,000
      280,000         Russellville, Alabama Industrial Development Board -
                        Spiral Industry, Incorporated......................................  10.000      02/01/2006         256,900
                                                                                                                       ------------
                                                                                                                            322,900
                 ARIZONA - 3.27%
    1,035,000         Maricopa County Arizona Individual Development Authority
                        Arizona Charter Schools............................................   9.000      07/01/2008       1,016,888

                 CALIFORNIA - 6.11%
      250,000         Desert Hot Springs, California Public Finance Authority -
                        Heritage Hospital (Callable 08/01/2002)............................  10.000      08/01/2017         200,000
      400,000         Long Beach California Individual Development
                        California State University Foundation.............................   6.750      02/01/2010         359,000
      595,000         San Jose, California Multifamily Housing -
                        Helzer Courts......................................................   7.125      12/01/2004         572,688
      800,000         San Mateo, California Redevelopment Agency -
                        (Callable 08/01/2000) (b)..........................................   7.125      08/01/2008         769,000
                                                                                                                       ------------
                                                                                                                          1,900,688

                 CONNECTICUT - 0.11%
       35,000         Connecticut Health & Education Facilities Authority -
                        New Opportunities for Waterbury....................................   9.500      07/01/2003          33,688

                 FLORIDA - 7.92%
      600,000         Florida Housing Finance Corporation -
                        Spring Harbor Apartments...........................................   7.000      08/01/2009         570,750
    1,465,000         Lakeland, Florida Retirement Community -
                        Carpenter's Home Estates...........................................  11.000      01/01/2005       1,399,075
       60,000         Mexico Beach, Florida Public Service Facilities -
                        Heritage House of Seminole (Callable 12/01/2003)...................   9.400      12/01/2006          48,000
      470,000         Sumter County, Florida Industrial Development Authority -
                        Wecare Nursing Center..............................................  10.000      04/01/2004         447,088
                                                                                                                       ------------
                                                                                                                          2,464,913

                 GEORGIA - 2.45%
      600,000         Conyers, Georgia Housing Authority -
                        RHA Housing Project................................................   8.100      10/01/2039         582,750
      180,000         Dekalb, Georgia Residential Care Facilities -
                        King's Bridge Retirement Corporation...............................  10.000      07/01/2001         180,459
                                                                                                                       ------------
                                                                                                                            763,209
                 ILLINOIS - 7.17%
      920,000         Granite City Illinois Hospital Facility
                        Saint Elizabeth Medical Center (Callable 07/01/2000)...............   8.125      06/01/2008         877,450
    1,500,000         Illinois Health Facilities Authority
                        Bohemian Home - Tabor Hills Health Care (Callable 11/15/2003)......   5.250      11/15/2028       1,355,625
                                                                                                                       ------------
                                                                                                                          2,233,075

32|  Semi-Annual July 1, 2000

Schedule of Investments                                                                                    June 30, 2000 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
TAXABLE SHORT DURATION MUNICIPAL FUND [CONT'D]
------------------------------------------------------------------------------------------------------------------------------------
        Par Amount        Long-Term Investments - 86.53% (cont'd)              Coupon       Maturity                Value
------------------------------------------------------------------------------------------------------------------------------------
                   TAXABLE MUNICIPAL BONDS - 76.67% (cont'd)
                   INDIANA - 2.95%
$   2,810,000         Michigan City, Indiana Economic Development Revenue -
                        Building Materials Manufacturing Corporation........... 0.000%     02/01/2011           $   916,763

                    KANSAS - 0.96%
      330,000         Wyandotte, Kansas Unified Government Multifamily -
                        Brookstone Apartments (Callable 05/01/2008)............ 8.000      11/01/2009               298,238

                    LOUISIANA - 4.71%
    1,575,000         Louisiana Health Education Authority
                        Lambeth House (Callable 01/01/2007).................... 5.625      01/01/2028             1,464,750

                    MASSACHUSETTS - 2.45%
      560,000         Massachusetts Industrial Finance Agency -
                        SEMASS Project (Callable 07/01/2001)...................11.250      07/01/2003               564,900
      210,000         Massachusetts Development Finance Agency -
                        Eastern Nazarene College............................... 8.000      04/01/2011               196,875
                                                                                                                -----------
                                                                                                                    761,775
                    MINNESOTA - 3.23%
      300,000         Eden Prairie Minnesota Multifamily Housing
                        Lincoln Parc Project (c)............................... 9.250      07/20/2005               304,875
      250,000         Minneapolis, Minnesota Revenue -
                        Benchmark Healthcare of Minneapolis.................... 9.000      12/01/2006               231,563
      480,000         Minneapolis, Minnesota Multifamily Housing -
                        Grant Street Commons Apartments (Callable
                        11/01/2009)............................................ 9.500      05/01/2011               469,200
                                                                                                                -----------
                                                                                                                  1,005,638
                    MISSISSIPPI - 3.85%
    1,300,000         Mississippi Development Bank Special Obligation
                        Diamond Lakes Utilities and Imports District
                        (Callable 12/01/2007).................................. 9.100      12/01/2017             1,197,625

                    NEVADA - 1.27%
      400,000         Director of the State of Nevada Department of
                      Business & Industry IDR
                        Wheeling-Pittsburgh Steel Corporation..................10.500      09/01/2002               394,000

                    NEW JERSEY - 1.73%
      440,000         New Jersey Economic Development Authority -
                        Sayreville Senior Living Centre........................ 9.250      04/01/2003               422,400
      120,000         New Jersey Economic Development Authority -
                        Kapkowski Road Landfill Reclamation.................... 9.500      04/01/2004               116,100
                                                                                                                -----------
                                                                                                                    538,500

                    NEW YORK - 8.81%
    2,000,000         Health Insurance Plan of Greater New York -
                        (Callable 07/01/2000)..................................11.250      07/01/2010             1,800,000
       60,000         Monroe County, New York Industrial Development
                      Agency -
                        DePaul Community Facility, Incorporated................ 8.500      08/01/2002                57,675
      190,000         Monroe County, New York Industrial Development
                      Agency -
                        DePaul Community Facility, Incorporated................ 9.000      02/01/2003               184,538
      180,000         Monroe County, New York Industrial Development
                      Agency -
                        DePaul Properties...................................... 9.750      09/01/2003               176,175
       40,000         Monroe County, New York Industrial Development
                      Agency -
                        Empire Sports Centre................................... 9.500      03/01/2005                40,600
      220,000         New York City Industrial Development Agency -
                        A Very Special Place, Incorporated..................... 9.250      01/01/2004               212,025
      180,000         Riverhead, New York Multifamily Housing Corporation -
                        Doctors Path Apartments................................ 8.500      08/01/2002               173,250
      100,000         Suffolk County, New York Industrial Development
                      Agency -
                        Spellman High Voltage Electronics Corporation.......... 9.000      12/01/2002                97,625
                                                                                                                -----------
                                                                                                                  2,741,888
                    NORTH CAROLINA - 0.48%
      175,000         Fletcher, North Carolina First Mortgage Housing
                      Revenue -
                        Avery's View Retirement Facilities (a)................. 9.500      03/01/2008               148,750

                                                               Value Report | 33

Schedule of Investments                                                                                    June 30, 2000 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
TAXABLE SHORT DURATION MUNICIPAL FUND [CONT'D]
------------------------------------------------------------------------------------------------------------------------------------
  Par Amount               Long-Term Investments - 86.53% (cont'd)            Coupon       Maturity                Value
------------------------------------------------------------------------------------------------------------------------------------
                    TAXABLE MUNICIPAL BONDS - 76.67% (cont'd)
                    OHIO - 0.41%
$    131,200          Kent Ohio Multifamily Housing
                        Silver Meadows Apartments............................  7.125%     06/01/2003            $   128,904

                    OKLAHOMA - 0.67%
     205,000          Oklahoma Housing Finance Agency
                        Single Family Mortgage (Callable 09/01/2004).........  8.700      09/01/2013                208,844

                    PENNSYLVANIA - 4.43%
     365,000          Cumberland County, Pennsylvania Industrial
                      Development
                        Authority - The Woods at Cedar Run...................  8.500      11/01/2002                352,681
   1,000,000          Doylestown Pennsylvania Hospital Authority
                        Pine Run Retirement Community........................  8.375      07/01/2008                958,750
      70,000          Philadelphia, Pennsylvania Hospitals & Higher
                      Education
                        Facilities - North Philadelphia Health System........ 10.000      07/01/2003                 67,550
                                                                                                                -----------
                                                                                                                  1,378,981
                    TEXAS - 11.15%
   1,000,000          Decatur Texas Hospital Authority
                        Decatur Community Hospital...........................  7.750      09/01/2009                933,750
     985,000          Jefferson County Texas Health Facilities
                      Development
                        Baptist Healthcare System (Callable 07/01/2000)......  8.875      06/01/2021                986,576
   1,290,000          Reeves County, Texas Certificates of
                      Participation -
                        Law Enforcement Center (Callable 06/01/2006) (b).....  7.250      06/01/2011              1,212,600
      25,000          Tarrant County, Texas Health Facilities
                      Development Corporation -
                        Westchester Retirement Communities (Callable
                        08/01/2002)..........................................  8.750      08/01/2003                 23,875
     195,000          Tarrant County, Texas Health Facilities
                      Development Corporation -
                        St. Joseph Long Term Care Facility (Callable
                        05/01/2000) (d)...................................... 10.000      05/01/2004                146,250
      25,000          Tarrant County, Texas Health Facilities
                      Development Corporation -
                        Westchester Retirement Communities (Callable
                        08/01/2002)..........................................  9.000      08/01/2004                 23,688
     120,000          Tarrant County, Texas Health Facilities
                      Development Corporation -
                        Heritage Valley Gardens (Callable 03/01/2004)........ 10.250      03/01/2012                 96,000
      60,000          Tarrant County, Texas Health Facilities
                      Development Corporation -
                        Heritage Eastwood Gardens (Callable 12/01/2003)...... 10.000      12/01/2013                 48,000
                                                                                                                -----------
                                                                                                                  3,470,739
                    UTAH - 0.24%
      80,000          Davis County, Utah Housing Authority -
                        Country Crossing..................................... 10.000      02/01/2006                 75,600

                    VIRGINIA - 0.69%
     170,000          Alleghany-Highlands Economic Development Authority..... 10.500      09/15/2004                168,088
      50,000          Brunswick County, Virginia Industrial Development
                      Authority -
                        Extraction Technologies of Virginia (Callable
                        07/01/2000).......................................... 10.000      07/01/2005                 47,250
                                                                                                                -----------
                                                                                                                    215,338
                    WISCONSIN - 0.57%
     185,000          Wisconsin Health & Education Facilities Authority -
                        Benchmark Healthcare of Wisconsin....................  8.250      12/01/2003                176,906
                                                                                                                -----------
                      TOTAL TAXABLE MUNICIPAL BONDS (Cost $24,270,228).......                                    23,858,600


                    CORPORATE BONDS - 4.74%
     255,000          Carillon, Incorporated.................................  9.250      07/01/2002                250,538
     530,000          RHA Assisted Living of Buckhead, Incorporated.......... 10.875      07/01/2009                508,800
     717,000          Stone Container Corporation (Callable 01/01/2000)...... 10.750      04/01/2002                715,208
                                                                                                                -----------
                      TOTAL CORPORATE BONDS (Cost $1,502,505)................                                     1,474,546


                    CONVERTIBLE BOND - 5.12%
   2,611,000          Sholodge, Incorporated.................................  7.500      05/01/2004              1,592,710
                                                                                                                -----------
                      TOTAL CONVERTIBLE BOND (Cost $1,703,008)...............                                     1,592,710
                                                                                                                -----------
                      TOTAL LONG-TERM INVESTMENTS (Cost $27,475,741).........                                   $26,925,856

34 | Semi Annual: July 1, 2000

Schedule of Investments                                                                                    June 30, 2000 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
TAXABLE SHORT DURATION MUNICIPAL FUND (CONT'D)
------------------------------------------------------------------------------------------------------------------------------------
      PAR
     AMOUNT                   SHORT-TERM INVESTMENTS - 12.98%                 COUPON        MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     TAXABLE MUNICIPAL BONDS - 5.90%
                     MARYLAND - 0.72%
$     225,000           Maryland Economic Development Corporation -
                          Collegiate Housing Foundation - Salisbury Project...  8.750%     06/01/2001          $     223,202

                     MASSACHUSETTS - 0.19%
       60,000           Massachusetts Development Finance Agency -
                          MCHSP Human Service Providers.......................  9.750      07/01/2000                 60,000

                     NEW YORK - 0.67%
      210,000           Westchester County, New York Industrial
                        Development Agency -
                          The Children's Village..............................  9.000      03/15/2001                208,643

                     VIRGINIA - 0.31%
       95,000           Greensville County, Virginia Industrial
                        Development Authority -
                          Wheeling-Pittsburgh Steel Corporation...............  9.500      04/01/2001                 94,801

                     VIRGIN ISLANDS - 4.01%
    1,250,000           Virgin Islands Public Finance Authority
                          Virgin Islands Matching Fund Loan...................  6.830      10/01/2000              1,247,196
                                                                                                               -------------
                        TOTAL TAXABLE MUNICIPAL BONDS (Cost $1,835,799).......                                     1,833,842
                                                                                                               -------------
                     VARIABLE RATE DEMAND NOTE - 7.08%
    2,203,000           Firstar Bank..........................................                                     2,203,000
                                                                                                               -------------
                        TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,203,000).....                                     2,203,000
                                                                                                               -------------
                        TOTAL SHORT-TERM INVESTMENTS (Cost $4,038,799)........                                     4,036,842
                                                                                                               -------------
                        TOTAL INVESTMENTS (Cost $31,514,540)..................  99.47%                         $  30,962,698
                        Cash and receivables, less liabilities................   0.53                                164,300
                                                                               ------                          -------------
                        TOTAL NET ASSETS...................................... 100.00%                         $  31,126,998
                                                                                                               =============

(a) Coupon payment periodically increases over the life of the security. Rate stated is in effect on June 30, 2000.
(b) All or a portion of security committed to cover margin requirements for futures contracts or when-issued securities.
(c) When-issued security.
(d) Defaulted security.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                                                               Value Report | 35

Schedule of Investments                                                                                    June 30, 2000 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
HEARTLAND SHORT DURATION HIGH-YIELD MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
     Par Amount               Long-Term Investments - 106.85%                   Coupon       Maturity                Value
------------------------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS - 106.85%
                     ALABAMA - 2.74%
$    3,000,000          West Jefferson, Alabama Amusement & Public Park
                        Authority -
                           Visionland Alabama (Callable 02/01/2004)............. 8.000%     02/01/2021          $   2,760,000

                     CONNECTICUT - 5.86%
     1,255,000          Connecticut State Development Authority -
                           Alzheimer's Resource Center.......................... 6.875      08/15/2004              1,272,256
     4,555,000          Connecticut State Development Authority -
                           Alzheimer's Resource Center (Callable 08/15/2004).... 7.125      08/15/2014              4,623,325
                                                                                                                -------------
                                                                                                                    5,895,581

                     FLORIDA - 10.32%
     1,260,000          Lee County, Florida Industrial Development
                        Authority -
                           Cypress Cove at Healthpark, Florida, Inc. Project
                           (Callable 10/01/2002)................................ 5.625      10/01/2026              1,236,375
       890,000          Lee County, Florida Industrial Development
                        Authority -
                           Cypress Cove at Healthpark, Florida, Inc. Project.... 5.600      10/01/2004                858,850
       385,000          Lee County, Florida Industrial Development
                        Authority -
                           Cypress Cove at Healthpark, Florida, Inc. Project.... 5.700      10/01/2005                368,638
                           (a)
     1,645,000          Seminole County, Florida Industrial Development
                        Authority -
                           RHA/Fern Park MR, Incorporated (Callable
                           07/01/2000).......................................... 9.250      04/01/2012              1,649,113
     2,980,000          Sumter County, Florida Industrial Development
                        Authority -
                           Wecare Nursing Center (Callable 04/01/2004).......... 8.000      04/01/2014              3,095,475
     1,225,000          Tarpon Springs, Florida Health Facilities
                        Authority -
                           Helen Ellis Memorial Hospital (Callable
                           05/01/2001).......................................... 7.500      05/01/2011              1,202,031
     2,000,000          Tarpon Springs, Florida Health Facilities
                        Authority -
                           Helen Ellis Memorial Hospital (Callable
                           05/01/2001).......................................... 7.625      05/01/2021              1,975,000
                                                                                                                -------------
                                                                                                                   10,385,482

                     GEORGIA - 4.11%
     1,200,000          Clayton County, Georgia Development Authority IDR -
                           Outboard Marine Corporation.......................... 6.000      10/01/2002              1,183,500
     3,220,000          Houston County, Georgia Development Authority -
                           Emerald Coast Housing (Callable 08/01/2008).......... 6.850      08/01/2018              2,954,350
                                                                                                                -------------
                                                                                                                    4,137,850

                     ILLINOIS - 5.54%
     3,505,000          Granite City, Illinois Hospital Facilities
                        Revenue -
                           St. Elizabeth Medical Center
                           (Callable 07/01/2001)................................ 8.125      06/01/2008              3,342,894
     2,430,000          Worth, Illinois Nursing Home Revenue -
                           Belhaven Convalescent Center
                           (Callable 12/15/2002)................................ 6.200      12/15/2007              2,235,600
                                                                                                                -------------
                                                                                                                    5,578,494

                     IOWA - 6.17%
     4,000,000          Cedar Rapids, Iowa First Mortgage Revenue -
                           Cottage Grove Place (Callable 07/01/2005)............ 5.625      07/01/2028              4,000,000
       110,000          Elk Horn, Iowa Health Care Facility -
                           Salem Lutheran Homes (Callable 04/01/2003)........... 7.250      04/01/2018                106,700
     1,335,000          Iowa Finance Authority Health Care Facilities -
                           Care Initiatives..................................... 5.500      07/01/2008              1,233,206
       900,000          Ottumwa, Iowa Revenue -
                           Penn Place - Regional Retirement Living
                           (Callable 02/15/2003)................................ 5.150      02/15/2028                866,250
                                                                                                                -------------
                                                                                                                    6,206,156

                     LOUISIANA - 2.13%
     2,300,000          Louisiana Health Education Authority -
                           Lambeth House (Callable 01/01/2007).................. 5.625      01/01/2028              2,139,000

                     MASSACHUSETTS - 3.67%
       945,000          Massachusetts Industrial Finance Agency -
                           Glenmeadow Retirement Community (Callable
                           02/15/2003).......................................... 5.000      02/15/2026                920,194
       970,000          Massachusetts Industrial Finance Agency -
                           Glenmeadow Retirement Community
                           (Callable 02/15/2006)................................ 5.250      02/15/2026                919,075
     2,000,000          Massachusetts Development Finance Agency -
                           Loomis Communities (Callable 07/01/2005)............. 5.000      07/01/2025              1,857,500
                                                                                                                -------------
                                                                                                                    3,696,769

36 | Semi Annual: July 1, 2000

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND SHORT DURATION HIGH-YIELD MUNICIPAL FUND [CONT'D]
--------------------------------------------------------------------------------

 Par Amount           Long-Term Investments - 106.85% (cont'd)                               Coupon       Maturity        Value
------------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS - 106.85% (cont'd)
                  MINNESOTA - 2.53%
$    805,000          Maplewood, Minnesota Health Care Facility -
                        Healtheast Care System (Callable 11/15/2001).......................  5.800%       11/15/2003    $    774,813
   1,850,000          South St. Paul, Minnesota Housing and Redevelopment Authority -
                        Healtheast Care System (Callable 11/1/2004)........................  6.750        11/01/2009       1,766,750
                                                                                                                        ------------
                                                                                                                           2,541,563
                  MISSOURI - 2.21%
   2,095,000          Independence, Missouri Tax Increment Revenue -
                        Homart Development Company (Callable 04/01/2004)...................  8.750        04/01/2015       2,220,700

                  NEW JERSEY - 3.64%
   3,485,000          New Jersey Economic Development Authority -
                        Sayreville Senior Living Centre (Callable 04/01/2004)..............  8.000        04/01/2014       3,667,963

                  NEW MEXICO - 0.96%
   1,000,000          Santa Fe County, New Mexico Project Revenue -
                        El Castillo Retirement Residences (Callable 05/15/2003)............  5.250        05/15/2028         967,500

                  NEW YORK - 2.78%
   2,855,000          Erie County, NY Industrial Development Agency -
                        DePaul Properties, Incorporated (Callable 09/01/2002)..............  6.500        09/01/2018       2,801,469

                  OHIO - 3.39%
     827,419          Clark County, Ohio Industrial Development Revenue -
                        Main Associates Project............................................  8.000        11/01/2005         797,425
   1,050,000          Montgomery County, Ohio Health Care Facilities -
                        Friendship Village of Dayton (Callable 02/01/2003).................  5.375        02/01/2022       1,022,438
   1,700,000          Montgomery County, Ohio Health Care Facilities -
                        Friendship Village of Dayton (Callable 02/01/2003).................  5.500        02/01/2007       1,595,875
                                                                                                                        ------------
                                                                                                                           3,415,738

                  OKLAHOMA- 6.20%
   1,065,000          Tulsa County, Oklahoma Industrial Authority - Multifamily
                        Housing 1st Mortgage Revenue (Callable 12/01/2005).................  7.400        12/01/2017         974,475
   5,135,000          Tulsa County, Oklahoma Industrial Authority - Tulsa-American
                        Housing Foundation Apartments (Callable 03/01/2002)................  8.250        03/01/2020       5,263,375
                                                                                                                        ------------
                                                                                                                           6,237,850

                  PENNSYLVANIA - 22.20%
     275,000          Allegheny County, Pennsylvania Hospital Development Authority -
                        Allegheny Valley Hospital (Callable 08/01/2000)....................  7.600        08/01/2001         272,330
     295,000          Allegheny County, Pennsylvania Hospital Development Authority -
                        Allegheny Valley Hospital (Callable 08/01/2000)....................  7.700        08/01/2002         289,469
   6,400,000          Allegheny County, Pennsylvania Industrial Development
                        Authority - Lanchester Energy Partners.............................  6.800        01/01/2005       6,152,000
   1,545,000          Cumberland County, Pennsylvania Industrial Development Revenue -
                        Beverly Enterprises, Incorporated..................................  5.300        10/01/2003       1,485,131
   2,000,000          Cumberland County, Pennsylvania Industrial Development Revenue -
                        Beverly Enterprises, Incorporated (Callable 10/01/2003)............  5.500        10/01/2008       1,840,000
   4,270,000          Cumberland County, Pennsylvania Industrial Municipal Authority -
                        Carlisle Hospital and Health Services (Callable 11/15/2004)........  6.800        11/15/2014       3,997,788
     586,000          Montgomery County, Pennsylvania Industrial Development Authority
                        Revenue - Meadowood Corporation (Callable 07/01/200)...............  5.150        12/01/2003         564,025
   2,550,000          Philadelphia Authority for Industrial Development -
                        The Baptist Home of Philadelphia (Callable 11/15/2003).............  5.250        11/15/2028       2,448,000
     955,000          Scranton-Lackawanna Health & Welfare Authority -
                        Moses Taylor Hospital..............................................  5.550        07/01/2004         906,056
   1,000,000          Scranton-Lackawanna Health & Welfare Authority -
                        Moses Taylor Hospital..............................................  5.650        07/01/2005         940,000
   3,600,000          Westmoreland County, Pennsylvania Industrial Development
                        Authority - Lancaster Energy Partners..............................  6.800        01/01/2005       3,451,500
                                                                                                                        ------------
                                                                                                                          22,346,299


                                                               Value Report | 37

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND SHORT DURATION HIGH-YIELD MUNICIPAL FUND [CONT'D]
--------------------------------------------------------------------------------

 Par Amount           Long-Term Investments - 106.85% (cont'd)                               Coupon       Maturity        Value
------------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS - 106.85% (cont'd)
                  TEXAS - 18.48%
$  1,000,000          Danforth, Texas Health Facilities Corporation -
                        Heritage Duval Gardens (Callable 07/01/2003)......................   7.375%       07/01/2028     $   800,000
   5,315,000          Jefferson County, Texas Health Facilities Development Corporation -
                        Baptist Healthcare System (Callable 07/01/2000)...................   8.875        06/01/2021       5,323,504
     190,000          Rusk County, Texas Health Facilities Corporation -
                        Sugarland Retirement Communities (Callable 03/01/2002) (b)........   6.375        03/01/2006         180,738
     270,000          Rusk County, Texas Health Facilities Corporation -
                        Sugarland Retirement Communities (Callable 03/01/2002) (b)........   6.500        03/01/2007         254,813
     155,000          Rusk County, Texas Health Facilities Corporation -
                        Sugarland Retirement Communities (Callable 03/01/2002) (b)........   6.625        03/01/2008         145,506
   1,430,000          Rusk County, Texas Health Facilities Corporation -
                        Sugarland Retirement Communities (Callable 03/01/2002) (b)........   7.500        03/01/2014       1,215,500
   1,800,000          Rusk County, Texas Health Facilities Corporation -
                        Sugarland Retirement Communities (Callable 03/01/2002) (b)........   7.750        03/01/2019       1,530,000
   1,000,000          San Antonio, Texas Health Facilities Development Corporation -
                        Beverly Enterprises, Incorporated (Callable 12/01/2002)...........   8.250        12/01/2019       1,040,000
     810,000          Tarrant County, Texas Health Facilities Development Corporation -
                        St. Joseph Long Term Care Facility (b)............................   6.500        05/01/2004         607,500
   6,930,000          Tarrant County, Texas Health Facilities Development Corporation -
                        Westchester Retirement Communities (Callable 08/01/2002)..........   8.250        08/01/2028       6,288,975
   1,295,000          Wharton, Texas Housing Development Corporation -
                        University Place Apartments.......................................   5.500        06/01/2010       1,215,681
                                                                                                                        ------------
                                                                                                                          18,602,217

                  VIRGINIA - 1.45%
   1,495,000          Newport News, Virginia Redevelopment & Housing Authority -
                        St. Michael's Apartments (Callable 11/01/2002)....................   7.625        11/01/2018       1,455,756

                  WISCONSIN - 2.47%
   2,455,000          Wisconsin Health & Education Facilities Authority -
                        Benchmark Healthcare of Wisconsin (Callable 10/15/2006)...........   8.500        10/15/2026       2,482,619
                                                                                                                        ------------

                      TOTAL MUNICIPAL BONDS (Cost $113,887,279)...........................                               107,539,006
                                                                                                                        ------------

                      TOTAL LONG-TERM INVESTMENTS (Cost $113,887,279).....................                              $107,539,006


------------------------------------------------------------------------------------------------------------------------------------
 Par Amount           Short-Term Investments - 1.37%                                            Coupon    Maturity        Value
------------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS - 1.37%
                  ALABAMA - 0.37%
$    470,000          Valley, Alabama Special Care Facilities Finance Authority -
                        Lanier Memorial Hospital......................................          5.000%    11/01/2000   $    369,626

                  NEW JERSEY - 0.75%
   1,378,577          South Amboy, New Jersey Housing Authority -
                        Shore Gate Village Grand Project (b)..........................          6.000     12/15/2000        758,217

                  PENNSYLVANIA - 0.25%
     255,000          Allegheny County, Pennsylvania Hospital Development Authority -
                        Allegheny Valley Hospital.....................................          7.500      08/01/2000       254,860
                                                                                                                       ------------
                      TOTAL MUNICIPAL BONDS (Cost $2,003,652).........................                                    1,382,703
                                                                                                                       ------------

                      TOTAL SHORT-TERM INVESTMENTS (Cost $2,003,652)..................                                 $  1,382,703
                                                                                                                       ------------

                      TOTAL INVESTMENTS (Cost $115,890,931)........................... 108.22%                         $108,921,709
                      Liabilities, less Cash and receivables..........................  (8.22)                           (8,277,488)
                                                                                       ------                          ------------
                      TOTAL NET ASSETS................................................ 100.00%                         $100,644,221
                                                                                                                       ============

(a) All or a portion of security pledged to cover margin requirements for futures contracts.
(b)  Defaulted security.


The accompanying Notes to Financial Statements are an integral part of this Schedule.

38 | Semi-Annual July 1, 2000

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND HIGH-YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

  Par Amount        Long-Term Investments - 107.93%                                      Coupon     Maturity          Value
-------------------------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS - 107.93%
                 ALABAMA - 5.18%
$   1,921,860       Mobile, Alabama Industrial Development Board -
                      Mobile Energy Services (Callable 01/01/2005) (b).............       6.950%   01/01/2020    $     845,618
    1,970,000       Vance, Alabama Governmental Utility Services Corporation -
                      Sewer Services Revenue (Callable 10/01/2007).................       7.500    10/01/2018        1,903,513
    1,000,000       West Jefferson, Alabama Amusement and Public Park Authority -
                      Visionland Alabama (Callable 02/01/2004)(a)..................       8.000    02/01/2021          920,000
                                                                                                                 -------------
                                                                                                                     3,669,131
                 FLORIDA - 8.89%
    2,000,000       Mexico Beach, Florida Public Service Facilities -
                      Heritage House of Sarasota (Callable 12/01/2002) (b).........       8.000    12/01/2027        1,400,000
    2,230,000       Seminole County, Florida Industrial Development Authority -
                      RHA/Fern Park MR, Incorporated (Callable 04/01/2002).........       9.250    04/01/2012        2,235,575
    3,135,000       Sumter County, Florida Industrial Development Authority -
                      Wecare Nursing Center (Callable 04/01/2009)..................       6.750    04/01/2029        2,664,750
                                                                                                                 -------------
                                                                                                                     6,300,325
                 GEORGIA - 3.24%
    2,575,000       Houston County, Georgia Development Authority -
                      Grantley, Incorporated Project (Callable 04/01/2003).........       7.375    04/01/2028        2,294,969

                 ILLINOIS - 13.23%
      200,000       Chicago, Illinois Health Facilities -
                      Heritage Care of Chicago (Callable 07/01/2003)...............       7.200    07/01/2010          160,000
      200,000       Chicago, Illinois Health Facilities -
                      Heritage Care of Chicago (Callable 07/01/2003)...............       7.300    07/01/2011          160,000
    1,000,000       Chicago, Illinois Health Facilities -
                      Heritage Care of Chicago (Callable 07/01/2003)...............       7.625    07/01/2028          800,000
    1,725,000       Granite City, Illinois Hospital Facility Revenue -
                      St. Elizabeth Medical Center (Callable 07/01/2001)...........       8.125    06/01/2008        1,645,219
    2,000,000       Illinois Development Finance Authority -
                      Spring Grove Apartments (Callable 01/01/2009)................       7.000    01/01/2029        1,750,000
      880,468       Robbins Illinois Resource Recovery Revenue -
                      Restructuring Project - Series A.............................       8.375    10/15/2016          440,234
      344,531       Robbins Illinois Resource Recovery Revenue -
                      Restructuring Project - Series B.............................       8.375    10/15/2016          172,266
      590,717       Robbins Illinois Resource Recovery Revenue -
                      Restructuring Project - Series C.............................       7.250    10/15/2024          567,827
      136,325       Robbins Illinois Resource Recovery Revenue -
                      Restructuring Project - Series C.............................       7.250    10/15/2009          135,303
      274,220       Robbins Illinois Resource Recovery Revenue -
                      Restructuring Project - Series D.............................       0.000    10/15/2009          128,165
    3,950,000       Worth, Illinois Nursing Home Revenue - Belhaven
                      Convalescent Center (Callable 12/15/2002)....................       7.250    12/15/2027        3,411,811
                                                                                                                 -------------
                                                                                                                     9,370,825
                 INDIANA - 2.46%
      715,000       Beech Grove, Indiana Economic Development Revenue -
                      Diplomat South Apartments (Callable 01/01/2003)..............       7.000    01/01/2028          669,419
    1,200,000       Beech Grove, Indiana Economic Development Revenue -
                      Beech Grove Village Apartments (Callable 01/01/2003).........       7.000    01/01/2028        1,074,000
                                                                                                                 -------------
                                                                                                                     1,743,419
                 LOUISIANA - 3.35%
    2,700,000       Louisiana Housing Finance Agency -
                      Southside Villa Apartments (Callable 07/01/2003).............       7.000    07/01/2028        2,376,000

                 MASSACHUSETTS - 2.42%
    1,935,000       Massachusetts Development Finance Agency -
                      MCHSP Human Services Providers (Callable 07/01/2009).........       6.750    07/01/2018        1,714,894

                                                               Value Report | 39

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND HIGH-YIELD MUNICIPAL BOND FUND [CONT'D]
--------------------------------------------------------------------------------

  Par Amount        Long-Term Investments - 107.93% (cont'd)                              Coupon    Maturity          Value
-------------------------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS - 107.93% (cont'd)
                 MICHIGAN - 3.18%
$   1,140,000       Redford Township, Michigan Economic Development Corporation -
                      The Malachi Corporation (Callable 05/01/2003) (b)...............    7.500%   05/01/2028    $     971,850
    1,500,000       Riverview, Michigan Economic Development Corporation -
                      The Malachi Corporation (Callable 05/01/2003) (b)...............    7.500    05/01/2028        1,278,750
                                                                                                                 -------------
                                                                                                                     2,250,600
                 MISSISSIPPI - 3.71%
    3,000,000       Tupelo, Mississippi Housing Authority -
                      Tupelo Apartment Homes (Callable 01/01/2004)....................    7.250    01/01/2029        2,628,750

                 MISSOURI - 4.19%
    1,350,000       Jackson County, Missouri Industrial Development Authority -
                      Santa Fe Village (Callable 07/01/2004)..........................    7.000    07/01/2019        1,220,063
      150,000       Jackson County, Missouri Industrial Development Authority -
                      Santa Fe Village (Callable 07/01/2004)..........................    7.000    07/01/2029          132,563
    1,675,000       St. Louis County, Missouri Industrial Development Authority -
                      Dasal Caring Centers (Callable 12/01/2007)......................    7.750    12/01/2016        1,614,281
                                                                                                                 -------------
                                                                                                                     2,966,907
                 NEW JERSEY - 3.50%
    2,965,000       New Jersey Economic Development Authority -
                      Sayreville Senior Living Centre (Callable 04/01/2009)...........     6.375   04/01/2029        2,479,481

                 NEW YORK - 1.19%
      975,000       New York City Industrial Development Authority -
                      A Very Special Place, Inc. (Callable 07/01/2009)................     5.750   01/01/2029          844,594

                 OHIO - 1.41%
      400,000       Franklin County, Ohio Hospital Facilities -
                      Worthington Christian Village...................................     7.875   06/01/2005          380,000
      675,000       Franklin County, Ohio Hospital Facilities -
                      Worthington Christian Village (Callable 06/01/2005).............     8.000   06/01/2010          621,000
                                                                                                                 -------------
                                                                                                                     1,001,000
                 OKLAHOMA - 10.62%
    3,000,000       Tulsa County, Oklahoma Industrial Authority -
                      Multifamily Housing 1st Mortgage Revenue (Callable 12/01/2005)..     7.500   12/01/2027        2,688,750
    2,000,000       Tulsa County, Oklahoma Industrial Authority -
                      Shadybrook Apartments (Callable 07/01/2003).....................     6.375   07/01/2028        1,767,500
    3,500,000       Tulsa County, Oklahoma Industrial Authority -
                      Tulsa-America Housing Foundation Apartments
                      (Callable 03/01/2002)...........................................     7.250   03/01/2029        3,066,875
                                                                                                                 -------------
                                                                                                                     7,523,125
                 PENNSYLVANIA - 2.12%
    1,600,000       Westmoreland County, Pennsylvania Industrial Development
                      Authority - Lanchester Energy Partners..........................     7.000   01/01/2008        1,504,000

                 TENNESSEE - 2.43%
      630,000       Shelby County, Tennessee Health, Education & Housing
                      Facilities - Winfield Village of Cordova (Callable 08/29/2006)..     8.500   07/01/2026          633,150
    1,225,000       Sweetwater, Tennessee Industrial Development Board -
                      Wood Presbyterian Home (Callable 01/01/2006)....................     7.750   01/01/2029        1,088,719
                                                                                                                 -------------
                                                                                                                     1,721,869

40 | Semi-Annual: July 1, 2000

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND HIGH-YIELD MUNICIPAL BOND FUND [CONT'D]
--------------------------------------------------------------------------------

  Par Amount        Long-Term Investments - 107.93% (cont'd)                                  Coupon    Maturity          Value
----------------------------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS - 107.93% (cont'd)
                 TEXAS - 21.65%
$   2,370,000       Bexar County, Texas Housing Finance Corporation -
                      King's Point & Thompson Place Apartments (Callable 07/01/2003)...       7.000%   07/01/2028   $   2,118,188
      665,000       Danforth, Texas Health Facilities Corporation -
                      Sam Houston Long Term Care Facility (Callable 03/01/2004)........       8.250    03/01/2027         532,000
    1,500,000       Danforth, Texas Health Facilities Corporation -
                      Heritage Duval Gardens (Callable 07/01/2003).....................       7.375    07/01/2028       1,200,000
    2,405,000       Edinburg, Texas Industrial Development Corporation -
                      Water Park Project...............................................       7.000    09/01/2006       2,059,281
    2,620,000       Edinburg, Texas Industrial Development Corporation -
                      Water Park Project (Callable 09/01/2008).........................       7.500    09/01/2023       2,004,300
    3,000,000       Lubbock, Texas Health Facilities Development Corporation -
                      Carillon, Inc. (Callable 07/01/2009).............................       6.500    07/01/2019       2,640,000
    1,095,000       Rusk County, Texas Health Facilities Corporation -
                      Sugarland Retirement Communities (Callable 03/01/2002) (b).......       8.250    03/01/2028         930,750
    3,750,000       Tarrant County, Texas Health Facilities Development Corporation -
                      Westchester Retirement Communities (Callable 08/01/2002).........       8.000    08/01/2025       3,337,500
      685,000       Tarrant County, Texas Health Facilities Development Corporation -
                      St. Joseph Long Term Care Facility (Callable 05/01/2004) (b).....       8.500    05/01/2027         513,750
                                                                                                                    -------------
                                                                                                                       15,335,769
                 VIRGINIA - 2.88%
    2,250,000       Newport News, Virginia Redevelopment & Housing Authority -
                      St. Michaels Apartment (Callable 11/01/2008).....................       7.250    11/01/2028       2,039,063

                 WISCONSIN - 12.28%
    1,535,000       Wisconsin Health & Education Facilities Authority -
                      Benchmark Healthcare of Wisconsin (Callable 10/15/2006)..........       8.500    10/15/2026       1,552,269
    2,430,000       Wisconsin Health & Education Facilities Authority -
                      Benchmark Healthcare of Green Bay (Callable 05/01/2007)..........       7.750    05/01/2027       2,241,675
      580,000       Wisconsin Health & Education Facilities Authority -
                      Benchmark Healthcare of Green Bay (Callable 12/01/2008)..........       6.750    12/01/2028         471,973
    2,000,000       Wisconsin Health & Education Facilities Authority -
                      Community Rehabilitation Providers (Callable 12/01/2008).........       6.875    12/01/2023       1,792,500
    1,000,000       Wisconsin Health & Education Facilities Authority -
                      RFDF, Incorporated Project (Callable 07/15/2007).................       7.375    07/15/2027         840,000
    2,000,000       Wisconsin Health & Education Facilities Authority -
                      The Millennium Housing Foundation (Callable 07/01/2008)..........       6.100    01/01/2028       1,800,000
                                                                                                                    -------------
                                                                                                                        8,698,417

                    TOTAL MUNICIPAL BONDS (Cost $85,269,942)...........................                                76,463,138
                                                                                                                    -------------

                    TOTAL LONG-TERM INVESTMENTS (Cost $85,269,942).....................                             $  76,463,138
                                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost $85,269,942)...............................      107.93%                $  76,463,138
                    Liabilities, less Cash and receivables.............................       (7.93)                   (5,619,612)
                                                                                             ------                 -------------
                    TOTAL NET ASSETS...................................................      100.00%                $  70,843,526
                                                                                                                    =============

(a) All or a portion of security pledged to cover margin requirements for futures contracts.
(b) Defaulted security.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                                                               Value Report | 41

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND
--------------------------------------------------------------------------------

  Par Amount        Municipal Bonds - 96.13%                                                 Coupon    Maturity        Value
--------------------------------------------------------------------------------------------------------------------------------
         WISCONSIN - 79.46%
$      15,000       Amery, WI Housing Authority - Revenue Bonds..........................    7.375%   05/01/2005   $     15,188
      300,000       Appleton, WI Housing Authority - Industrial Park.....................    6.500    10/01/2016        283,500
    1,390,000       Appleton, WI Housing Authority - Industrial Park.....................    6.750    10/01/2026      1,290,963
      900,000       Bristol, WI Community Development Authority..........................    6.125    03/01/2012        915,750
    2,930,000       Brown County, WI Housing Authority - R.P. Terrace....................    6.500    06/01/2019      2,893,375
      200,000       Brown County, WI Housing Auth. - Univ. Village Housing...............    5.400    04/01/2017        179,750
    1,930,000       Cudahy, WI Community Development Authority...........................    5.100    06/01/2017      1,785,250
    1,575,000       Cudahy, WI Community Development Authority...........................    5.125    06/01/2019      1,445,063
       75,000       Dane County, WI Housing Authority - Forest Harbor Apts...............    5.950    07/01/2013         75,188
       25,000       Dane County, WI Housing Authority - Forest Harbor Apts...............    6.000    07/01/2014         25,094
      265,000       Deforest, WI Redev. Auth. - Lease Revenue Bonds......................    6.200    02/01/2014        273,281
      435,000       Deforest, WI Redev. Auth. - Lease Revenue Bonds......................    6.250    02/01/2018        444,244
      685,000       Eau Claire, WI Housing Auth. - London Hill...........................    6.250    05/01/2015        661,881
      550,000       Elkhart Lake, WI Community Development Authority.....................    6.000    04/01/2015        555,500
      175,000       Evansville, WI Housing Authority - Baker Block Project...............    5.750    12/01/2016        173,688
    1,000,000       Glendale, WI Community Development Authority.........................    5.400    09/01/2018        928,750
    2,805,000       Green Bay, WI Housing Authority - Pheasant Run Project...............    6.500    09/01/2019      2,724,356
    1,000,000       Green Bay, WI Redevelopment Fort James Corporation...................    5.600    05/01/2019        900,000
      100,000       Hartford, WI Community Development Authority.........................    5.450    12/01/2002        101,625
      200,000       Hartford, WI Community Development Authority.........................    5.800    12/01/2005        208,000
      210,000       Hartford, WI Community Development Authority.........................    6.000    12/01/2007        218,400
      225,000       Hartford, WI Community Development Authority.........................    6.100    12/01/2008        234,281
       55,000       Hudson, WI Christian Community Home..................................    6.700    05/01/2008         54,106
       75,000       Hudson, WI Christian Community Home..................................    6.800    05/01/2009         73,594
       65,000       Hudson, WI Christian Community Home..................................    6.900    05/01/2010         63,781
      250,000       Hudson, WI Christian Community Home..................................    7.000    05/01/2023        230,313
      250,000       Hudson, WI Wintergreen Apartments....................................    6.000    07/01/2020        224,375
      725,000       Jackson, WI Community Development Authority..........................    5.100    12/01/2017        655,219
      545,000       La Crosse, WI Housing Authority - Ping Manor Project.................    6.000    04/01/2005        536,825
    1,100,000       La Crosse, WI Housing Authority - Ping Manor Project.................    6.375    04/01/2012      1,075,250
    1,760,000       La Crosse, WI Housing Authority - Forest Park Project................    6.375    12/01/2018      1,680,800
      350,000       La Crosse, WI Housing Authority - Washburn...........................    6.500    10/01/2026        321,125
    1,000,000       La Crosse, WI Housing Authority - Meadow Wood Project................    6.250    01/01/2028        856,250
      100,000       Little Chute, WI Community Development Authority.....................    5.625    03/01/2019         97,500
      305,000       Madison, WI CDA - Dempsey Manor Project..............................    6.400    10/01/2018        292,800
      160,000       Madison, WI CDA - Dempsey Manor Project..............................    6.650    10/01/2025        150,200
      180,000       Madison, WI CDA - Second Mortgage - Revenue Bonds....................    5.875    07/01/2016        172,575
    1,435,000       Madison, WI CDA - Edgewood College...................................    6.250    04/01/2014      1,483,431
    1,000,000       Madison, WI CDA - Meriter Retirement Project.........................    6.125    12/01/2019        896,250
      165,000       Markesan, WI CDA - Elderly Housing Revenue Bonds.....................    6.750    10/01/2009        160,256
      190,000       Markesan, WI CDA - Elderly Housing Revenue Bonds.....................    6.900    10/01/2011        185,013
      635,000       Mayville, WI Community Development Authority.........................    5.600    04/01/2018        596,900
      100,000       Menomonee Falls, WI CDA - Village Square Project.....................    5.200    09/01/2009         93,750
      950,000       Menomonee Falls, WI CDA - Village Square Project.....................    5.350    09/01/2016        871,625
    1,270,000       Milwaukee, WI Housing Auth. - Renaissance Apartments.................    5.250    01/01/2025      1,128,713
      215,000       Milwaukee, WI Housing Auth. - Blatz Apartments.......................    7.500    12/01/2028        218,225
    1,755,000       Milwaukee, WI Re. Auth. - Wisc. Ave./M.L. King, Jr. Dr...............    5.600    09/01/2009      1,787,906
   11,000,000       Milwaukee, WI Redev. Auth. Dev. Ref - 2430 West WI Ave Project (a)...    5.500    09/01/2012     11,055,000
    3,000,000       Milwaukee, WI Redevelopment Auth. - Campus Town......................    5.700    11/01/2018      3,015,000
    3,550,000       Milwaukee, WI Redevelopment Auth. - Schlitz Park.....................    5.500    01/01/2017      3,203,875
    3,000,000       Milwaukee, WI Redevelopment Auth. - Schlitz Park.....................    5.600    01/01/2015      2,745,000
      215,000       Milwaukee, WI Redevelopment Auth. - YWCA.............................    5.250    06/01/2019        196,725
      750,000       Milwaukee, WI Redevelopment Auth. - YWCA.............................    5.300    06/01/2029        695,625
      200,000       Milwaukee, WI Redevelopment Auth. - YWCA.............................    5.150    06/01/2019        184,500
      175,000       Milwaukee, WI Redevelopment Auth. - YWCA.............................    5.200    06/01/2029        157,500
       65,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    11/01/2003         54,763
       65,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    11/01/2004         51,838
       70,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    05/01/2005         54,513
       65,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    11/01/2005         49,400
       70,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    05/01/2006         51,363
       65,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    11/01/2006         46,394
       70,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    05/01/2007         48,388
       65,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    11/01/2007         43,713
       70,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    05/01/2009         42,000
       65,000       New Berlin, WI Housing Authority - Apple Glen........................    0.000    11/01/2009         37,781

42 | Semi-Annual July 1, 2000

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND [CONT'D]
--------------------------------------------------------------------------------

  Par Amount        Municipal Bonds - 96.13% (cont'd)                                  Coupon      Maturity           Value
-------------------------------------------------------------------------------------------------------------------------------
         WISCONSIN - 79.46% [cont'd]
$      70,000       New Berlin, WI Housing Authority - Apple Glen..................    0.000%      05/01/2010     $     37,625
    1,210,000       New Berlin, WI Housing Authority - Apple Glen..................    6.700       11/01/2017        1,213,025
      650,000       New Berlin, WI Housing Authority - Apple Glen..................    6.700       11/01/2020          651,625
      125,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.400       05/01/2008          124,844
      125,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.400       11/01/2008          124,844
      105,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.500       05/01/2009          105,131
      125,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.600       05/01/2010          125,313
      150,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.700       05/01/2011          150,750
      155,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.700       11/01/2011          155,775
      165,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.800       11/01/2012          166,238
      160,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.850       05/01/2013          161,200
      165,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.850       11/01/2013          166,238
    1,015,000       New Berlin, WI Housing Authority - Pinewood Creek..............    7.125       05/01/2024        1,028,956
      135,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.900       05/01/2014          136,013
      190,000       New Berlin, WI Housing Authority - Pinewood Creek..............    6.900       11/01/2014          191,425
    1,000,000       New Richmond, WI Com. Dev. Auth. - Senior Housing..............    5.850       10/01/2020          820,000
    3,000,000       New Richmond, WI Com. Dev. Auth. - Senior Housing..............    6.000       10/01/2032        2,407,500
    1,000,000       Oak Creek, WI Housing Authority - Wood Creek...................    5.500       07/20/2019          972,500
    2,130,000       Oak Creek, WI Housing Authority - Wood Creek...................    5.625       07/20/2029        2,034,150
       50,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       07/20/2007           34,250
      125,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       01/20/2011           69,375
      125,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       07/20/2011           67,500
       65,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       01/20/2012           33,963
      125,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       01/20/2013           61,094
      125,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       07/20/2013           58,906
       60,000       Oak Creek, WI Housing Authority - Wood Creek...................    0.000       01/20/2014           27,525
       80,000       Oak Creek, WI Housing Authority - Country Oaks II..............    6.000       08/01/2010           78,400
    1,440,000       Oak Creek, WI Housing Authority - Country Oaks II..............    6.200       08/01/2017        1,391,400
    2,980,000       Oak Creek, WI Housing Authority - Country Oaks II..............    6.300       08/01/2028        3,024,700
    2,900,000       Oconto Falls, WI Community Development Authority...............    7.750       12/01/2022        2,816,625
    1,500,000       Oconto Falls, WI Community Development Authority...............    8.125       12/01/2022        1,462,500
       50,000       Omro, WI CDA - Revenue Bonds...................................    5.750       12/01/2006           51,688
      335,000       Omro, WI CDA - Revenue Bonds...................................    5.875       12/01/2011          344,631
      200,000       Outagamie, WI Housing Authority - First Mortgage...............    5.000       11/15/2003          197,500
        5,000       Racine, WI Elderly Housing Authority - Lincoln Lutheran........    7.100       10/01/2004            5,000
       10,000       Racine, WI Elderly Housing Authority - Lincoln Lutheran........    7.150       10/01/2005           10,000
      200,000       River Falls, WI Housing Authority - Lutheran Home Project......    5.750       04/01/2028          161,500
      105,000       St. Croix Falls, WI CDA Lease Revenue..........................    5.900       12/01/2006          107,231
      115,000       St. Croix Falls, WI CDA Lease Revenue..........................    6.000       12/01/2007          117,444
    1,190,000       St. Croix Falls, WI CDA Lease Revenue..........................    6.400       12/01/2014        1,209,338
      170,000       Schofield, WI CDA - Lease Revenue..............................    6.000       10/01/2012          173,613
      500,000       Schofield, WI CDA - Lease Revenue..............................    6.200       10/01/2017          505,625
      175,000       Sheboygan, WI Housing Authority - Rocky Knoll Project..........    5.250       12/01/2013          160,344
      125,000       Sheboygan, WI Housing Authority - Rocky Knoll Project..........    5.300       12/01/2016          120,156
      970,000       SE WI Professional Baseball Park District......................    0.000       12/15/2015          401,338
    1,000,000       SE WI Professional Baseball Park District......................    0.000       12/15/2017          361,250
    2,150,000       SE WI Professional Baseball Park District......................    5.500       12/15/2026        2,090,875
    3,000,000       SE WI Professional Baseball Park District......................    6.100       12/15/2029        3,011,250
      250,000       Sparta, WI Housing Authority - Morrow Memorial Home............    5.750       06/01/2022          198,125
      100,000       Stevens Point, WI CDA - Mrtge. Refunding - Edgewater...........    6.500       09/01/2006          102,500
      560,000       Stevens Point, WI CDA - Mrtge. Refunding - Edgewater...........    6.625       09/01/2009          572,600
      270,000       Two Rivers, WI CDA - Arch Forest Project.......................    6.350       12/15/2012          258,525
      405,000       Waukesha, WI HA - Multifamily - The Court Apartments...........    5.800       04/01/2025          397,406
    1,000,000       Waukesha, WI HA - Multifamily - The Court Apartments...........    6.000       04/01/2036          960,000
    2,800,000       Waukesha, WI HA - The Arboretum Project........................    5.250       12/01/2021        2,495,500
      715,000       Waukesha, WI HA - Westgrove Woods..............................    6.750       02/01/2027          664,056
    1,500,000       Waukesha, WI HA - Multifamily - Oak Hill Terrace Project.......    5.450       06/01/2027        1,366,875
      750,000       Waukesha, WI HA - Riverwalk Apartments.........................    5.625       12/01/2020          674,063
      530,000       Waupun, WI Hsg Auth Christian Home & Rehab Center..............    5.875       08/01/2014          479,650
      705,000       Waupun, WI Hsg Auth Christian Home & Rehab Center..............    6.000       08/01/2019          632,738
    2,000,000       Waupun, WI Hsg Auth Christian Home & Rehab Center..............    6.250       08/01/2029        1,780,000

                                                               Value Report | 43

Schedule of Investments                                June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND [CONT'D]
--------------------------------------------------------------------------------

   Par Amount                   Municipal Bonds - 96.13% (cont'd)               Coupon    Maturity           Value
------------------------------------------------------------------------------------------------------------------------------------
           WISCONSIN - 79.46% [cont'd]
$       75,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000%  05/01/2003   $      64,969
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2003          84,500
       105,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2004          86,231
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2004          80,000
        70,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2005          54,513
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2005          75,875
       105,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2006          77,044
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2006          71,500
       105,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2007          72,713
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2007          67,375
       105,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2008          67,725
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2008          62,500
       105,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2009          63,263
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2009          58,625
       105,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   05/01/2010          59,456
       100,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   0.000   11/01/2010          55,000
     1,060,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   6.700   11/01/2019       1,021,575
       615,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   6.700   11/01/2022         591,169
     1,200,000   Wauwatosa, WI HA - Hawthorne Terrace Project.................   6.700   11/01/2015       1,167,000
     2,720,000   West Allis, WI CDA - Poblocki Investments Project............   6.100   05/01/2007       2,750,600
       100,000   Winnebago County, WI HA - 1st Mortgage Revenue Bonds.........   5.625   05/01/2005          98,125
       105,000   Winnebago County, WI HA - 1st Mortgage Revenue Bonds.........   5.625   05/01/2006         100,406
       115,000   Winnebago County, WI HA - 1st Mortgage Revenue Bonds.........   5.625   05/01/2007         108,675
       120,000   Winnebago County, WI HA - 1st Mortgage Revenue Bonds.........   5.625   05/01/2008         112,200
       125,000   Winnebago County, WI HA - 1st Mortgage Revenue Bonds.........   5.625   05/01/2009         115,469
       135,000   Winnebago County, WI Housing Authority - REF-SEC 8...........   5.625   05/01/2010         126,900
        10,000   Winnebago County, WI Housing Authority - Series A............   6.200   03/01/2001          10,019
        15,000   Winnebago County, WI Housing Authority - Series A............   6.300   03/01/2012          15,056
       195,000   Winnebago County, WI Housing Authority - Series A............   6.875   03/01/2012         194,513
       380,000   Winnebago County, WI Housing Authority - Series A............   7.125   03/01/2022         380,475
     2,500,000   Wisconsin Center - Revenue Bond - Public Improvements........   0.000   12/15/2026         506,250
       200,000   Wrightstown, WI Community Development Authority..............   5.950   06/01/2014         197,250
       600,000   Wrightstown, WI Community Development Authority..............   6.000   06/01/2019         588,750
                                                                                                      -------------
                                                                                                        100,669,219
                                                                                                      -------------
           GUAM - 3.63%
     5,000,000   Guam Power Authority.........................................   5.125   10/01/2029       4,593,750
           PUERTO RICO - 3.47%
     3,000,000   Puerto Rico Highway Authority................................   6.000   07/01/2029       3,048,750
       500,000   Puerto Rico Industrial Tourist Educational Medical
                 Facilities...................................................   5.375   02/01/2019         458,125
     1,000,000   Puerto Rico Industrial Tourist Educational Medical
                 Facilities...................................................   5.375   02/01/2029         893,750
                                                                                                      -------------
                                                                                                          4,400,625
           VIRGIN ISLANDS -9.57%
     5,000,000   Virgin Islands Public Finance Authority......................   5.400   10/01/2012       4,768,750
     3,245,000   Virgin Islands Public Finance Authority......................   5.500   10/01/2013       3,090,863
     2,260,000   Virgin Islands Public Finance Authority......................   5.625   10/01/2025       2,025,525
     2,500,000   Virgin Islands Public Finance Authority......................   6.000   10/01/2022       2,234,351
                                                                                                      -------------
                                                                                                         12,119,489
                                                                                                      -------------

                 TOTAL INVESTMENTS (Cost $125,513,647)........................  96.13%                $ 121,783,083
                 Cash and receivables, less liabilities.......................   3.87                     4,897,132
                                                                                                      -------------
                 TOTAL NET ASSETS............................................. 100.00%                $ 126,680,215
                                                                                                      =============

(a) All or a portion of security pledged to cover margin requirements for futures contracts.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

44 | Semi-Annual: July 1, 2000

Statements of Assets and Liabilities                   June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       TAXABLE SHORT  SHORT DURATION    HIGH-YIELD       WISCONSIN
                                                                          DURATION      HIGH-YIELD       MUNICIPAL       TAX FREE
                                                                       MUNICIPAL FUND MUNICIPAL FUND     BOND FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at cost................................    $ 31,514,540   $ 115,890,931   $ 85,269,942   $ 125,513,647
                                                                        ============   =============   ============   =============

  Investments in securities, at value...............................    $ 30,962,698   $ 108,921,709   $ 76,463,138   $ 121,783,083
  Cash..............................................................           3,365          74,784         40,106       3,820,054
  Variation margin on open futures contracts........................           6,250          (6,406)        (4,063)         (4,688)
  Receivable from fund shares sold..................................          30,000          28,476             --              --
  Accrued dividends and interest....................................         770,340       2,340,440      1,832,528       1,773,600
  Prepaid expenses..................................................             348           6,884          4,098           6,049
  Deferred organization expenses....................................              --           7,100          7,100              --
  Receivable from Advisor for expense reimbursement.................           1,232           2,046          1,716              --
                                                                        ------------   -------------   ------------   -------------
     Total Assets...................................................      31,774,233     111,375,033     78,344,623     127,378,098
                                                                        ------------   -------------   ------------   -------------
LIABILITIES:
  Payable for securities purchased..................................         302,852              --             --              --
  Payable for fund shares redeemed..................................         114,512           6,116             --         104,700
  Short-term notes payable..........................................              --      10,200,000      7,100,000              --
  Distributions payable.............................................         217,144         483,842        358,849         541,067
  Payable to Advisor for deferred organization expenses.............              --           7,100          7,100              --
  Accrued interest payable..........................................              --           2,097          1,459              --
  Accrued expenses..................................................          12,727          31,657         33,689          52,116
                                                                        ------------   -------------   ------------   -------------
     Total Liabilities..............................................         647,235      10,730,812      7,501,097         697,883
                                                                        ------------   -------------   ------------   -------------
TOTAL NET ASSETS....................................................      31,126,998     100,644,221     70,843,526     126,680,215
                                                                        ============   =============   ============   =============
NET ASSETS CONSIST OF:
  Paid in capital...................................................      31,905,882     112,166,542     81,868,866     133,718,776
  Accumulated undistributed net realized losses on investments......        (169,480)     (3,893,206)    (1,898,078)     (2,929,009)
  Net unrealized depreciation on investments........................        (609,404)     (7,629,115)    (9,127,262)     (4,109,552)
                                                                        ------------   -------------   ------------   -------------
TOTAL NET ASSETS....................................................    $ 31,126,998   $ 100,644,221   $ 70,843,526   $ 126,680,215
                                                                        ------------   -------------   ------------   -------------
  Shares outstanding, $.001 par value (100,000,000; 100,000,000;
  100,000,000; and 100,000,000 shares authorized, respectively).....       3,229,814      10,856,206      7,745,510      13,128,511
                                                                        ============   =============   ============   =============
NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE..........................................    $       9.64   $        9.27   $       9.15   $        9.65
                                                                        ============   =============   ============   =============

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                               Value Report | 45

Statements of Operations    For the period from January 1, 2000 to June 30, 2000
                            (Unaudited)
--------------------------------------------------------------------------------

                                                                        TAXABLE SHORT   SHORT DURATION   HIGH-YIELD     WISCONSIN
                                                                           DURATION       HIGH-YIELD     MUNICIPAL      TAX FREE
                                                                        MUNICIPAL FUND  MUNICIPAL FUND   BOND FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest...........................................................    $  1,245,682   $  3,984,710   $  2,890,892   $   3,989,864
                                                                         ------------   ------------   ------------   -------------
     Total investment income.........................................       1,245,682      3,984,710      2,890,892       3,989,864
                                                                         ------------   ------------   ------------   -------------
EXPENSES:
  Management fees....................................................          55,612        218,662        215,832         413,445
  Distribution fees..................................................          30,896        136,664         89,930              --
  Transfer agent fees................................................          11,464         40,146         28,628          46,544
  Administrative fees................................................          18,537             --             --              --
  Fund accounting fees...............................................           6,169          8,760          7,171           9,520
  Custodian fees.....................................................           2,046            960          8,101          30,691
  Printing and communications........................................           1,504          6,220          5,475          13,169
  Postage............................................................           1,124          5,342          7,335           8,109
  Legal fees.........................................................             459          1,739          1,504           2,892
  Registration fees..................................................           9,478         16,551         15,646              --
  Directors' fees....................................................           5,805          6,925          6,476           8,335
  Audit fees.........................................................           4,863          4,195          4,334           5,095
  Interest expense...................................................           3,817        427,219        332,010           8,893
  Amortization of organization expenses..............................              --          2,357          2,357              --
  Other operating expenses...........................................           9,850         12,522          2,880          22,997
                                                                         ------------   ------------   ------------   -------------
  Total expenses.....................................................         161,624        888,262        727,679         569,690
  Less: Fees paid indirectly.........................................              --           (960)        (8,101)        (25,244)
  Less: Expense reimbursement........................................         (47,693)      (101,262)       (77,577)             --
                                                                         ------------   ------------   ------------   -------------
  Net expenses.......................................................         113,931        786,040        642,001         544,446
                                                                         ------------   ------------   ------------   -------------
NET INVESTMENT INCOME................................................       1,131,751      3,198,670      2,248,891       3,445,418
                                                                         ------------   ------------   ------------   -------------
REALIZED & UNREALIZED
(LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on:
     Long positions..................................................          12,632     (1,663,947)    (1,402,327)     (1,481,587)
     Futures contracts...............................................        (174,455)      (115,300)      (385,352)         (7,340)
Net increase (decrease) in unrealized appreciation on:
     Long positions..................................................         (43,228)      (669,120)      (743,682)      1,965,776
     Futures contracts...............................................         (62,587)    (1,062,263)      (320,458)       (378,846)
                                                                         ------------   ------------   ------------   -------------
TOTAL REALIZED & UNREALIZED
LOSSES ON INVESTMENTS................................................        (267,638)    (3,510,630)    (2,851,819)         98,003
                                                                         ------------   ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS.....................................    $    864,113   $   (311,960)  $   (602,928)  $   3,543,421
                                                                         ============   ============   ============   =============

The accompanying Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           TAXABLE SHORT                    SHORT DURATION
                                                                      DURATION MUNICIPAL FUND         HIGH-YIELD MUNICIPAL FUND
                                                                   ------------------------------   ------------------------------
                                                                    Jan. 1, 2000 to                 Jan. 1, 2000 to
                                                                     June 30, 2000   Year Ended      June 30, 2000    Year Ended
                                                                      (Unaudited)   Dec. 31, 1999     (Unaudited)    Dec. 31, 1999
                                                                   ------------------------------   ------------------------------
OPERATIONS:
  Net investment income............................................. $   1,131,751   $    972,128    $   3,198,670   $   8,674,101
  Net realized gains (losses) on investments........................      (161,823)        (1,195)      (1,779,247)        636,531
  Net decrease in unrealized appreciation on investments............      (105,815)      (516,886)      (1,731,383)     (6,877,090)
                                                                     -------------   ------------    -------------   -------------
    Net increase (decrease) in net assets resulting from
    operations......................................................       864,113        454,047         (311,960)      2,433,542
                                                                     -------------   ------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................    (1,131,751)      (972,128)      (3,221,567)     (8,684,665)
  Net realized gains on investments.................................        (6,462)            --               --              --
                                                                     -------------   ------------    -------------   -------------
  Net distributions to shareholders.................................    (1,138,213)      (972,128)      (3,221,567)     (8,684,665)
                                                                     -------------   ------------    -------------   -------------

FUND SHARE ACTIVITY:
  Proceeds from shares issued.......................................    16,433,829     36,090,426       27,455,463     112,656,415
  Reinvested dividends from net investment income and
    distributions from net realized gains on investments............       783,294        829,911        2,436,145       7,898,800
  Cost of shares redeemed...........................................    (7,728,777)   (15,716,725)     (47,865,772)   (141,795,585)
                                                                     -------------   ------------    -------------   -------------
  Net increase (decrease) in net assets derived
    from Fund share activity........................................     9,488,346     21,203,612      (17,974,164)    (21,240,370)
                                                                     -------------   ------------    -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................     9,214,246     20,685,531      (21,507,691)    (27,491,493)

NET ASSETS AT THE BEGINNING OF THE PERIOD...........................    21,912,752      1,227,221      122,151,912     149,643,405
                                                                     -------------   ------------    -------------   -------------
NET ASSETS AT THE END OF THE PERIOD................................. $  31,126,998   $ 21,912,752    $ 100,644,221   $ 122,151,912
                                                                     =============   ============    =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME................................. $          --   $         --    $          --   $      22,897
                                                                     =============   ============    =============   =============


                                                                              HIGH-YIELD                       WISCONSIN
                                                                         MUNICIPAL BOND FUND                 TAX FREE FUND
                                                                    ------------------------------   ------------------------------
                                                                    Jan. 1, 2000 to                  Jan. 1, 2000 to
                                                                     June 30, 2000    Year Ended      June 30, 2000    Year Ended
                                                                      (Unaudited)    Dec. 31, 1999     (Unaudited)    Dec. 31, 1999
                                                                    ------------------------------   ------------------------------
OPERATIONS:
  Net investment income.............................................. $   2,248,891   $  5,901,951    $   3,445,418  $    7,247,191
  Net realized gains (losses) on investments.........................    1,787,679)         92,457       (1,488,927)       (707,237)
  Net increase (decrease) in unrealized appreciation
   on investments....................................................    (1,064,140)    (8,363,857)       1,586,930     (11,394,489)
                                                                     --------------   ------------    -------------  --------------
    Net increase (decrease) in net assets resulting
   from operations...................................................      (602,928)    (2,369,449)       3,543,421      (4,854,535)
                                                                     --------------   ------------    -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................................    (2,269,241)    (5,912,207)      (3,445,418)     (7,247,191)
                                                                     --------------   ------------    -------------  --------------
  Net distributions to shareholders..................................    (2,269,241)    (5,912,207)      (3,445,418)     (7,247,191)
                                                                     --------------   ------------    -------------  --------------
FUND SHARE ACTIVITY:
  Proceeds from shares issued........................................    16,839,995     84,344,005        4,481,982      25,786,278
  Reinvested dividends from net investment income....................     1,407,349      4,965,536        2,160,612       5,497,147
  Cost of shares redeemed............................................   (23,015,334)   (75,999,185)     (11,593,450)    (31,065,721)
                                                                       ------------   ------------    -------------  -------------
    Net increase (decrease) in net assets derived
      from Fund share activity.......................................    (4,767,990)    13,310,356       (4,950,856)        217,704
                                                                       ------------   ------------    -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................    (7,640,159)     5,028,880       (4,852,853)     11,884,022

NET ASSETS AT THE BEGINNING OF THE PERIOD............................    78,483,685     73,454,805      131,533,068     143,417,090
                                                                       ------------   ------------    -------------  --------------
NET ASSETS AT THE END OF THE PERIOD..................................  $ 70,843,526   $ 78,483,685    $ 126,680,215  $  131,533,068
                                                                       ============   ============    =============  ==============
UNDISTRIBUTED NET INVESTMENT INCOME..................................  $         --   $     20,350    $          --  $           --
                                                                       ============   ============    =============  ==============

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                 Value Report|47

Financial Highlights
--------------------------------------------------------------------------------

TAXABLE SHORT DURATION MUNICIPAL FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                    January 1, 2000 to         For the      December 29, 1998/(1)/
                                                                      June 30, 2000          year ended            through
                                                                       (Unaudited)        December 31, 1999   December 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period...................................   $   9.76             $   10.11          $  10.00
Income from investment operations:
  Net investment income................................................       0.44 /(5)/            0.89              0.00
  Net realized and unrealized gains (losses) on investments............      (0.12)                (0.35)             0.11
                                                                          --------             ---------          --------
    Total income from investment operations............................      (0.32)                 0.54              0.11
Less distributions from:
  Net investment income................................................      (0.44)                (0.89)             0.00
  Net realized gains on investments....................................         --                    --                --
                                                                          --------             ---------          --------
    Total distributions................................................      (0.44)                (0.89)             0.00
                                                                          --------             ---------          --------
Net asset value, end of period.........................................   $   9.64             $    9.76          $  10.11
                                                                          ========             =========          ========
Total Return...........................................................       3.36%/(2)/            5.51%              1.15%/(2)/
Ratios and Supplemental Data
  Net assets, end of period (in thousands).............................   $ 31,127             $  21,913          $  1,227
  Percentage of net expenses to average net assets/(4)/................       0.98%/(3)/            0.95%             0.48%/(3)/
  Percentage of net investment income to average net assets/(4)/.......       9.21%/(3)/            9.02%             6.36%/(3)/
  Portfolio turnover rate..............................................         24%                   43%                0%


/(1)/  Commencement of operations.
/(2)/  Not annualized.
/(3)/  Annualized.
/(4)/ If there had been no expense reimbursement by the Advisor, the percentage of annualized net expenses to average net assets for the periods ended June 30, 2000, December 31, 1999 and 1998 would have been 1.37%, 2.27%
       and 4.80%, respectively, and the percentage of annualized net investment income to average net assets would have been 8.82%, 7.70% and 2.04%, respectively.
/(5)/ Net investment income per share is calculated using average shares outstanding.

The accompanying Notes to Financial Statements are an integral part of these Statements.

48|Semi-Annual: July 1, 2000

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------

SHORT DURATION HIGH-YIELD MUNICIPAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             January 1, 2000 to                                   Jan. 2, 1997/(1)/
                                                                June 30, 2000    For the year ended December 31,       through
                                                                                ---------------------------------
                                                                 (Unaudited)       1999                   1998     Dec. 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period.......................        $    9.56          $   9.98       $  10.15      $  10.00
Income from investment operations:
   Net investment income...................................             0.27/(5)/         0.56           0.53          0.57
   Net realized and unrealized gains (losses) on
    investments............................................            (0.29)            (0.42)         (0.17)         0.15
                                                                   ---------          --------       --------      --------
      Total income (loss) from investment operations.......            (0.02)             0.14           0.36          0.72
                                                                   ---------          --------       --------      --------
Less distributions from:
   Net investment income...................................            (0.27)            (0.56)         (0.53)        (0.57)
   Net realized gains on investments.......................               --                --             --            --
                                                                   ---------          --------       --------      --------
      Total distributions..................................            (0.27)            (0.56)         (0.53)        (0.57)
                                                                   ---------          --------       --------      --------
Net asset value, end of period.............................        $    9.27          $   9.56       $   9.98      $  10.15
                                                                   =========          ========       ========      ========

Total Return...............................................            (0.15)%/(2)/       1.42%          3.65%         7.44%/(2)/

Ratios and Supplemental Data
   Net assets, end of period (in thousands)................        $ 100,644          $122,152       $149,643      $120,942
   Percentage of net expenses to average net assets/(4)/...             1.46% /(3)/       0.75%          0.62%         0.00%/(3)/
   Percentage of net investment income to average net
    assets/(4)/............................................             5.85% /(3)/       5.69%          5.26%         5.33%/(3)/
   Portfolio turnover rate.................................                2%               71%           215%          175%

/(1)/  Commencement of operations.
/(2)/  Not annualized.
/(3)/  Annualized.
/(4)/ If there had been no fees paid indirectly or expense reimbursement and management fee waiver by the Advisor, the percentage of net expenses to average net assets for the periods ended June 30, 2000, December 31, 1999, December 31, 1998 and December 31, 1997 would have been 1.65%, 0.92%, 0.80% and 0.84%, respectively, and the percentage of net investment income to average net assets would have been 5.67%, 5.52%, 5.08% and 4.49%, respectively.
/(5)/ Net investment income per share is calculated using average shares outstanding.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                 Value Report|49

Financial Highlights
--------------------------------------------------------------------------------

HIGH-YIELD MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                             January 1, 2000 to                                    Jan. 2, 1997/(1)/
                                                               June 30, 2000      For the year ended December 31,      through
                                                                                 ---------------------------------
                                                                (Unaudited)            1999             1998        Dec. 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period........................      $   9.50          $    10.38       $   10.45      $   10.00
Income from investment operations:
   Net investment income....................................          0.29                0.65            0.65           0.68
   Net realized and unrealized gains
    (losses) on investments.................................         (0.35)              (0.88)           0.03           0.48
                                                                  --------          ----------       ---------      ---------
      Total income (loss) from investment operations........         (0.06)              (0.23)           0.68           1.16
                                                                  --------          ----------       ---------      ---------
Less distributions from:
   Net investment income....................................         (0.29)              (0.65)          (0.65)         (0.68)
   Net realized gains on investments........................          0.00                  --           (0.10)         (0.03)
                                                                  --------          ----------       ---------      ---------
      Total distributions...................................         (0.29)              (0.65)          (0.75)         (0.71)
                                                                  --------          ----------       ---------      ---------
Net asset value, end of period..............................      $   9.15          $     9.50       $   10.38      $   10.45
                                                                  ========          ==========       =========      =========
Total Return................................................         (0.62)%/(2)/        (2.45)%          6.66%         11.67%/(2)/

Ratios and Supplemental Data
   Net assets, end of period (in thousands).................      $ 70,844          $   78,484       $  73,455      $  30,608
   Percentage of net expenses to average net assets/(4)/....          1.81%/(3)/          0.95%           0.76%          0.00%/(3)/
   Percentage of net investment income to average
    net assets/(4)/.........................................          6.25%/(3)/          6.35%           6.01%          6.01%/(3)/
   Portfolio turnover rate..................................             0%                 95%            223%           439%

/(1)/ Commencement of operations.
/(2)/ Not annualized.
/(3)/ Annualized.
/(4)/ If there had been no fees paid indirectly or expense reimbursement and management fee waiver by the Advisor, the percentage of net expenses to average net assets for the periods ended June 30, 2000, December 31, 1999, December 31, 1998 and December 31, 1997 would have been 2.02%, 1.18%, 1.08% and 1.25%, respectively, and the percentage of net investment income to average net assets would have been 6.04%, 6.12%, 5.69% and 4.76%, respectively.


50 | Semi-Annual: July 1, 2000

Financial Highlights
--------------------------------------------------------------------------------

WISCONSIN TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------
                                                        January 1, 2000 to
                                                          June 30, 2000           For the year ended December 31,
                                                                            -----------------------------------------
                                                           (Unaudited)        1999         1998               1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period...................   $   9.64          $  10.48       $  10.44        $  10.16
Income (loss) from investment operations:
   Net investment income...............................       0.26              0.51           0.51            0.52
   Net realized and unrealized gains (losses)
        on investments.................................       0.01             (0.84)          0.04            0.28
                                                          --------          --------       --------        --------
     Total income (loss) from investment
        operations....................................       0.27             (0.33)          0.55            0.80
Less distributions from:
   Net investment income..............................      (0.26)            (0.51)         (0.51)          (0.52)
                                                          --------          --------       --------        --------
     Total distributions..............................      (0.26)            (0.51)         (0.51)          (0.52)
                                                          --------          --------       --------        --------
Net asset value, end of period.........................   $   9.65          $   9.64       $  10.48        $  10.44
                                                          ========          ========       ========        ========
Total Return...........................................       2.83%/(2)/       (3.27)%         5.41%           8.06%

Ratios and Supplemental Data
 Net assets, end of year (in thousands)................   $126,680          $131,533       $143,417        $131,348
 Percentage of net expenses to average
  net assets...........................................       0.83%/(1)(3)/     0.82%/(1)/     0.78%/(1)/      0.81%/(1)/
 Percentage of net investment income to
  average nets assets..................................       5.42%/(1)(3)/     5.01%/(1)/     4.90%/(1)/      5.05%/(1)/
 Portfolio turnover rate...............................         42%               78%            16%              8%
                                                           1996            1995
                                                       --------------------------
PER SHARE DATA
Net asset value, beginning of period...............    $  10.30         $   9.21
Income (loss) from investment operations:
   Net investment income...........................        0.51             0.51
   Net realized and unrealized gains (losses)
         on investments............................       (0.14)            1.09
                                                       --------         --------
     Total income (loss) from investment
       operations..................................        0.37             1.60
Less distributions from:
   Net investment income...........................       (0.51)           (0.51)
                                                       --------         --------
     Total distributions...........................       (0.51)           (0.51)
                                                       --------         --------
Net asset value, end of period.....................    $  10.16         $  10.30
                                                       ========         ========
Total Return.......................................        3.81%           17.78%

Ratios and Supplemental Data
   Net assets, end of year (in thousands)..........    $124,545         $118,513
   Percentage of net expenses to average
    net assets.....................................        0.80%/(1)/       0.84%
   Percentage of net investment income to
    average nets assets............................        5.12%/(1)/       5.23%
   Portfolio turnover rate.........................          14%              11%

/(1)/ The ratio does not include fees paid indirectly. If the Fund did not have fees paid indirectly, percentage of net expenses to average net assets for the periods ended June 30, 2000, December 31, 1999, 1998, 1997 and 1996 would have been 0.87%, 0.83%, 0.80%, 0.82% and 0.81%, respectively, and the percentage of net investment income to average net assets would have been 5.38%, 5.00%, 4.88%, 5.04% and 5.11%, respectively.
/(2)/ Not annualized.
/(3)/ Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                               Value Report | 51

                         NOTES TO FINANCIAL STATEMENTS
                          June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization

     Heartland Group, Inc. (the "Corporation") is registered as an open-end management investment company under the Investment Company Act of 1940. The Select Value Fund, Value Plus Fund, Value Fund, Taxable Short Duration Municipal Fund, Short Duration High-Yield Municipal Fund, High-Yield Municipal Bond Fund, each of which is a diversified fund, and Wisconsin Tax Free Fund, which is a non-diversified fund, (the "Funds"), are seven of the eight series of funds issued by the Corporation at June 30, 2000.

(2)  Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

     (a) Portfolio securities which are traded on stock exchanges are valued at the last sales price as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest bid price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price. All other securities traded in the over-the-counter market are valued at the most recent bid prices. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by independent pricing services based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors.

     (b) The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is required.

          At December 31, 1999 the Value Plus Fund had Federal income tax capital loss carryforwards of $260,654 expiring in 2006 and $18,713,439 expiring in 2007. The Short Duration High-Yield Municipal Fund had Federal income tax capital loss carryforwards of $27,690 expiring in 2005; $500,994 expiring in 2006; and $1,182,905 expiring in 2007. The High-Yield Municipal Bond Fund had a Federal income tax capital loss carryforward of $110,399 expiring in 2007. The Wisconsin Tax Free Fund had Federal income tax capital loss carryforwards of $399,536 expiring in 2003; $333,310 expiring in 2005; and $376,887 expiring in 2007. The Funds do not intend to make distributions of any future realized capital gains until their Federal income tax capital loss carryforwards are completely utilized.

          Statement of Position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid in capital. Net assets are not affected by these reclassifications.

          Net realized gains or losses may differ for Federal income tax purposes primarily as a result of post-October losses which may not be recognized for tax purposes until the first day of the following fiscal year, wash sales, and the marking-to-market of open futures contracts.

     (c) Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Select Value and Value Funds are declared and paid at least annually. Dividends from the Value Plus Fund are declared and paid quarterly. Dividends from the Taxable Short Duration Municipal, Short Duration High-Yield Municipal, High-Yield Municipal Bond and Wisconsin Tax Free Funds are declared daily and distributed monthly. Dividends are recorded on the ex-dividend date. Net realized gains on investments, if any, are distributed at least annually.

     (d) The Funds record security and shareholder transactions no later than trade date plus one. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Select Value, Value Plus,Value and Taxable Short Duration Municipal Funds amortize premium and accrete discount on investments utilizing the effective interest method. The Short Duration High-Yield Municipal, High-Yield Municipal Bond and Wisconsin Tax Free Funds amortize premium and accrete original issue discount on investments utilizing the effective interest method.

     (e) The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among all Funds issued by the Corporation in proportion to their respective net assets, number of open shareholder accounts, or net sales, as applicable.

     (f) Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker on a daily basis an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract's price may result in a loss which could render a portfolio's hedging strategy unsuccessful. The Funds had the following open futures contracts at June 30, 2000:

TAXABLE SHORT DURATION MUNICIPAL FUND
              Type                        Number of Contracts   Expiration Date  Unrealized Depreciation   Notional Value
              ----                        -------------------   ---------------  -----------------------   --------------
          U.S. Treasury                           (40)           September 2000         $ (57,562)          $ (3,893,750)

SHORT DURATION HIGH-YIELD MUNICIPAL FUND
              Type                        Number of Contracts   Expiration Date  Unrealized Depreciation   Notional Value
              ----                        -------------------   ---------------  -----------------------   --------------
          Municipal Bond                         (205)           September 2000         $(659,893)          $(19,622,344)
HIGH-YIELD MUNICIPAL BOND FUND
              Type                        Number of Contracts   Expiration Date  Unrealized Depreciation   Notional Value
              ----                        -------------------   ---------------  -----------------------   --------------
          Municipal Bond                         (130)           September 2000         $(320,458)          $(12,443,438)
WISCONSIN TAX FREE FUND
              Type                        Number of Contracts   Expiration Date  Unrealized Depreciation   Notional Value
              ----                        -------------------   ---------------  -----------------------   --------------
          Municipal Bond                         (150)           September 2000         $(378,703)          $(14,357,813)

(g) The Short Duration High-Yield Municipal, High-Yield Municipal Bond and Wisconsin Tax Free Funds entered into a fee arrangement with its custodian bank which provided for a fee reduction in custody fees based upon net amounts of uninvested cash balances. The reduction of custody expenses is shown on the Statement of Operations as "Fees paid indirectly."

52 | Semi-Annual: July 1, 2000

     (h) The Select Value, Value Plus and Value Funds may each engage in "short sales against the box." These transactions involve selling a security that a Fund owns for delivery at a specified date in the future. Similarly, each of these Funds may also engage in short sales of securities of an issuer ("acquiror") that has publicly announced a proposed or pending transaction in which a portfolio security of the Fund will be converted into securities of the acquiror.

          For financial statement purposes, an amount equal to a short sale's settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold short, at value, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position.

     (i) A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "Act") or pursuant to the resale limitations provided by Rule 144A under the Act, or an exemption from the registration requirements of the Act. At June 30, 2000, the Value Plus Fund held restricted securities equaling 1.4% of net assets.

          Restricted securities that are eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Act, provided that such securities have been determined to be liquid pursuant to the guidelines adopted by the Board of Directors, are valued at fair value as furnished by independent pricing services. All other restricted securities are identified below.

          VALUE PLUS FUND
                   Security                   Par Amount        Cost       Fair Value    Acquisition Date
                   --------                   ----------        ----       ----------    ----------------
          Source Capital Corporation
            Conv. Bond 7.50% 03/01/2008       $1,400,000     $1,400,000     $972,222           2/98

     (j) Each Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Select Value Fund may also purchase call options. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation.

          For the period from January 1, 2000 through June 30, 2000, the Funds had the following transactions in written covered call options:

VALUE FUND

                                                                              Number of Contracts     Premium Amount
                                                                              -------------------     --------------
               Balance at January 1, 2000                                               --                      --
               Options opened (Interdigital Communications, Inc. 1/00)                2000             $   464,069
               Options expired (Interdigital Communications, Inc. 2/00)              (2000)               (464,069)
               Options closed                                                           --                      --
                                                                                   -------             -----------
               Balance at June 30, 2000                                                 --             $        --
                                                                                   =======             ===========

     (k) The Value Plus and Value Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

     (l) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Credit Facility

     Deutsche Bank AG made available to the funds, a $100 million credit facility pursuant to a Credit Agreement ("Agreement"), most recently amended December 29, 1998. The primary purpose of the Agreement is to allow the applicable Funds to avoid liquidating securities under circumstances which the Advisor believes are unfavorable to shareholders. Outstanding principal amounts under the credit facility bear interest at a rate per annum equal to the New York Interbank Offering Rate plus 0.4% or the prime rate. Commitment fees are computed at a rate per annum equal to 0.08% of the Funds' proportional daily average unutilized credit. Commitment fees paid during the period from January 1, 2000 through June 30, 2000 for the Select Value, Value Plus, Value, Taxable Short Duration Municipal, Short Duration High-Yield Municipal, High-Yield Municipal Bond, and Wisconsin Tax Free Funds amounted to $111, $1,285, $17,856, $354, $2,024, $1,305, and
     $2,014, respectively. During the period from January 1, 2000 through June 30, 2000, the following Funds utilized the credit facility:

                                                 Outstanding Average     Average            Maximum           Interest
Fund                                                Daily Balance     Interest Rate   Outstanding Balance     Expense
----                                                -------------     -------------   -------------------     -------
SELECT VALUE FUND                                  $     24,615           6.46%            $     700,000     $      268
VALUE PLUS FUND                                       3,623,077           6.49                10,600,000        114,846
VALUE FUND                                           19,571,154           6.41               47,900,000         621,636
TAXABLE SHORT DURATION MUNICIPAL FUND                   125,824           6.49                 1,300,000          3,817
SHORT DURATION HIGH-YIELD MUNICIPAL FUND             13,254,396           6.46                18,500,000        427,219
HIGH-YIELD MUNICIPAL BOND FUND                       10,265,385           6.46                15,000,000        332,010
WISCONSIN TAX FREE FUND                                 273,626           6.56                 5,800,000          8,893

(4)  Investment Management Fees and Transactions with Related Parties

     The Funds have management agreements with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreement, the Select Value and Value Funds pay the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets of the Funds; the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets of the Fund; the Short Duration High-Yield Municipal Fund pays the Advisor a monthly management fee at the annual rate of 0.40% of the average daily net assets of the Fund; the High-Yield Municipal Bond Fund pays the Advisor a monthly management fee at the annual rate of 0.60% of the average daily net assets of the Fund; and the Wisconsin Tax Free Fund pays the Advisor a monthly management fee at the annual rate of 0.65% of the average daily net assets of the Fund. The Taxable Short Duration Municipal Fund pays the Advisor a total annual fee of 0.60%, made up of two parts - a management fee in the amount of 0.45% of average daily net assets and an administrative fee in the amount of 0.15% of average daily net assets.

     The Select Value, Value Plus, Value, Taxable Short Duration Municipal, Short Duration High-Yield Municipal and High-Yield Municipal Bond Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor is Heartland Advisors, Inc. (the "Distributor"). The Plan requires the Funds to pay to the Distributor a quarterly distribution fee on an annual basis up to 0.25% of their daily net assets. Additionally, for the period from January 1, 2000 through June 30, 2000, the Distributor received from the Value Plus and Value Funds $19,300 and $82,635, respectively, for brokerage fees on the execution of purchases and sales of portfolio investments.

                                                               Value Report | 53

    The Funds have an agreement with the Advisor to perform certain bookkeeping and accounting services. Under the terms of the agreement, each Fund pays the Advisor a monthly fee at an annual rate of $12,500 plus 0.0075% of average daily net assets over $50,000,000 for the Select Value and Value Funds; 0.0080% of average daily net assets over $50,000,000 for the Value Plus Fund; and 0.0085% of average daily net assets over $50,000,000 for the Taxable Short Duration Municipal, Short Duration High-Yield Municipal, High-Yield Municipal Bond, and Wisconsin Tax Free Funds.

    During the period from April 1, 1999 through April 30, 2000, the Advisor contractually committed to waive Select Value Fund fees paid to the extent that annual fund operating expenses exceeded 0.95%. The Advisor contractually committed through April 30, 2000, to reimburse the Taxable Short Duration Municipal Fund to the extent that annual total operating expenses exceeded 0.95%. Effective May 1, 1999 through April 30, 2000, the Advisor contractually committed to waive fees paid to the extent that annual fund operating expenses exceed 0.75% for the Short Duration High-Yield Municipal Fund and 0.95% for the High-Yield Municipal Bond Fund. Under the terms of the agreements, if operating expenses fall below the aforementioned expense limitations, the respective Fund will begin paying the Advisor for fees previously waived and expenses previously reimbursed. This repayment will continue for up to three years after the end of the fiscal year in which a fee is waived or an expense is paid, subject to any expense limitation then in effect, until the Funds have repaid the Advisor for the entire amount or such three-year period expires.

    During the periods April 1, 1999 through December 31, 1999 and January 1, 2000 through April 30, 2000 the amounts the Advisor reimbursed the Select Value Fund, pursuant to the agreement, were expenses of $103,217 and $34,728, respectively, which are subject to potential repayment by the Fund, expiring at December 31, 2002 and December 31, 2003, respectively. For the periods from December 29, 1998 to December 31, 1998, January 1, 1999 through December 31, 1999, and January 1, 2000 through April 30, 2000, the amounts the Advisor reimbursed the Taxable Short Duration Municipal Fund, pursuant to the agreement, were expenses of $287, $141,582 and $36,788, respectively, which are subject to potential repayment by the Fund, expiring at December 31, 2001, December 31, 2002 and December 31, 2003, respectively. For the periods from May 1, 1999 through December 31, 1999 and January 1, 2000 through April 30, 2000, the amounts the Advisor reimbursed the Short Duration High-Yield Municipal Fund, pursuant to the agreement, were expenses of $191,372 and $83,283, respectively, which are subject to potential repayment by the Fund expiring at December 31, 2002 and December 31, 2003, respectively. For the periods from May 1, 1999 through December 31, 1999 and January 1, 2000 through April 30, 2000, the amounts the Advisor reimbursed High-Yield Municipal Bond Fund, pursuant to the agreement, were expenses of $159,963 and $62,784, respectively, which are subject to potential repayment by the Fund expiring at December 31, 2002 and December 31, 2003, respectively.

    Effective May 1, 2000, the Advisor voluntarily committed to waive fees to be paid to it by the Funds to the extent that total annual ordinary operating expenses (excluding brokerage commissions, interest and taxes) exceed 1.90% for the Select Value Fund, 0.95% for the Taxable Short Duration Municipal and High-Yield Municipal Bond Funds, and 0.75% for the Short Duration High-Yield Municipal Fund. Effective June 1, 2000, the Advisor modified the waiver for the Select Value Fund to the extent that total annual ordinary expenses (excluding brokerage commissions, interest and taxes) exceed 1.25%. The Advisor may modify or discontinue these waivers and/or reimbursements at any time without notice. If any fees are owed to the Advisor by a Fund, the Advisor may pay the Fund's expenses indirectly by reducing the amount of such fees owed to it by the Fund.

    Officers and certain directors of the Corporation are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Funds.

    Each Director who is not affiliated with the Funds receives a fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees to be invested in any of the Funds. The Funds maintain their proportionate share of the liability for deferred fees. As of June 30, 2000, $11,213 of deferred Directors' fees were invested in the Select Value Fund.

    As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Corporation has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

(5) Early Redemption Fee

    For the Value Plus and Value Funds, certain shares purchased on or after October 1, 1999, that are redeemed or exchanged in less than 270 days, are assessed a fee of 1% of the current net asset value of the shares. The fee, applied to shares redeemed or exchanged in the order in which they are purchased, is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as "paid in capital."

(6) Deferred Organization Expenses

    For the Select Value, Short Duration High-Yield Municipal and High-Yield Municipal Bond funds, organization expenses have been deferred and are being amortized on a straight-line basis over sixty months. Payments for these expenses were advanced by the Advisor, who will be reimbursed by the Fund over the same period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any then unamortized expenses. Unamortized deferred organization expenses and the related payable to the Advisor at June 30, 2000 for these funds were $4,118, $7,100 and $7,100, respectively. Reimbursement to the Advisor of this amount by the Fund will be subject to any expense limitations and reimbursements in effect for the Fund at the time.

(7) Investment Transactions

    During the period from January 1, 2000 through June 30, 2000, purchases and sales of securities, other than short-term obligations, were as follows:

                                           SELECT           VALUE
                                         VALUE FUND        PLUS FUND           VALUE FUND
                                         ----------        ---------           ----------
Cost of purchases                      $  5,425,512      $ 57,426,889       $  319,765,081
Proceeds from sales                       6,721,706        75,269,284          443,013,293

                                       TAXABLE SHORT      SHORT DURATION        HIGH-YIELD        WISCONSIN
                                         DURATION          HIGH-YIELD           MUNICIPAL         TAX FREE
                                       MUNICIPAL FUND    MUNICIPAL FUND         BOND FUND           FUND
                                       --------------    --------------         ---------          -------
Cost of purchases                      $  11,624,508     $    974,500          $        --      $ 26,527,84
Proceeds from sales                        5,114,013       27,702,306           10,129,774       40,919,726

At June 30, 2000, the gross unrealized appreciation and depreciation on securities for tax purposes were as follows:

                                        SELECT          VALUE
                                      VALUE FUND      PLUS FUND      VALUE FUND
                                      ----------      ---------      ----------
Appreciation                          $ 532,215     $  4,228,205   $ 231,828,658
Depreciation                           (620,772)     (11,334,332)   (118,776,363)
                                      ---------     ------------   -------------

Net Unrealized                        $ (88,557)    $ (7,106,127)  $ 113,052,295
                                      =========     ============   =============

54 | Semi Annual: July 1, 2000

                                      TAXABLE SHORT            SHORT DURATION           HIGH-YIELD            WISCONSIN
                                        DURATION                 HIGH-YIELD              MUNICIPAL            TAX FREE
                                      MUNICIPAL FUND           MUNICIPAL FUND            BOND FUND              FUND
                                      --------------           --------------           ----------            ----------
Appreciation                           $    140,804           $       12,735          $    416,296          $   1,126,334
Depreciation                               (752,840)              (7,641,850)           (9,543,558)            (5,536,140)
                                       ------------           --------------          ------------          -------------

Net Unrealized                         $   (612,036)          $   (7,629,115)         $ (9,127,262)         $  (4,409,806)
                                       ============           ==============          ============          =============

At June 30, 2000, the cost of securities for Federal income tax purposes was as follows:

                                           SELECT                  VALUE
                                         VALUE FUND              PLUS FUND            VALUE FUND
                                         ----------              ---------            ----------
Tax Cost                               $   6,662,639          $  76,747,586        $  898,757,786

                                        TAXABLE SHORT         SHORT DURATION          HIGH-YIELD       WISCONSIN
                                          DURATION              HIGH-YIELD             MUNICIPAL       TAX FREE
                                       MUNICIPAL FUND         MUNICIPAL FUND           BOND FUND         FUND
                                       --------------         --------------           ---------       --------
Tax Cost                               $  31,517,172          $ 115,890,931        $   85,269,942    $ 125,814,186

(8) Fund Share Transactions

    For the period from January 1, 2000 through June 30, 2000, Fund share transactions were as follows:

                                                            SELECT             VALUE
                                                          VALUE FUND         PLUS FUND       VALUE FUND
                                                          ----------         ---------       ----------
Shares issued                                              108,155            401,080        2,767,606
Reinvested dividends from net investment
   income & distributions from net realized
   gains on investments                                         --             48,004          976,169
Shares redeemed                                           (174,324)        (1,740,336)      (5,419,367)
                                                         ---------       ------------       ----------
Net decrease in Fund shares                                (66,169)        (1,291,252)      (1,675,592)
                                                         =========       ============       ==========

                                                       TAXABLE SHORT     SHORT DURATION      HIGH-YIELD      WISCONSIN
                                                          DURATION         HIGH-YIELD         MUNICIPAL      TAX FREE
                                                       MUNICIPAL FUND    MUNICIPAL FUND       BOND FUND        FUND
                                                       --------------    --------------      ----------      --------
Shares issued                                             1,702,641         2,927,991         1,818,060       468,359
Reinvested dividends from net investment
  income & distributions from net realized
  gains on investments                                       81,278           260,691           152,479       225,859
Shares redeemed                                            (799,994)       (5,108,188)       (2,483,534)   (1,212,578)
                                                        ------------      -----------      -------------  -----------
Net increase (decrease) in Fund shares                      983,925        (1,919,506)         (512,995)     (518,360)
                                                        ============      ===========      ============   ===========

For the period from January 1, 1999 through December 31, 1999, Fund share transaction were as follows:

                                                           SELECT            VALUE
                                                         VALUE FUND         PLUS FUND      VALUE FUND
                                                         ----------         ---------      ----------
Shares issued                                              984,374          7,301,781       6,267,508
Reinvested dividends from net investment
  income & distributions from net realized
  gains on investments                                      20,177            259,697          97,413
Shares redeemed                                         (1,069,670)       (13,782,321)    (26,397,406)
                                                     -------------      -------------    ------------
Net decrease in Fund shares                                (65,119)        (6,220,843)    (20,032,485)
                                                     =============      =============    ============

                                                      TAXABLE SHORT     SHORT DURATION     HIGH-YEILD      WISCONSIN
                                                        DURATION          HIGH-YEILD       MUNICIPAL       TAX FREE
                                                     MUNICIPAL FUND     MUNICIPAL FUND     BOND FUND         FUND
                                                     --------------    ---------------     ---------       --------
Shares issued                                          3,631,050          11,386,623       8,250,843       2,520,059
Reinvested dividends from net investment
  income & distributions from net realized
  gains on investments                                    83,879             802,077         494,372         540,898
Shares redeemed                                       (1,590,432)        (14,412,482)     (7,562,899)     (3,096,969)
                                                    ------------        ------------    ------------     -----------
Net increase (decrease) in Fund shares                (2,124,497)         (2,223,782)      1,182,316         (36,012)
                                                    ============        ============    ============      ==========

                                                               Value Report | 55

(9) Transactions with Affiliates

 The following companies are affiliated with the Value Plus and Value Funds; that is, the Funds held 5% or more of the outstanding voting securities during the period from January 1, 2000 through June 30, 2000. Such companies are defined in Section (2)(a)(3) of the Investment Company Act of 1940.

VALUE PLUS FUND
                                                    Share                                  Share                       Realized
                                                  Balance at                            Balance at                      Gains
Security Name                                    Jan. 1, 2000  Purchases     Sales    June 30, 2000     Dividends      (Losses)
-------------------------------------------------------------------------------------------------------------------------------
Blimpie International, Inc.                           330,000    170,000          0        500,000  $     17,500  $           0
Decorator Industries, Inc.                            349,600          0          0        349,600        24,472              0
Hanover Foods Corporation (Class A)                    50,500          0      1,000         49,500        13,888          1,623
Lufkin Industries, Inc.                               350,000          0    350,000              0        63,000     (1,755,398)
Tab Products Company                                  500,000          0          0        500,000        50,000              0
WRP Corporation                                       374,000      1,000    375,000              0             0     (1,098,765)
                                                                                                    ------------  -------------
                                                                                                    $    168,860  $  (2,852,540)
                                                                                                    ============  =============


VALUE FUND
                                                    Share                                   Share                      Realized
                                                  Balance at                             Balance at                     Gains
Security Name                                    Jan. 1, 2000  Purchases  Sales         June 30, 2000  Dividends       (Losses)
-------------------------------------------------------------------------------------------------------------------------------
Akita Drilling Ltd. (Class A)                         748,600          0    500,000        248,600    $   79,776    $    91,300
Allied Healthcare Products, Inc.                      775,000          0      2,500        772,500             0          3,125
Almost Family, Inc.                                   308,900          0          0        308,900             0              0
The Alpine Group, Inc.                                900,000          0          0        900,000             0              0
American Physicians Service Group, Inc.               187,200          0          0        187,200             0              0
Amwest Insurance Group, Inc.                          242,000          0    242,000              0             0     (1,658,531)
Asia Pacific Wire & Cable Corporation Ltd.            706,000          0          0        706,000             0              0
AVTEAM, Inc.                                          238,200    761,800     37,000        963,000             0       (171,453)
Badger Meter, Inc.                                    200,000          0          0        200,000        86,000              0
Barrett Business Services, Inc.                       383,300    356,700          0        740,000             0              0
BTG, Inc.                                             800,000          0          0        800,000             0              0
Buckhead America Corporation                          184,600          0          0        184,600             0              0
Business Resource Group                               500,000          0          0        500,000             0              0
Cameron Ashley Building Products, Inc.                500,000          0    500,000              0             0      2,834,802
Carey International, Inc.                                   0    500,000          0        500,000             0              0
Catalina Lighting, Inc.                               710,000          0          0        710,000             0              0
CHC Helicopter Corporation (Class A)                  562,000    438,000          0      1,000,000             0              0
The Cherry Corporation (Class A)                      944,800     25,000    969,800              0     11,487,492
Childrens Comprehensive Services, Inc.                460,000          0          0        460,000             0              0
Ciprico, Inc.                                         353,000     47,000          0        400,000             0              0
Comdial Corporation                                   541,200          0    241,200        300,000             0      1,931,658
Crown Central Petroleum Corporation (Class B)         900,000          0          0        900,000             0              0
Datron Systems, Inc.                                  250,000          0    250,000              0             0      2,842,940
Duckwall-ALCO Stores, Inc.                            370,000     30,000          0        400,000             0              0
Dynamic Materials Corporation                         250,000          0    250,000              0             0     (1,012,586)
EDAP TMS S.A. (ADR)                                   840,000          0     17,500        822,500             0        (20,783)
EZCorp, Inc. (Class A)                                718,100          0          0        718,100         8,976              0
Fiber Mark, Inc.                                      391,600          0          0        391,600             0              0
Financial Industries Corporation                      300,000          0          0        300,000        54,000              0
Franklin Bank National Association                    185,800          0     22,917        162,883        24,408        (17,176)
Gundle/SLT Environmental, Inc.                        662,800          0     80,000        582,800             0       (204,058)
GZA GeoEnvironmental Technologies, Inc.               372,700          0    119,100        253,600             0         95,333
Hallmark Capital Corporation                          110,000     40,000          0        150,000        13,500              0
Hallmark Financial Services, Inc.                   1,060,000          0  1,060,000              0             0       (233,592)
Hallwood Energy Corporation                           477,540          0          0        477,540             0              0
Hallwood Group, Inc.                                   89,250          0      9,200         80,050             0       (129,368)
Hampshire Group, Ltd.                                 252,800     11,800          0              0             0              0
Harding Lawson Associates Group, Inc.                 392,600          0    392,600              0             0      1,686,425
Health Power, Inc.                                    340,000          0     37,500        302,500             0       (193,682)
High Plains Corporation                             1,500,000          0          0      1,500,000             0              0
HMN Financial, Inc.                                   253,200          0          0        253,200        50,640              0
Home Federal Bancorp                                  268,250          0          0        268,250        73,769              0
Hotelworks.com, Inc.                                1,000,000          0    156,600        843,400             0       (893,296)
In Home Health, Inc.                                  470,101          0    470,101              0             0        699,792
Intercontinental Life Corporation                     451,600          0    451,600              0             0       (286,756)
International Aircraft Investors                      430,000          0          0        430,000             0              0
International Airline Support Group, Inc.             250,000          0     10,700        239,300             0        (64,239)
Invivo Corporation                                    130,300    269,700          0        400,000             0              0

56 | Semi Annual: July 1, 2000

VALUE FUND [CONT'D]
                                                   Share                                    Share                      Realized
                                                Balance at                                 Balance at                    Gains
Security Name                                  Jan. 1, 2000     Purchases    Sales       June 30, 2000     Dividends   (Losses)
------------------------------------------------------------------------------------------------------------------------------------
Iwerks Entertainment, Inc.                         314,285/(1)/        0          0        314,285      $      0    $         0
Jaco Electronics, Inc.                             380,000             0    380,000              0             0      4,154,210
John B. Sanfilippo & Son, Inc.                     500,000             0          0        500,000             0              0
K-Tron International, Inc.                         200,000        75,000          0        275,000             0              0
LaCrosse Footwear, Inc.                            500,000             0    500,000              0             0     (3,211,915)
Lindal Cedar Homes, Inc.                           345,400             0          0        345,400             0              0
Lufkin Industries                                        0       350,000          0        350,000        63,000              0
Magal Security Systems Ltd.                        650,000             0    484,700        165,300             0       (381,263)
Mapics, Inc.                                       100,000     2,373,700    673,700      1,800,000             0       (929,795)
Marten Transport Ltd.                              333,300         1,700          0        335,000             0              0
Martin Industries, Inc.                            450,000             0      5,400        444,600             0        (43,193)
Massbank Corporation                               133,333        56,700          0        190,033        96,292              0
Matrix Service Company                             600,000             0     56,200        543,800             0        144,140
Maxicare Health Plans, Inc.                      1,000,000             0    863,100        136,900             0     (3,503,125)
Meadow Valley Corporation                          250,000             0          0        250,000             0              0
MFRI, Inc.                                         400,000             0          0        400,000             0              0
Minntech Corporation                               600,000             0          0        600,000             0              0
MMI Companies, Inc.                              1,400,000             0  1,400,000              0             0       (556,345)
Motor Club of America                              168,500        31,500          0        200,000             0              0
MYR Group, Inc.                                    500,000             0    500,000              0        18,750     12,695,395
M-Wave, Inc.                                       295,000             0    295,000              0             0      1,380,270
NABI, Inc.                                       3,145,000             0    645,000      2,500,000             0      3,349,605
National Home Health Corp.                         395,000             0          0        395,000             0              0
Nu Horizons Electronics, Inc.                      650,000             0    650,000              0             0      3,941,333
O.I. Corporation                                   326,500             0          0        326,500             0              0
Orthologic Corporation                           1,815,000             0          0      1,815,000             0              0
Osteotech, Inc.                                          0     1,200,000          0      1,200,000             0              0
Outlook Group Corporation                          467,500             0     78,400        389,100             0       (371,076)
Patrick Industries, Inc.                           317,000             0          0        317,000        25,360              0
Pentech International, Inc.                        749,900             0    749,900              0             0       (523,383)
Planar Systems, Inc.                               500,000       100,000    600,000              0             0      3,401,775
Premium Wear, Inc.                                 209,000        19,100    228,100              0             0      1,362,191
RainForest Cafe, Inc.                            1,100,000       310,000          0      1,410,000             0              0
Ramsay Youth Services, Inc.                        750,400        50,000          0        800,400             0              0
Raytel Medical Corporation                         880,000             0          0        880,000             0              0
Riviera Tool Company                               336,262             0          0        336,262             0              0
The Rottlund Company, Inc.                         556,000             0          0        556,000             0              0
Roy F. Weston, Inc. (Class A)                      990,000             0    252,500        737,500             0       (517,266)
Rush Enterprises, Inc.                             225,000       120,000     15,400        329,600             0       (101,441)
Salient 3 Communications, Inc.                     402,500             0     51,200        351,300             0        126,681
Saucony, Inc. (Class B)                            400,000             0          0        400,000             0              0
Scan-Optics, Inc.                                  600,000             0    600,000              0             0     (2,093,118)
Sholodge, Inc.                                     530,000             0          0        530,000             0              0
Six Rivers National Bank                            93,300             0     93,300              0             0         58,273
Spacelabs Medical, Inc.                            500,000       148,700          0        648,700             0              0
Speizman Industries, Inc.                          300,000             0          0        300,000             0              0
Strattec Security Corporation                      297,000             0          0        297,000             0              0
Sunrise Medical, Inc.                              700,000       600,000          0      1,300,000             0              0
Tech-Sym Corporation                               268,600        32,000          0        300,600             0              0
Todhunter International, Inc.                      490,000             0    490,000              0             0        364,646
TransCoastal Marine Services, Inc.               1,000,000             0  1,000,000              0             0     (3,915,655)
Urocor, Inc.                                       700,000             0     41,300        658,700             0         14,059
URS Corporation                                    500,000       380,000          0        880,000             0              0
U.S. Global Investors, Inc. (Class A)              600,000             0      2,000        598,000             0            315
Webco Industries Inc.                              475,500        24,500          0        500,000             0              0
Woodward Governor Company                                0       145,500          0        145,500         8,138              0
Zindart Ltd. (ADR)                                 450,000             0    450,000              0             0     (1,912,143)
                                                                                                       ---------   ------------
                                                                                                       $ 602,609   $ 29,720,522
                                                                                                       =========   ============

/(1)/Adjusted for a reverse stock split.

                                                               Value Report | 57

                                    [LOGO]
                                  Definitions


Please Note...

Defined below are the Alpha, Beta and R-Squared measurements presented for our equity funds. These definitions were provided by Russell Analytics, a division of the Frank Russell Company, highly regarded specialists in investment information and statistics. When calculating these measurements for each Heartland equity fund, we have substituted the Fund's benchmark index for a "market return" as indicated in the presentation for each fund. For the Select Value Fund, the measurements are based on weekly data from 12/6/99, when the fund changed it's primary benchmark index to the S&P Barra Midcap Value Index from the S&P 500 Stock Index in connection with a change in its investment policies, using 31 weekly data points from 12/10/99 through 6/30/00. For the Value Plus and Value Funds, the measurements are based on monthly data for the 3-year period ended 6/30/00.

Alpha is a measure of a portfolio's return in excess of the market return, both adjusted for risk. It is a measure of the manager's contribution to performance due to security selection. A positive Alpha indicates that the portfolio outperformed the market on a risk-adjusted basis, and a negative Alpha indicates the portfolio did worse than the market.

Beta is a measure of the sensitivity of a portfolio's rate of return against those of the market. A Beta greater than 1.00 indicates volatility greater than that of the market.

R-Squared is a measure that indicates the extent to which fluctuations in portfolio returns are correlated with those of the general market. An R-Squared of .75 indicates that 75% of the fluctuation in a portfolio's return is explained by the fluctuation of the market.

Other Definitions

Bond Buyer 40 Index is composed of 40 actively traded general obligations and revenue issues rated A or better having at least 19 years remaining to maturity, a first call date between 7 and 16 years and at least one call at par before redemption.

The Dow Jones Industrial Average is computed by summing the prices of the stocks of 30 companies and then dividing that total by an adjusted value--one which has been adjusted over the years to account for the effects of stock splits on the prices of the 30 companies.

Heartland Customized Short-Term Bond Index is an equally-weighted index developed by Heartland Advisors, Inc., consisting of equal allocations of the Merrill Lynch High Yield, U.S. Corporate, Cash Pay, 1-3 Year BBB Rated, and B Rated indexes, respectively.

Lehman Brothers Municipal 1-3 Year Non-Investment Grade Index is an unmanaged index and includes issues which have a maximum credit rating of Ba1, were issued as part of an offering of at least $20 million, have an amount outstanding of at least $3 million, have a maturity of 1-3 years, and were issued after December 31,1990.

Lehman Brothers Municipal Non-Investment Grade Index includes issues which have a maximum credit rating of Ba1, were issued as part of an offering of at least $20 million, have an amount outstanding of at least $3 million, have a maturity of at least one year, and were issued after December 31,1990.

Lehman Intermediate Term Treasury Index is an unmanaged index of all Treasury securities issued by the U.S. Government with maturities of greater than one year but less than 10 years and at least $100 million in outstanding issuance.

58 | Semi Annual: July 1, 2000

Lehman 20 Year Municipal Bond Index consists of bonds having a minimum credit rating of at least Baa, and outstanding par value of at least $3 million, and issued as part of a transaction of at least $50 million.

Lipper General U.S. Government Fund Index is an equally weighted index, adjusted for capital gains and income dividends, of the largest qualifying funds in the investment objective, consisting of 30 funds. Qualifying funds generally consist of those that invest at least 65% of their assets in U.S. government agency issues.

Lipper High Yield Municipal Debt Fund Category is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in the investment objective, consisting of 10 funds. Qualifying funds generally consist of those that invest at least 50% of their assets in lower rated municipal debt issues.

The Lipper Large-Cap Growth Index measures the performance of large-cap funds with above-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth figures as compared to the U.S. diversified large-cap funds universe average.

The Lipper Large-Cap Value Index measures the performance of large-cap funds with below-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth figures as compared to the U.S. diversified large-cap funds universe average.

The Lipper Mid-Cap Growth Index measures the performance of mid-cap funds with above-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth figures as compared to the U.S. diversified large-cap funds universe average.

The Lipper Mid-Cap Value Index measures the performance of mid-cap funds with below-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth figures as compared to the U.S. diversified large-cap funds universe average.

Lipper Other States Municipal Debt Funds Category is an equally weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds in the investment objective, consisting of 30 funds. Qualifying funds generally consist of those that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt).

Lipper Small-Cap Value Fund Index is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in the investment objective, consisting of 30 funds. Qualifying funds generally consist of those that invest at least 75% of their equity assets in companies with market capitalizations below 250% of the dollar weighted median of the S&P Small Cap 600 Index and that seek long-term capital growth by investing in companies that are considered to be undervalued.

Merrill Lynch High Yield, U.S. Corporate, Cash Pay, BB Rated, 1-3 Year Index is a market capitalization weighted index including U.S. Domestic and Yankee, cash pay, high-yield bonds. Qualifying bonds must have at least $100 million par amount outstanding, and a remaining term to maturity greater than or equal to one year, but less than three years. The quality range is BB3-BB1 based on the composite rating of Moody's and S&P. Structured-Note Issues, DIBs (deferred interest bonds), and PIKs (pay in kind bonds) are excluded.

Morningstar Municipal Bond Single State Long-Term Category consists of single-state funds with an average duration of more than seven years or an average maturity of more than 12 years.

                                                               Value Report | 59

Morningstar Municipal Bond Short-Term Category consists of funds with an average duration of less than 4.5 years or an average maturity of less than 5 years.

The NASDAQ Composite Index includes all stocks listed on the NASDAQ Stock
Market.

Morningstar Small Value Category consists of funds that have a relative P/E Style Box Score + relative P/B Style Box Score of less than 1.75. Median market cap is less than the top 20% of the 5,000 largest domestic stocks in Morningstar's equity database.

Price/Book Ratio of a company is calculated by dividing the market price of its stock by the company's per-share book value.

Price/Cash Flow represents the amount an investor is willing to pay for a dollar generated from a particular company's operations. It shows the ability of a business to generate cash and acts as a gauge of liquidity and solvency.

Price/Earnings Ratio of a stock is calculated by dividing the current price of the stock by its trailing 12 months' earnings per share.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with a higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an unmanaged index of stocks considered representative of the small cap market.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index is an unmanaged index of 500 stocks representing major U.S. industries.

S&P Barra Midcap Value Index is an unmanaged index of companies within the S&P Midcap 400 Index that have the lowest price-to-book ratios within the lower 50 percentile of market capitalizations.

The S&P 400 Index includes stocks in the middle capitalization range, excluding mid-cap stocks already included in the S&P 500 Index.

The S&P 600 Index consists of 600 small-cap domestic stocks.

60 | Semi Annual: July 1, 2000

                         The Heartland Family of Funds

                              Select Value Fund

                               Value Plus Fund

                                  Value Fund

                    Taxable Short Duration Municipal Fund

                   Short Duration High-Yield Municipal Fund

                        High-Yield Municipal Bond Fund

                           Wisconsin Tax Free Fund
                          (Wisconsin residents only)





                           [LOGO] Heartland Funds
                           ----------------------
                           AMERICA'S VALUE INVESTOR'


                             Individual Investors:
                        1.800.HEARTLN (1.800.432.7856)

                              Financial Advisors:
                  Financial Advisor Services: 1.800.442.6391

                            www.heartlandfunds.com

                           Heartland Advisors, Inc.
                    789 N. Water St., Milwaukee, WI 53202
                           Distributor, Member SIPC.

The performance data quoted represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Statements regarding particular securities are not recommendations to buy or sell the securities discussed, but rather illustrations of our value investment strategy. Such statements represent the portfolio manager's views when made and are subject to change at any time based on market and other considerations.

Income from the Wisconsin Tax Free Fund may be subject to alternative minimum tax and income from the Short Duration High-Yield Municipal Fund and the High-Yield Municipal Bond Fund may be subject to state, local and alternative minimum tax.

This material may only be used when preceded or accompanied by a prospectus for the Fund(s) listed on the front cover.